UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03459

Penn Series Funds, Inc.
(Exact name of registrant as specified in charter)

600 Dresher Road Horsham, PA		19044
(Address of principal executive offices)		(Zip code)

Jill Bukata Penn Series Funds, Inc. 600 Dresher Road Horsham, PA 19044
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(215) 956-8256

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (Unaudited)

MONEY MARKET FUND

	Par
	(000)	Value†
AGENCY OBLIGATIONS — 16.5%
FEDERAL HOME LOAN BANK BONDS — 1.2%
5.250%, 11/28/08	2,000	$2,007,674

FEDERAL HOME LOAN BANK DISCOUNT NOTES — 15.3%
1.800%, 10/09/08	3,300	3,298,680
2.300%, 10/17/08	14,600	14,585,076
2.120%, 12/10/08	5,000	4,979,389
3.250%, 01/14/09	3,000	3,000,000
3.580%, 03/30/09	250	250,072
3.250%, 04/02/09	250	249,645
		26,362,862

TOTAL AGENCY OBLIGATIONS (Cost $28,370,536)		28,370,536

COMMERCIAL PAPER — 14.4%
AEROSPACE & DEFENSE — 2.9%
Rockwell Collins, Inc.
2.200%, 10/15/08	5,000	4,995,722

AGRICULTURAL PRODUCTS — 2.2%
Cargill Global Funding
2.350%, 10/14/08	2,000	1,998,303
3.150%, 12/10/08	1,815	1,803,883
		3,802,186
BANKING — 0.6%
Royal Bank of Scotland
2.780%, 10/21/08	1,000	998,456

CHEMICALS — 3.5%
Praxair, Inc.
2.100%, 10/08/08	6,000	5,997,550

COMPUTERS & OFFICE EQUIPMENT — 2.6%
IBM International Group
2.090%, 10/02/08	4,431	4,430,743

FINANCE — 2.6%
American Honda Finance Corp.
2.880%, 10/03/08	470	469,925
John Deere Capital Corp.
2.700%, 10/03/08	2,000	1,999,700
Nestle Capital Corp.
2.150%, 10/23/08	2,000	1,997,372
		4,466,997

TOTAL COMMERCIAL PAPER (Cost $24,691,654)		24,691,654

CORPORATE BONDS — 57.9%
AGRICULTURAL PRODUCTS — 0.4%
Cargill, Inc. 144A @
3.625%, 03/04/09	750	748,972

BANKING — 9.1%
Bank of America Corp.
5.875%, 02/15/09	2,000	2,018,154
3.375%, 02/17/09	152	151,955
Chase Manhattan Corp.
6.500%, 01/15/09	224	225,740
Comerica Bank
6.000%, 10/01/08	1,000	1,000,000
Deutsche Bank Financial, Inc.
7.500%, 04/25/09	995	1,018,113
First Chicago Corp.
6.375%, 01/30/09	1,500	1,515,631
Mellon Funding Corp.
3.250%, 04/01/09	2,000	2,002,078
Republic New York Corp.
5.875%, 10/15/08	700	700,609
Santander US Debt SA Unipersonal 144A @
4.750%, 10/21/08	4,000	4,003,266
The Bank of New York Mellon Corp.
3.625%, 01/15/09	500	500,729
US Bank NA
5.700%, 12/15/08	2,500	2,514,050
		15,650,325
COMPUTERS & OFFICE EQUIPMENT — 1.3%
International Business Machines Corp.
5.400%, 10/01/08	750	750,000
5.375%, 02/01/09	1,238	1,248,552
5.400%, 01/26/09	250	252,056
		2,250,608
COSMETICS & TOILETRIES — 0.2%
Procter & Gamble Co.
3.500%, 12/15/08	250	249,920

ELECTRONIC COMPONENTS & SEMICONDUCTORS — 0.4%
Emerson Electric Co.
5.000%, 10/15/08	672	672,552

ENERGY RESOURCES & SERVICES — 1.1%
Consolidated Edison Co. of New York, Inc.
4.700%, 06/15/09	1,900	1,903,262

FINANCE — 22.3%
American Honda Finance Corp. 144A @
3.850%, 11/06/08	4,850	4,854,884
Associates Corp. of North America
6.250%, 11/01/08	4,065	4,074,401
Beneficial Corp.
6.470%, 11/17/08	115	115,445
Boeing Capital Corp.
3.950%, 10/15/08	125	125,043

Caterpillar Financial Services Corp.
4.350%, 03/04/09	3,000	3,017,594
Citigroup, Inc.
3.625%, 02/09/09	3,000	3,001,373
General Electric Capital Corp.
3.600%, 10/15/08	3,370	3,371,013
9.180%, 12/30/08	1,000	1,014,931
3.125%, 04/01/09	2,000	2,003,143
HSBC Finance Corp.
6.500%, 11/15/08	2,454	2,462,657
4.125%, 12/15/08	1,300	1,302,085
5.875%, 02/01/09	500	503,144
John Deere Capital Corp.
6.000%, 02/15/09	1,000	1,011,819
4.875%, 03/16/09	2,000	2,017,928
John Hancock Global Funding II 144A @
3.500%, 01/30/09	2,000	2,002,331
JPMorgan Chase & Co.
5.750%, 10/15/08	2,000	2,002,106
6.000%, 02/15/09	1,275	1,285,986
National Rural Utilities Cooperative Finance Corp.
5.750%, 11/01/08	650	651,249
5.750%, 12/01/08	1,325	1,330,828
New York Life Global Funding 144A @
3.875%, 01/15/09	1,825	1,829,624
Toyota Motor Credit Corp.
4.400%, 10/01/08	300	300,000
		38,277,584
FOOD & BEVERAGES — 2.7%
Coca-Cola Enterprises, Inc.
5.750%, 11/01/08	2,374	2,379,482
Pepsi Bottling Holdings, Inc. 144A @
5.625%, 02/17/09	2,000	2,018,911
PepsiCo, Inc.
5.700%, 11/01/08	225	225,499
		4,623,892
INSURANCE — 3.8%
Berkshire Hathaway Finance Corp.
3.375%, 10/15/08	850	850,204
Hartford Financial Services Group, Inc.
6.375%, 11/01/08	2,600	2,606,884
5.663%, 11/16/08	100	100,308
John Hancock Financial Services, Inc.
5.625%, 12/01/08	3,000	3,012,488
		6,569,884
OIL & GAS — 6.4%
Baker Hughes, Inc.
6.000%, 02/15/09	2,375	2,394,795
BP Canada Finance Co.
3.625%, 01/15/09	3,000	3,003,379
ConocoPhillips
6.375%, 03/30/09	1,000	1,017,113
Halliburton Co.
5.625%, 12/01/08	4,505	4,514,011
		10,929,298
PHARMACEUTICALS — 2.0%
Abbott Laboratories
3.500%, 02/17/09	2,000	2,001,657

5.375%, 05/15/09	497	504,581
Pioneer Hi-Bred International, Inc.
5.750%, 01/15/09	1,000	1,005,816
		3,512,054
RETAIL — 5.9%
Target Corp.
5.400%, 10/01/08	1,555	1,555,000
5.875%, 11/01/08	3,000	3,006,135
Wal-Mart Stores, Inc.
3.375%, 10/01/08	5,650	5,650,000
		10,211,135
TELECOMMUNICATIONS — 2.3%
AT&T Corp.
6.000%, 03/15/09	1,259	1,274,782
Verizon California, Inc.
5.500%, 01/15/09	200	201,236
Verizon North, Inc.
6.900%, 11/01/08	255	255,732
5.650%, 11/15/08	2,125	2,131,114
		3,862,864

TOTAL CORPORATE BONDS (Cost $99,462,350)		99,462,350

VARIABLE RATE DEMAND NOTES — 1.4%
BANKING — 0.0%
National Australia Bank Ltd. 144A @
2.791%, 10/01/08	100	100,000

FINANCE — 0.2%
General Electric Capital Corp.
2.795%, 10/24/08	365	364,994

OIL & GAS — 1.2%
ConocoPhillips Australia Funding Co.
2.891%, 04/09/09	2,000	2,000,788

TOTAL VARIABLE RATE DEMAND NOTES (Cost $2,465,782)		2,465,782

	Number of
	Shares
SHORT-TERM INVESTMENTS — 9.8%
BlackRock Liquidity Funds FedFund - Institutional Shares	8,384,889	8,384,889
Evergreen Institutional U.S. Government Money Market Fund - Institutional Shares	8,377,595	8,377,595

TOTAL SHORT-TERM INVESTMENTS (Cost $16,762,484)		16,762,484

TOTAL INVESTMENTS — 100.0% (Cost $171,752,806)(a)		$171,752,806

† See Security Valuation Note.

 Variable rate security.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”.  Unless otherwise indicated, the security is considered liquid.

(a) Also the cost for Federal income tax purposes.

Maturity	Market	% of
Schedule	Value	Portfolio	(Cumulative)
1 - 7 days	$33,017,852	19.2%	19.2%
8 - 14 days	13,295,321	7.7%	26.9%
15 - 30 days	34,666,412	20.2%	47.1%
31 - 60 days	24,871,465	14.5%	61.6%
61 - 90 days	19,706,654	11.5%	73.1%
91 - 120 days	11,033,511	6.4%	79.5%
121 - 150 days	19,154,308	11.2%	90.7%
over 150 days	16,007,283	9.3%	100.0%
	$171,752,806	100.0%

Average Weighted Maturity — 57 days

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•             Level 1 - quoted prices in active markets for identical securities

•             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$16,762,484
Level 2 — Other Significant Observable Inputs	154,990,322
Level 3 — Significant Unobservable Inputs	—
Total	$171,752,806

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (Unaudited)

LIMITED MATURITY BOND FUND

	Par
	(000)	Value†
AGENCY OBLIGATIONS — 27.0%
FEDERAL HOME LOAN BANK BONDS — 7.2%
3.625%, 02/08/11	5,000	$4,991,980

FEDERAL HOME LOAN MORTGAGE CORPORATION — 10.4%
3.125%, 02/12/10	2,500	2,495,070
3.200%, 03/10/10	4,700	4,689,754
		7,184,824
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 9.4%
2.375%, 05/20/10	2,400	2,370,475
5.000%, 10/15/11	4,000	4,179,496
		6,549,971
TOTAL AGENCY OBLIGATIONS (Cost $18,740,687)		18,726,775

ASSET BACKED SECURITIES — 4.6%
Bear Stearns Mortgage Funding Trust
3.370%, 10/25/36	920	270,314
Conseco Financial Corp.
7.650%, 04/15/19	242	245,988
7.250%, 09/15/26	126	126,384
6.500%, 02/01/31	101	100,384
Enterprise Mortgage Acceptance Co. LLC 144A @
6.630%, 01/15/25	1,196	1,039,154
6.223%, 01/15/27	1,064	783,381
Equity One ABS, Inc.
4.145%, 04/25/34	24	21,648
FMAC Loan Receivables Trust 144A @
6.850%, 09/15/19	159	158,031
Popular ABS Mortgage Pass-Through Trust
4.628%, 09/25/34	49	45,140
SACO I, Inc. 144A @
3.810%, 06/25/35	1,000	368,501

TOTAL ASSET BACKED SECURITIES (Cost $4,124,032)		3,158,925

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
Countrywide Home Loan Mortgage Pass Through Trust
6.000%, 09/25/37
(Cost $1,095,611)	1,100	914,401

COMMERCIAL MORTGAGE BACKED SECURITIES — 6.7%
Asset Securitization Corp.
7.400%, 10/13/26	73	73,576
Bear Stearns Commercial Mortgage Securities
6.080%, 02/15/35	226	226,005
5.580%, 03/11/39	1,030	1,000,211

JPMorgan Chase Commercial Mortgage Securities Corp.
5.464%, 10/12/35	283	281,410
4.545%, 01/15/42	1,500	1,416,297
LB-UBS Commercial Mortgage Trust
4.821%, 04/15/30	1,565	1,536,613
PNC Mortgage Acceptance Corp.
5.910%, 03/12/34	121	120,501

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $4,796,031)		4,654,613

CORPORATE BONDS — 0.7%
FOOD & BEVERAGES — 0.7%
General Mills, Inc.
5.650%, 09/10/12
(Cost $502,841)	500	504,660

RESIDENTIAL MORTGAGE BACKED SECURITIES — 6.6%
FANNIE MAE POOL — 6.6%
4.298%, 12/01/33	1,310	1,316,864
3.500%, 04/01/34	723	720,693
5.975%, 07/01/36	1,001	1,026,610
6.000%, 09/01/38	1,499	1,519,389

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $4,588,713)		4,583,556

U.S. TREASURY OBLIGATIONS — 49.4%
U.S. Treasury Notes
2.125%, 04/30/10	6,700	6,731,932
2.625%, 05/31/10	6,000	6,067,032
4.875%, 05/31/11	5,000	5,359,375
3.625%, 12/31/12	6,000	6,208,128
4.250%, 08/15/13	6,500	6,899,646
3.125%, 08/31/13	3,000	3,022,968

TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,997,452)		34,289,081

	Number of
	Shares
SHORT-TERM INVESTMENTS — 3.7%
BlackRock Liquidity Funds FedFund - Institutional Shares	2,291,768	2,291,768
Evergreen Institutional U.S. Government Money Market Fund - Institutional Shares	287,889	287,889

TOTAL SHORT-TERM INVESTMENTS (Cost $2,579,657)		2,579,657

TOTAL INVESTMENTS — 100.0% (Cost $70,425,024)(a)		$69,411,668

† See Security Valuation Note.

LLC - Limited Liability Company.

 Variable rate security.

@  Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”.  Unless otherwise indicated, the security is considered liquid.

(a) At September 30, 2008, the cost for Federal income tax purposes was $70,425,024.  Net unrealized depreciation was $1,013,356.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $333,272 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,346,628.

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$2,579,657
Level 2 — Other Significant Observable Inputs	66,832,011
Level 3 — Significant Unobservable Inputs	—
Total	$69,411,668

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (Unaudited)

QUALITY BOND FUND

	Par
	(000)	Value†
AGENCY OBLIGATIONS — 6.5%
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 6.5%
3.250%, 04/09/13	$8,500	$8,273,594
5.000%, 04/15/15	6,750	6,981,451

TOTAL AGENCY OBLIGATIONS (Cost $15,391,047)		15,255,045

ASSET BACKED SECURITIES — 4.4%
Atherton Franchisee Loan Funding 144A @
7.230%, 04/15/12	840	787,611
Bear Stearns Mortgage Funding Trust
2.643%, 10/25/36	1,839	540,628
Conseco Financial Corp.
7.240%, 11/15/28	785	262,109
Enterprise Mortgage Acceptance Co. LLC 144A @
6.630%, 01/15/25	3,795	3,296,625
6.156%, 01/15/27	2,127	1,566,762
FMAC Loan Receivables Trust 144A @
6.850%, 09/15/19	1,169	1,158,897
Railcar Leasing LLC 144A @
7.125%, 01/15/13	1,450	1,463,058
SACO I, Inc. 144A @
3.061%, 06/25/35	3,000	1,105,503

TOTAL ASSET BACKED SECURITIES (Cost $12,837,710)		10,181,193

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.7%
Countrywide Home Loan Mortgage Pass Through Trust
6.000%, 09/25/37	3,600	2,992,584
Fannie Mae REMICS
6.000%, 03/25/33	5,000	5,081,309
Freddie Mac REMICS
6.000%, 02/15/32	3,803	3,858,481
National City Mortgage Capital Trust
6.000%, 03/25/38	4,471	3,853,137

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,015,234)		15,785,511

COMMERCIAL MORTGAGE BACKED SECURITIES — 7.3%
Bear Stearns Commercial Mortgage Securities
4.830%, 08/15/38	4,000	3,761,969
JPMorgan Chase Commercial Mortgage Securities Corp.
5.464%, 10/12/35	1,133	1,125,641
4.545%, 01/15/42	5,000	4,720,989

LB-UBS Commercial Mortgage Trust
4.821%, 04/15/30	2,348	2,304,920
Morgan Stanley Capital I
4.590%, 04/14/40	5,000	4,746,811
PNC Mortgage Acceptance Corp.
5.910%, 03/12/34	484	482,003

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $17,675,440)		17,142,333

CORPORATE BONDS — 11.2%
AEROSPACE & DEFENSE — 0.4%
United Technologies Corp.
5.400%, 05/01/35	1,000	896,377

AGRICULTURAL PRODUCTS — 0.4%
Cargill, Inc. 144A @
6.125%, 09/15/36	1,000	845,121

BROADCAST/MEDIA — 0.5%
Comcast Cable Holdings LLC
9.875%, 06/15/22	1,000	1,129,004

COMPUTER SERVICES, SOFTWARE & SYSTEMS — 0.4%
Fiserv, Inc.
6.800%, 11/20/17	1,000	965,048

COMPUTERS & OFFICE EQUIPMENT — 0.4%
International Business Machines Corp.
6.500%, 01/15/28	1,000	999,872

CONSUMER PRODUCTS — 0.4%
Kimberly-Clark Corp.
6.625%, 08/01/37	1,000	1,000,518

ELECTRONIC COMPONENTS & SEMICONDUCTORS — 1.1%
Fisher Scientific International, Inc.
6.125%, 07/01/15	700	675,627
Koninklijke Philips Electronics NV
6.875%, 03/11/38	2,000	1,981,674
		2,657,301
ENERGY RESOURCES & SERVICES — 2.2%
Commonwealth Edison Co.
6.150%, 09/15/17	500	472,855
Consumers Energy Co.
6.125%, 03/15/19	1,000	941,146
Enel Finance International SA 144A @
6.250%, 09/15/17	1,000	994,890
Oklahoma Gas & Electric Co.
6.350%, 09/01/18	1,000	925,426
Pacificorp.
5.750%, 04/01/37	1,000	841,420
6.250%, 10/15/37	1,000	907,590
		5,083,327
FINANCE — 0.6%
General Electric Capital Corp.
6.150%, 08/07/37	1,000	765,640

5.875%, 01/14/38	1,000	737,250
		1,502,890
FOOD & BEVERAGES — 0.4%
Unilever Capital Corp.
5.900%, 11/15/32	1,000	948,518

INSURANCE — 0.5%
AXA SA 144A @
6.379%, 12/14/49	2,000	1,116,198

MACHINERY & HEAVY EQUIPMENT — 0.5%
Atlas Copco AB 144A @
5.600%, 05/22/17	1,100	1,068,788

MANUFACTURING — 0.8%
Siemens Financieringsmaatschappij NV 144A @
6.125%, 08/17/26	2,000	1,832,792

OIL & GAS — 0.7%
DCP Midstream LLC 144A @
6.750%, 09/15/37	1,000	831,110
Nakilat, Inc. 144A @
6.067%, 12/31/33	1,000	890,800
		1,721,910
PHARMACEUTICALS — 1.6%
Genentech, Inc.
5.250%, 07/15/35	1,000	831,282
GlaxoSmithKline Capital, Inc.
5.375%, 04/15/34	1,000	822,176
6.375%, 05/15/38	1,000	938,792
Merck & Co., Inc.
6.400%, 03/01/28	1,000	1,037,070
		3,629,320
RETAIL — 0.3%
Wal-Mart Stores, Inc.
5.250%, 09/01/35	1,000	799,335

TOTAL CORPORATE BONDS (Cost $29,027,203)		26,196,319

RESIDENTIAL MORTGAGE BACKED SECURITIES — 40.0%
FREDDIE MAC NON GOLD POOL — 1.3%
5.631%, 08/01/37	2,921	2,962,344

FANNIE MAE POOL — 38.7%
4.500%, 03/01/23	93	90,879
4.500%, 03/01/23	366	356,952
4.500%, 04/01/23	245	238,880
4.500%, 04/01/23	67	65,431
4.500%, 04/01/23	47	45,960
4.500%, 05/01/23	229	223,046
4.500%, 05/01/23	25	24,292
4.500%, 06/01/23	684	667,393
4.500%, 06/01/23	783	763,546
4.500%, 07/01/23	638	622,555
4.500%, 07/01/23	87	84,586

4.500%, 07/01/23	835	814,723
4.500%, 07/01/23	160	156,257
5.000%, 07/01/23	5,937	5,900,922
4.500%, 08/01/23	286	279,324
4.500%, 08/01/23	882	860,134
4.500%, 08/01/23	541	527,852
3.500%, 04/01/34	2,168	2,162,079
5.975%, 07/01/36	3,337	3,422,031
5.940%, 08/01/36	3,220	3,277,558
5.623%, 12/01/36	3,745	3,817,272
6.164%, 05/01/37	2,184	2,248,308
5.500%, 06/01/38	14,946	14,915,393
5.500%, 07/01/38	11,500	11,476,805
5.553%, 09/01/38	4,995	4,897,459
6.000%, 09/01/38	28,074	28,463,214
5.500%, 02/01/48	4,485	4,371,471
		90,774,322
GINNIE MAE I POOL — 0.0%
9.000%, 10/15/30	9	9,830
9.000%, 11/15/30	25	27,994
9.000%, 11/15/30	16	17,468
		55,292

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $94,496,188)		93,791,958

U.S. TREASURY OBLIGATIONS — 20.9%
U.S. Treasury Notes
3.625%, 05/15/13	9,500	9,796,134
3.375%, 06/30/13	5,250	5,355,409
3.125%, 08/31/13	6,000	6,045,936
8.875%, 08/15/17	10,000	13,689,840
4.000%, 08/15/18	14,000	14,199,066

TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,033,763)		49,086,385

	Number of
	Shares
SHORT-TERM INVESTMENTS — 3.0%
BlackRock Liquidity Funds FedFund - Institutional Shares	6,453,165	6,453,165
Evergreen Institutional U.S. Government Money Market Fund - Institutional Shares	626,061	626,061

TOTAL SHORT-TERM INVESTMENTS (Cost $7,079,226)		7,079,226

TOTAL INVESTMENTS —- 100.0% (Cost $242,555,811)(a)		$234,517,970

† See Security Valuation Note.

LLC — Limited Liability Company.

  Variable rate security.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”.  Unless otherwise indicated, the security is considered liquid.

(a) At September 30, 2008, the cost for Federal income tax purposes was $242,555,811.  Net unrealized depreciation was $8,037,841.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $476,542 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $8,514,383.

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy  under SFAS 157 are described below:

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$7,079,226
Level 2 — Other Significant Observable Inputs	227,438,744
Level 3 — Significant Unobservable Inputs	—
Total	$234,517,970

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (Unaudited)

HIGH YIELD BOND FUND

	Number of Shares	Value†
COMMON STOCKS — 1.6%
BROADCAST/MEDIA — 0.0%
Sirius XM Radio, Inc.*	26,105	$14,880

ELECTRONIC COMPONENTS & SEMICONDUCTORS — 0.2%
General Cable Corp.*	3,400	121,142

ENTERTAINMENT & LEISURE — 0.1%
Lakes Entertainment, Inc.*	12,500	82,250

FINANCE — 0.4%
JPMorgan Chase & Co.	2,250	105,075
Merrill Lynch & Co., Inc., Restricted	3,612	86,814
The Goldman Sachs Group, Inc.	800	102,400
		294,289
FOOD & BEVERAGES — 0.2%
B&G Foods, Inc.	8,900	119,260

METALS & MINING — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,500	85,275

RETAIL — 0.0%
Great Atlantic & Pacific Tea Co.*	198	2,142

TELECOMMUNICATIONS — 0.6%
Crown Castle International Corp.*	4,800	139,056
GeoEye, Inc.*^	3,277	72,520
Loral Space & Communications, Inc.*	6,163	91,028
Sprint Nextel Corp.	17,075	104,158
		406,762
TEXTILES & APPAREL — 0.0%
Anvil Holdings, Inc.*^	831	3,324

TOTAL COMMON STOCKS (Cost $1,827,065)		1,129,324

PREFERRED STOCKS — 1.2%
BANKING — 0.3%
Bank of America Corp. CONV	250	209,500

BROADCAST/MEDIA — 0.1%
Spanish Broadcasting System, Inc. PIK^	178	62,191

FINANCE — 0.5%
Citigroup, Inc. CONV	7,925	324,925

TELECOMMUNICATIONS — 0.3%
Lucent Technologies Capital Trust I CONV	600	234,000

TOTAL PREFERRED STOCKS (Cost $1,405,081)		830,616

	Par (000)
CORPORATE BONDS — 93.3%
ADVERTISING — 0.9%
Affinity Group, Inc. PIK^
10.875%, 02/15/12	$97	76,342
Lamar Media Corp.
6.625%, 08/15/15	325	268,938
6.625%, 08/15/15	125	103,438
Visant Corp.
7.625%, 10/01/12	175	160,563
		609,281
AEROSPACE & DEFENSE — 2.0%
BE Aerospace, Inc.
8.500%, 07/01/18	150	145,500
GenCorp, Inc.^
9.500%, 08/15/13	600	591,000
L-3 Communications Corp.
6.375%, 10/15/15	450	414,000
TransDigm, Inc.
7.750%, 07/15/14	200	188,000
Vought Aircraft Industries, Inc.
8.000%, 07/15/11	125	108,750
		1,447,250
AGRICULTURAL PRODUCTS — 0.2%
Reynolds American, Inc.
7.250%, 06/01/13	100	102,760

AIRLINES — 0.2%
Airtran Holdings, Inc. CONV
7.000%, 07/01/23	140	81,550
AMR Corp. CONV
4.500%, 02/15/24	89	80,100
		161,650
AUTOMOBILES & RELATED — 1.8%
Allison Transmission, Inc. 144A @ PIK
11.250%, 11/01/15	450	369,000
Commercial Vehicle Group, Inc.
8.000%, 07/01/13	225	186,750
Cooper-Standard Automotive, Inc.
8.375%, 12/15/14	250	157,500
General Motors Corp.
7.125%, 07/15/13	150	69,000
The Goodyear Tire & Rubber Co.
8.625%, 12/01/11	160	158,400
TRW Automotive, Inc. 144A @
7.000%, 03/15/14	125	103,125
7.250%, 03/15/17	225	177,750
United Components, Inc.
9.375%, 06/15/13	100	83,000
		1,304,525

BANKING — 0.2%
FBOP Corp. 144A @
10.000%, 01/15/09	150	151,620

BROADCAST/MEDIA — 7.7%
Allbritton Communications Co.
7.750%, 12/15/12	425	363,375
Barrington Broadcasting Group LLC^
10.500%, 08/15/14	100	64,000
Bonten Media Acquisition Co. 144A @ PIK^
9.000%, 06/01/15	100	59,000
Cablevision Systems Corp.
7.133%, 04/01/09▲	225	222,188
CanWest MediaWorks, Inc.
8.000%, 09/15/12	287	240,060
Cengage Learning Acquisitions, Inc. 144A @
10.500%, 01/15/15	100	79,000
13.251%, 07/15/15 STEP+	200	134,000
Clear Channel Communications, Inc.
4.250%, 05/15/09	25	23,500
4.500%, 01/15/10	50	44,000
7.650%, 09/15/10	200	180,000
6.250%, 03/15/11	350	225,750
CSC Holdings, Inc.
7.625%, 04/01/11	50	48,000
7.625%, 07/15/18	50	43,500
DirecTV Holdings LLC
8.375%, 03/15/13	100	98,750
7.625%, 05/15/16 144A @	325	294,125
Echostar DBS Corp.
6.375%, 10/01/11	175	161,000
6.625%, 10/01/14	425	341,063
7.750%, 05/31/15 144A @	175	148,312
ION Media Networks, Inc. CONV
11.000%, 07/31/13	1	260
Kabel Deutschland GmbH
10.625%, 07/01/14	200	196,000
Lighthouse International Co. SA 144A @
8.000%, 04/30/14	275	234,222
Local Insight Regatta Holdings, Inc. 144A @
11.000%, 12/01/17	225	126,000
Mediacom Broadband LLC
8.500%, 10/15/15	250	206,250
Nexstar Broadcasting, Inc.
7.000%, 01/15/14	175	131,250
Nexstar Finance Holdings LLC STEP
11.375%, 04/01/13	208	172,419
Nielsen Finance LLC
10.000%, 08/01/14	125	118,750
R.H. Donnelley Corp.
6.875%, 01/15/13	300	117,000
8.875%, 10/15/17	125	42,500
Shaw Communications, Inc.
8.250%, 04/11/10	75	74,625
Sinclair Broadcast Group, Inc. CONV
3.000%, 05/15/27	225	190,125
Sinclair Television Group, Inc
8.000%, 03/15/12	311	300,115

Univision Communications, Inc.
7.850%, 07/15/11	50	39,000
9.750%, 03/15/15 144A @ PIK	475	220,875
Videotron Ltee
6.875%, 01/15/14	300	283,500
6.375%, 12/15/15	75	66,000
9.125%, 04/15/18 144A @	25	25,250
XM Satellite Radio Holdings, Inc. 144A @
13.000%, 08/01/13	250	147,500
		5,461,264
BUILDING & REAL ESTATE — 0.8%
Centex Corp.
5.800%, 09/15/09	50	47,250
4.550%, 11/01/10	75	66,375
7.875%, 02/01/11	25	23,625
D.R. Horton, Inc.
4.875%, 01/15/10	175	162,750
Hovnanian Enterprises, Inc. 144A @
11.500%, 05/01/13	175	171,500
Lennar Corp.
7.625%, 03/01/09	50	48,250
Toll Corp.
8.250%, 02/01/11	25	24,125
8.250%, 12/01/11	50	48,000
		591,875
BUILDING PRODUCTS & SUPPLIES — 1.0%
Gibraltar Industries, Inc.
8.000%, 12/01/15	450	375,750
Texas Industries, Inc.
7.250%, 07/15/13	275	239,250
U.S. Concrete, Inc.
8.375%, 04/01/14	100	78,000
		693,000
CHEMICALS — 0.6%
Nalco Co.
7.750%, 11/15/11	150	147,000
PolyOne Corp.
8.875%, 05/01/12	150	142,500
Terra Capital, Inc.
7.000%, 02/01/17	150	142,500
		432,000
COMPUTER SERVICES, SOFTWARE & SYSTEMS — 0.7%
First Data Corp. 144A @
9.875%, 09/24/15	475	372,875
Serena Software, Inc.
10.375%, 03/15/16	75	66,000
SS&C Technologies, Inc.
11.750%, 12/01/13	75	78,000
		516,875
COMPUTERS & OFFICE EQUIPMENT — 1.6%
Interface, Inc.
10.375%, 02/01/10	350	357,000
9.500%, 02/01/14	25	25,250
Seagate Technology HDD Holdings
6.375%, 10/01/11	125	122,812
Sungard Data Systems, Inc.
9.125%, 08/15/13	475	427,500
10.625%, 05/15/15 144A @	75	70,500

Unisys Corp.
12.500%, 01/15/16	100	95,000
		1,098,062
CONSUMER PRODUCTS — 0.8%
Simmons Co.
7.875%, 01/15/14	100	75,000
Visant Holding Corp. STEP
9.854%, 12/01/13+	550	497,750
		572,750
CONTAINERS — 1.0%
Ball Corp.
6.875%, 12/15/12	75	74,906
BWAY Corp.
10.000%, 10/15/10	250	242,500
Clondalkin Acquisition BV 144A @
4.776%, 12/15/13▲	150	121,875
Owens Brockway Glass Container, Inc.
8.250%, 05/15/13	100	99,500
Smurfit-Stone Container Enterprises, Inc.
8.375%, 07/01/12	100	84,000
Stone Container Finance
7.375%, 07/15/14	150	115,500
		738,281
DIVERSIFIED OPERATIONS — 0.2%
AMH Holdings, Inc. STEP
12.523%, 03/01/14+	125	80,625
Smurfit Kappa Funding Plc
7.750%, 04/01/15	100	83,250
		163,875
ELECTRONIC COMPONENTS & SEMICONDUCTORS — 2.6%
Avago Technologies Ltd.
10.125%, 12/01/13	200	202,000
Celestica, Inc.
7.875%, 07/01/11	225	218,250
Flextronics International Ltd.
6.500%, 05/15/13	150	133,125
6.250%, 11/15/14	100	84,500
Freescale Semiconductor Inc.
6.651%, 12/15/14▲	125	83,750
8.875%, 12/15/14	350	241,500
9.125%, 12/15/14 PIK	100	63,000
General Cable Corp.
5.166%, 04/01/15^▲	100	84,000
7.125%, 04/01/17	200	180,000
NXP b.v.
5.541%, 10/15/13▲	250	165,000
7.875%, 10/15/14	125	83,750
Sanmina-SCI Corp. 144A @
5.526%, 06/15/10▲	104	97,760
Spansion, Inc. 144A @
11.250%, 01/15/16	125	71,875
STATS ChipPAC Ltd.
6.750%, 11/15/11	100	101,500
		1,810,010

ENERGY RESOURCES & SERVICES — 7.3%
Arch Western Finance LLC
6.750%, 07/01/13	175	164,500
CMS Energy Corp.
8.500%, 04/15/11	50	51,160
Energy Future Holdings Corp. 144A @
10.875%, 11/01/17	675	609,187
11.250%, 11/01/17 PIK	700	591,500
Foundation PA Coal Co.
7.250%, 08/01/14	425	410,125
International Coal Group, Inc.
10.250%, 07/15/14	225	200,812
Mirant Americas Generation LLC
8.300%, 05/01/11	250	240,625
Mirant North America LLC
7.375%, 12/31/13	375	352,500
NRG Energy, Inc.
7.250%, 02/01/14	100	92,750
7.375%, 02/01/16	500	450,000
Orion Power Holdings, Inc.
12.000%, 05/01/10	300	291,000
Peabody Energy Corp.
7.375%, 11/01/16	300	288,000
4.750%, 12/15/41 CONV	100	90,125
PNM Resources, Inc.
9.250%, 05/15/15	250	246,250
Reliant Energy, Inc.
7.625%, 06/15/14	250	187,500
6.750%, 12/15/14	150	128,250
7.875%, 06/15/17	150	111,000
Sierra Pacific Resources^
7.803%, 06/15/12	25	25,246
Texas Competitive Electric Holdings Co. LLC 144A @ PIK
10.500%, 11/01/16	250	211,875
The AES Corp.
9.375%, 09/15/10	150	150,000
8.875%, 02/15/11	300	295,500
7.750%, 03/01/14	25	23,250
		5,211,155
ENGINEERING & CONSTRUCTION — 0.8%
Dycom Industries, Inc.
8.125%, 10/15/15	175	154,000
Esco Corp. 144A @
6.651%, 12/15/13▲	100	92,000
8.625%, 12/15/13	325	318,500
		564,500
ENTERTAINMENT & LEISURE — 2.3%
Fontainebleau Las Vegas Holdings LLC 144A @
10.250%, 06/15/15	100	28,000
Isle of Capri Casinos, Inc.
7.000%, 03/01/14	275	184,250
Leslie’s Poolmart
7.750%, 02/01/13	275	232,375
Penn National Gaming, Inc.
6.750%, 03/01/15	200	176,000
Pinnacle Entertainment, Inc.
8.250%, 03/15/12	250	241,562
7.500%, 06/15/15	200	148,000
Pokagon Gaming Authority 144A @
10.375%, 06/15/14	350	354,375

Shingle Springs Tribal Gaming Authority 144A @
9.375%, 06/15/15	300	216,000
Speedway Motorsports, Inc.
6.750%, 06/01/13	50	47,000
		1,627,562
FINANCE — 7.1%
AAC Group Holding Corp. 144A @ STEP
10.250%, 10/01/12	100	99,000
Chukchansi Economic Development Authority 144A @^
6.328%, 11/15/12▲	50	40,375
E*TRADE Financial Corp.
8.000%, 06/15/11	50	43,500
12.500%, 11/30/17	50	50,250
12.500%, 11/30/17 144A @	475	477,375
Ford Motor Credit Co. LLC
7.375%, 10/28/09	375	301,487
5.700%, 01/15/10	150	114,875
7.241%, 04/15/12▲	875	808,944
Hawker Beechcraft Acquisition Co. LLC
8.500%, 04/01/15	400	366,000
8.875%, 04/01/15 PIK	125	113,125
9.750%, 04/01/17	75	67,125
Icahn Enterprises LP
7.125%, 02/15/13	275	210,375
iPayment Investors LP 144A @ PIK^
12.750%, 07/15/14	224	223,430
KAR Holdings, Inc.
6.801%, 05/01/14▲	125	98,125
10.000%, 05/01/15	300	231,000
Local TV Finance LLC 144A @ PIK^
9.250%, 06/15/15	100	65,000
Nuveen Investments, Inc.
5.000%, 09/15/10	75	62,250
5.500%, 09/15/15	375	187,500
10.500%, 11/15/15 144A @	225	173,250
Rainbow National Services LLC 144A @
8.750%, 09/01/12	75	75,000
SLM Corp.
2.940%, 07/27/09▲	375	330,080
5.450%, 04/25/11	300	210,000
The Goldman Sachs Group, Inc.
6.150%, 04/01/18	250	207,879
UCI Holdco, Inc. PIK
10.276%, 12/15/13▲	214	162,836
Vanguard Health Holding Co. I LLC STEP
11.250%, 10/01/15	25	21,625
Vanguard Health Holding Co. II LLC
9.000%, 10/01/14	300	289,500
		5,029,906
FOOD & BEVERAGES — 0.8%
B&G Foods, Inc.
8.000%, 10/01/11	275	264,000
Del Monte Corp.
8.625%, 12/15/12	275	272,250
		536,250

HEALTH CARE PRODUCTS — 1.5%
Bausch & Lomb, Inc. 144A @
9.875%, 11/01/15	375	356,250
Biomet, Inc.
11.625%, 10/15/17	250	251,250
Boston Scientific Corp.
6.000%, 06/15/11	300	283,500
Universal Hospital Services, Inc.
6.303%, 06/01/15▲	125	110,000
8.500%, 06/01/15 PIK	50	46,625
		1,047,625
HEALTH CARE SERVICES — 4.3%
Centene Corp.
7.250%, 04/01/14	200	187,500
Community Health Systems, Inc.
8.875%, 07/15/15	275	261,250
CRC Health Corp.
10.750%, 02/01/16	100	77,000
DaVita, Inc.
6.625%, 03/15/13	175	166,250
7.250%, 03/15/15	400	380,000
HCA, Inc.
9.250%, 11/15/16	750	729,375
9.625%, 11/15/16 PIK	25	23,750
Health Management Associates, Inc.
6.125%, 04/15/16	300	240,000
HealthSouth Corp.
10.750%, 06/15/16	200	202,000
IASIS Healthcare LLC
8.750%, 06/15/14	125	118,125
Symbion, Inc. 144A @ PIK
11.750%, 08/23/15	128	96,518
U.S. Oncology Holdings, Inc. PIK
7.949%, 03/15/12▲	208	159,187
U.S. Oncology, Inc.
9.000%, 08/15/12	100	100,000
10.750%, 08/15/14	100	100,500
United Surgical Partners International, Inc.
8.875%, 05/01/17	225	189,000
		3,030,455
HOTELS & RESORTS — 2.8%
Gaylord Entertainment Co.
8.000%, 11/15/13	125	108,750
6.750%, 11/15/14	325	273,000
Harrah’s Operating Co., Inc.
5.500%, 07/01/10	573	429,525
5.375%, 12/15/13	125	40,000
10.750%, 02/01/16 144A @	225	114,750
Little Traverse Bay Bands of Odawa Indians 144A @^
10.250%, 02/15/14	50	34,000
MGM Mirage
8.500%, 09/15/10	400	368,000
8.375%, 02/01/11	200	163,500
Wynn Las Vegas Capital Corp.
6.625%, 12/01/14	575	490,188
		2,021,713
INSURANCE — 1.0%
HUB International Holdings, Inc. 144A @
9.000%, 12/15/14	250	222,500
10.250%, 06/15/15	475	375,250

USI Holdings Corp. 144A @
9.750%, 05/15/15	125	95,000
		692,750
MACHINERY & HEAVY EQUIPMENT — 0.8%
Columbus McKinnon Corp.
8.875%, 11/01/13	300	309,000
Stewart & Stevenson LLC
10.000%, 07/15/14	200	175,000
Terex Corp.
7.375%, 01/15/14	75	68,250
The Manitowoc Co., Inc.
7.125%, 11/01/13	50	46,500
		598,750
MANUFACTURING — 2.8%
AGY Holding Corp.
11.000%, 11/15/14	125	111,250
American Railcar Industries, Inc.
7.500%, 03/01/14	300	265,500
Bombardier, Inc. 144A @
6.750%, 05/01/12	50	48,000
6.300%, 05/01/14	200	186,000
8.000%, 11/15/14	25	24,750
7.450%, 05/01/34	200	186,000
Koppers Holdings, Inc. STEP
8.655%, 11/15/14+	350	313,250
Koppers, Inc.
9.875%, 10/15/13	100	103,000
RBS Global, Inc.
9.500%, 08/01/14	350	329,000
11.750%, 08/01/16	100	94,500
SPX Corp. 144A @
7.625%, 12/15/14	200	200,000
Trinity Industries, Inc.
6.500%, 03/15/14	125	117,813
		1,979,063
METAL FABRICATE/HARDWARE — 0.3%
Metals USA, Inc.
11.125%, 12/01/15	250	240,000

METALS & MINING — 2.5%
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 04/01/15	250	245,625
8.375%, 04/01/17	750	738,750
Metals USA Holdings Corp. PIK^
8.698%, 07/01/12▲	25	20,000
Novelis, Inc.
7.250%, 02/15/15	225	195,750
Ryerson, Inc. 144A @
12.000%, 11/01/15	225	191,250
Steel Dynamics, Inc.
6.750%, 04/01/15	150	129,000
Tube City IMS Corp.
9.750%, 02/01/15	250	222,500
		1,742,875

OIL & GAS — 9.9%
Chesapeake Energy Corp.
6.500%, 08/15/17	400	350,000
6.875%, 11/15/20	450	384,750
Cie Generale de Geophysique-Veritas
7.500%, 05/15/15	25	23,875
7.750%, 05/15/17	375	356,250
Complete Production Services, Inc.
8.000%, 12/15/16	300	285,000
Compton Petroleum Finance Corp.
7.625%, 12/01/13	350	307,125
Connacher Oil and Gas Ltd. 144A @
10.250%, 12/15/15	275	264,000
Copano Energy LLC
8.125%, 03/01/16	275	251,625
Denbury Resources, Inc.
7.500%, 04/01/13	125	118,125
7.500%, 12/15/15	25	23,000
Dynegy Holdings, Inc.
7.500%, 06/01/15	375	316,875
7.750%, 06/01/19	350	280,000
Encore Acquisition Co.
6.250%, 04/15/14	50	41,250
7.250%, 12/01/17	275	225,500
Energy Partners Ltd.
9.750%, 04/15/14	150	110,250
Forest Oil Corp.
7.250%, 06/15/19	475	406,125
Hilcorp Energy I LP 144A @
7.750%, 11/01/15	350	301,000
Key Energy Services, Inc. 144A @
8.375%, 12/01/14	100	96,000
OPTI Canada, Inc.
7.875%, 12/15/14	300	265,500
8.250%, 12/15/14	500	447,500
PetroHawk Energy Corp.
9.125%, 07/15/13	300	282,000
7.875%, 06/01/15 144A @	50	43,500
Plains Exploration & Production Co.
7.750%, 06/15/15	75	69,000
7.000%, 03/15/17	275	239,250
7.625%, 06/01/18	50	44,250
Quicksilver Resources, Inc.
8.250%, 08/01/15	275	251,625
Range Resources Corp.
7.375%, 07/15/13	25	24,125
6.375%, 03/15/15	200	183,000
7.500%, 05/15/16	50	47,750
7.500%, 10/01/17	225	212,625
SandRidge Energy, Inc. 144A @
8.625%, 04/01/15 PIK	75	67,125
8.000%, 06/01/18	425	365,500
Southwestern Energy Co. 144A @
7.500%, 02/01/18	200	194,000
Venoco, Inc.
8.750%, 12/15/11	100	86,000
Williams Cos., Inc.
8.125%, 03/15/12	75	75,774
7.750%, 06/15/31	25	23,364
		7,062,638

PAPER & RELATED PRODUCTS — 2.4%
Boise Cascade LLC
7.125%, 10/15/14	195	133,575
Domtar Corp.
5.375%, 12/01/13	75	63,375
7.125%, 08/15/15	300	276,000
9.500%, 08/01/16	25	24,500
Georgia-Pacific Corp.
8.125%, 05/15/11	150	148,500
7.000%, 01/15/15 144A @	200	182,000
7.700%, 06/15/15	200	183,000
International Paper Co.
7.400%, 06/15/14	300	300,460
NewPage Corp.
10.000%, 05/01/12	175	156,625
Rock-Tenn Co.
8.200%, 08/15/11	125	128,125
9.250%, 03/15/16 144A @	125	126,875
		1,723,035
PHARMACEUTICALS — 0.6%
Omnicare, Inc.
6.750%, 12/15/13	100	90,750
6.875%, 12/15/15	350	311,500
		402,250
REAL ESTATE INVESTMENT TRUST — 1.2%
BF Saul Reit
7.500%, 03/01/14	150	123,000
Felcor Lodging LP
8.500%, 06/01/11	125	108,125
Host Hotels & Resorts LP
6.750%, 06/01/16	525	429,188
Ventas Realty LP
6.500%, 06/01/16	200	189,000
		849,313
RESTAURANTS — 0.2%
O’Charley’s, Inc.
9.000%, 11/01/13	200	169,000

RETAIL — 3.7%
AmeriGas Partners LP
7.250%, 05/20/15	150	136,500
7.125%, 05/20/16	325	290,875
Couche-Tard U.S. LP
7.500%, 12/15/13	325	299,000
Dollar General Corp. PIK
11.875%, 07/15/17	150	138,750
Ferrellgas Escrow LLC
6.750%, 05/01/14	175	142,625
Ferrellgas Partners LP
8.750%, 06/15/12	450	384,750
GameStop Corp.
8.000%, 10/01/12	325	326,625
Neiman-Marcus Group, Inc.
9.000%, 10/15/15 PIK	275	230,312
10.375%, 10/15/15	100	83,750

Sally Holdings LLC
9.250%, 11/15/14	225	212,062
10.500%, 11/15/16	25	23,750
Sears Roebuck Acceptance
7.000%, 02/01/11	100	98,265
6.750%, 08/15/11	75	69,718
The Pantry, Inc.
7.750%, 02/15/14	250	193,125
		2,630,107
SERVICES - COMMERCIAL — 4.1%
ARAMARK Corp.
5.000%, 06/01/12	200	168,000
6.301%, 02/01/15▲	275	240,625
Deluxe Corp.
7.375%, 06/01/15	300	255,000
Education Management LLC
8.750%, 06/01/14	125	104,375
10.250%, 06/01/16	50	40,000
FTI Consulting, Inc.
7.625%, 06/15/13	200	203,750
7.750%, 10/01/16	225	228,656
iPayment, Inc.
9.750%, 05/15/14	225	180,000
Mac-Gray Corp.
7.625%, 08/15/15	300	286,500
Mobile Services Group, Inc.
9.750%, 08/01/14	275	255,750
Sunstate Equipment Co. LLC 144A @
10.500%, 04/01/13	225	171,000
The Hertz Corp.
8.875%, 01/01/14	325	280,312
10.500%, 01/01/16	125	104,375
United Rentals North America, Inc.
6.500%, 02/15/12	225	187,875
Valassis Communications, Inc.
8.250%, 03/01/15	325	224,250
		2,930,468
TELECOMMUNICATIONS — 10.5%
Alltel Corp.
7.000%, 07/01/12	550	537,625
6.500%, 11/01/13	100	96,500
American Tower Corp.
7.500%, 05/01/12	100	98,500
3.000%, 08/15/12 CONV	75	132,375
Broadview Networks Holdings, Inc.
11.375%, 09/01/12	225	173,250
Canadian Satellite Radio Holdings, Inc.^
12.750%, 02/15/14	125	79,375
Centennial Communications Corp.
8.541%, 01/01/13▲	75	68,250
10.000%, 01/01/13	350	335,125
Cricket Communications, Inc.
9.375%, 11/01/14	475	441,750
10.000%, 07/15/15 144A @	75	71,625
Digicel Group Ltd. 144A @
8.875%, 01/15/15	475	399,000
Digicel Ltd. 144A @
9.250%, 09/01/12	400	396,000

Fairpoint Communications, Inc. 144A @
13.125%, 04/01/18	125	113,750
Frontier Communications Corp.
7.125%, 03/15/19	175	139,125
GC Impsat Holdings I Plc 144A @
9.875%, 02/15/17	25	22,500
GCI, Inc.
7.250%, 02/15/14	250	217,500
Intelsat Corp. 144A @
9.250%, 06/15/16	250	230,000
iPCS, Inc.
4.926%, 05/01/13▲	200	163,000
6.051%, 05/01/14 PIK▲	250	195,000
Level 3 Communications, Inc. CONV
6.000%, 09/15/09	52	48,880
6.000%, 03/15/10	48	42,000
Level 3 Financing, Inc.
12.250%, 03/15/13	175	154,875
Lucent Technologies, Inc.
6.500%, 01/15/28	150	91,500
6.450%, 03/15/29	25	15,250
MetroPCS Wireless, Inc.
9.250%, 11/01/14	575	537,625
Nordic Telephone Co. Holdings ApS 144A @
8.875%, 05/01/16	425	386,750
Nortel Networks Ltd.
7.041%, 07/15/11▲	275	183,562
Qwest Corp.
7.875%, 09/01/11	100	96,000
8.875%, 03/15/12	50	49,000
Sprint Capital Corp.
7.625%, 01/30/11	225	204,750
8.375%, 03/15/12	150	135,000
6.900%, 05/01/19	225	174,375
Sprint Nextel Corp.
6.000%, 12/01/16	600	462,000
Telesat Holding, Inc. 144A @
11.000%, 11/01/15	125	100,000
Valor Telecommunications Enterprises Finance Corp.
7.750%, 02/15/15	150	142,934
West Corp.
9.500%, 10/15/14	250	191,250
Wind Acquisition Finance SA 144A @
10.750%, 12/01/15	350	343,000
Windstream Corp.
8.625%, 08/01/16	250	230,625
		7,499,626
TEXTILES & APPAREL — 0.3%
Invista 144A @
9.250%, 05/01/12	250	245,625

TRANSPORTATION & RELATED SERVICES — 1.1%
Bristow Group, Inc.
6.125%, 06/15/13	225	201,375
7.500%, 09/15/17	250	222,500
Greenbrier Cos., Inc.
8.375%, 05/15/15	225	193,500

Kansas City Southern de Mexico SA de CV
9.375%, 05/01/12	100	102,000
Swift Transportation Co., Inc. 144A @
12.500%, 05/15/17	150	49,500
		768,875
WASTE MANAGEMENT — 1.8%
Allied Waste North America, Inc.
7.875%, 04/15/13	225	223,312
7.250%, 03/15/15	400	383,000
6.875%, 06/01/17	275	255,750
Casella Waste Systems, Inc.
9.750%, 02/01/13	400	392,000
		1,254,062
WHOLESALE DISTRIBUTOR — 0.9%
ACE Hardware Corp. 144A @
9.125%, 06/01/16	425	363,375
Nebraska Book Co., Inc.
8.625%, 03/15/12	350	262,500
		625,875

TOTAL CORPORATE BONDS (Cost $74,575,995)		66,338,556

	Number of Shares
WARRANTS — 0.0%
Anvil Holdings, Inc., Class A*^	10,264	1,026
Anvil Holdings, Inc., Class B*^	9,238	4,619
GeoEye Inc.*^	612	7,344
iPCS, Inc. 144A @*^	300	0
MDP Acquisitions Plc 144A @*^	100	2,236
Pathmark Stores, Inc.*^	2,350	0

TOTAL WARRANTS (Cost $89,011)		15,225

SHORT-TERM INVESTMENTS — 3.9%
T. Rowe Price Reserve Investment Fund
(Cost $2,810,165)	2,810,165	2,810,165

TOTAL INVESTMENTS —- 100.0% (Cost $80,707,317)(a)		$71,123,886

† See Security Valuation Note.

* Non-Income Producing Security.

CONV- Convertible Security.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind Security.

Plc - Public Limited Company.

STEP - Step Coupon Bond.

+ Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.

^ Illiquid security. The total market value of illiquid securities at September 30, 2008 is $1,708,648.

▲ Variable Rate Security.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”.  Unless otherwise indicated, the security is considered liquid.

(a) At September 30, 2008, the cost for Federal income tax purposes was $80,771,748.  Net unrealized depreciation was $9,647,862.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $167,712 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $9,815,574.

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$4,687,310
Level 2 — Other Significant Observable Inputs	66,436,576
Level 3 — Significant Unobservable Inputs	—
Total	$71,123,886

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS  — SEPTEMBER 30, 2008 (Unaudited)

FLEXIBLY MANAGED FUND

	Number
	of Shares	Value†
COMMON STOCKS — 68.0%
AUTOMOBILES & RELATED — 1.0%
TRW Automotive Holdings Corp.*	276,600	$4,400,706
WABCO Holdings, Inc.	245,400	8,721,516
		13,122,222
BANKING — 1.1%
First Horizon National Corp.	155,560	1,477,817
State Street Corp.	211,500	12,030,120
		13,507,937
BROADCAST/MEDIA — 4.9%
Cablevision Systems Corp., Class A	727,300	18,298,868
DISH Network Corp., Class A*	119,600	2,511,600
Time Warner Cable, Inc., Class A*	80,600	1,950,520
Time Warner, Inc.	2,953,200	38,716,452
		61,477,440
BUILDING & REAL ESTATE — 0.4%
The St. Joe Co.*#	131,600	5,144,244

COMPUTER SERVICES, SOFTWARE & SYSTEMS — 1.0%
Microsoft Corp.	464,500	12,397,505

COMPUTERS & OFFICE EQUIPMENT — 1.1%
Dell, Inc.*	805,400	13,272,992

CONSUMER PRODUCTS — 1.8%
Fortune Brands, Inc.	168,500	9,665,160
Newell Rubbermaid, Inc.	755,300	13,036,478
		22,701,638
COSMETICS & TOILETRIES — 0.5%
Procter & Gamble Co.	89,800	6,258,162

ELECTRONIC COMPONENTS & SEMICONDUCTORS — 5.6%
Analog Devices, Inc.	329,500	8,682,325
Texas Instruments, Inc.	614,438	13,210,417
Tyco Electronics Ltd.	1,412,125	39,059,377
Xilinx, Inc.	398,900	9,354,205
		70,306,324
ENERGY RESOURCES & SERVICES — 4.1%
Dynegy, Inc., Class A*	259,500	929,010
Entergy Corp.	16,300	1,450,863
PG&E Corp.	380,000	14,231,000
PPL Corp.	516,100	19,106,022
Public Service Enterprise Group, Inc.	106,000	3,475,740
Xcel Energy, Inc.	599,700	11,988,003
		51,180,638
FINANCE — 4.6%
Ameriprise Financial, Inc.	632,400	24,157,680
Citigroup, Inc.	580,400	11,904,004
Invesco Ltd.	76,900	1,613,362
Lazard Ltd., Class A	307,800	13,161,528
Merrill Lynch & Co., Inc. Restricted	223,954	5,382,734

The Goldman Sachs Group, Inc.	13,300	1,702,400
		57,921,708
FOOD & BEVERAGES — 2.4%
Anheuser-Busch Cos., Inc.	192,600	12,495,888
General Mills, Inc.	259,214	17,813,186
		30,309,074
HEALTH CARE PRODUCTS — 3.5%
Baxter International, Inc.	237,700	15,600,251
Covidien Ltd.	515,225	27,698,496
		43,298,747
HEALTH CARE SERVICES — 0.2%
CIGNA Corp.	32,500	1,104,350
WellPoint, Inc.*	29,100	1,361,007
		2,465,357
HOTELS & RESORTS — 1.1%
Marriott International, Inc., Class A	532,982	13,905,500

INSURANCE — 3.4%
Aon Corp.	396,000	17,804,160
MetLife, Inc.	88,500	4,956,000
White Mountains Insurance Group Ltd.	41,600	19,541,600
		42,301,760
MANUFACTURING — 7.4%
3M Co.	71,100	4,856,841
Danaher Corp.	499,900	34,693,060
General Electric Co.	224,100	5,714,550
Honeywell International, Inc.	21,600	897,480
Illinois Tool Works, Inc.	466,400	20,731,480
ITT Corp.	103,600	5,761,196
Tyco International Ltd.	571,025	19,997,296
		92,651,903
OIL & GAS — 9.5%
CNX Gas Corp.*	344,000	7,702,160
Exxon Mobil Corp.	464,900	36,104,134
Japan Petroleum Exploration Co.	54,400	2,792,510
Murphy Oil Corp.	184,600	11,840,244
Royal Dutch Shell Plc ADR	279,300	16,481,493
Schlumberger Ltd.	68,728	5,366,970
Sempra Energy	354,500	17,891,615
Spectra Energy Corp.	267,500	6,366,500
Sunoco, Inc.	165,500	5,888,490
Total SA ADR	127,600	7,742,768
		118,176,884
PAPER & RELATED PRODUCTS — 0.9%
International Paper Co.	450,500	11,794,090

PHARMACEUTICALS — 2.4%
Allergan, Inc.	86,100	4,434,150
Cardinal Health, Inc.	180,100	8,875,328
Millipore Corp.*	32,400	2,229,120
Wyeth	404,700	14,949,618
		30,488,216
RETAIL — 3.1%
Home Depot, Inc.	33,200	859,548
Kohl’s Corp.*	205,000	9,446,400
Lowe's Cos., Inc.	165,000	3,908,850
TJX Cos., Inc.	321,200	9,803,024

Wal-Mart Stores, Inc.	236,000	14,134,040
		38,151,862
SERVICES - COMMERCIAL — 2.9%
H&R Block, Inc.	742,400	16,741,120
The Western Union Co.	771,100	19,023,037
		35,764,157
TELECOMMUNICATIONS — 3.6%
AT&T, Inc.	1,048,175	29,265,046
Sprint Nextel Corp.	2,475,600	15,101,160
		44,366,206
WHOLESALE DISTRIBUTOR — 1.5%
Marubeni Corp.	996,000	4,514,856
Mitsubishi Corp.	512,800	10,697,084
Mitsui & Co. Ltd.	244,000	3,029,094
		18,241,034
TOTAL COMMON STOCKS (Cost $861,619,898)		849,205,600

PREFERRED STOCKS — 5.7%
BANKING — 2.4%
Bank of America Corp. CONV	35,300	29,581,400

CONSUMER PRODUCTS — 0.9%
Newell Financial Trust I CONV	299,300	11,541,756

ENERGY RESOURCES & SERVICES — 0.3%
NRG Energy, Inc. CONV	3,600	4,239,000

FINANCE — 1.3%
Affiliated Managers Group, Inc. CONV	163,900	6,474,050
CIT Group, Inc. CONV	19,692	648,458
Citigroup, Inc. CONV	225,600	9,249,600
Federal National Mortgage Association CONV	70	227,500
		16,599,608
INSURANCE — 0.5%
Aspen Insurance Holdings Ltd. CONV	131,475	6,179,325

TELECOMMUNICATIONS — 0.3%
Crown Castle International Corp. CONV	37,100	1,576,750
Lucent Technologies Capital Trust I CONV	3,839	1,497,210
		3,073,960
TOTAL PREFERRED STOCKS (Cost $89,286,565)		71,215,049

	Par
	(000)
AGENCY OBLIGATIONS — 2.8%
Government National Mortgage Association
6.000%, 07/20/38	$11,516	11,682,033
6.000%, 08/20/38	9,784	9,925,159
6.000%, 09/20/38	12,700	12,883,159

TOTAL AGENCY OBLIGATIONS (Cost $34,071,514)		34,490,351

CORPORATE BONDS — 16.1%
AEROSPACE & DEFENSE — 0.2%
Litton Industries, Inc.
8.000%, 10/15/09	2,320	2,383,148

BROADCAST/MEDIA — 2.7%
Cablevision Systems Corp.
7.133%, 04/01/09▲	1,625	1,604,688
Clear Channel Communications, Inc.
4.250%, 05/15/09	275	258,500
Comcast Corp.
5.500%, 03/15/11	930	913,191
CSC Holdings, Inc.
7.625%, 04/01/11	3,625	3,480,000
Echostar DBS Corp.
5.750%, 10/01/08	7,390	7,390,000
Liberty Media LLC CONV
3.125%, 03/30/23	4,408	4,016,790
3.500%, 01/15/31	9,060	3,316,504
Time Warner, Inc.
2.915%, 11/13/09▲	8,520	8,180,009
Viacom, Inc.
3.150%, 06/16/09▲	1,860	1,839,838
5.750%, 04/30/11	3,286	3,192,316
		34,191,836
COMPUTERS & OFFICE EQUIPMENT — 0.4%
Xerox Corp.
9.750%, 01/15/09	4,355	4,427,511

CONSUMER PRODUCTS — 0.1%
Fortune Brands, Inc.
5.125%, 01/15/11	930	934,415

COSMETICS & TOILETRIES — 0.1%
Avon Products, Inc.
7.150%, 11/15/09	930	950,352

ELECTRONIC COMPONENTS & SEMICONDUCTORS — 1.4%
Linear Technology Corp. CONV
3.000%, 05/01/27	7,761	6,596,850
Newport Corp. CONV
2.500%, 02/15/12	3,930	3,094,875
NXP b.v.
5.463%, 10/15/13▲	1,075	709,500
Xilinx, Inc. CONV
3.125%, 03/15/37	8,074	6,701,420
		17,102,645
ENERGY RESOURCES & SERVICES — 1.1%
Cilcorp, Inc.
8.700%, 10/15/09	1,000	1,057,500
Duke Energy Ohio, Inc.
5.700%, 09/15/12	3,222	3,207,727
Peabody Energy Corp. CONV
4.750%, 12/15/36	8,924	8,042,755
Southern Power Co.
6.250%, 07/15/12	1,860	1,892,531
		14,200,513

FINANCE — 0.4%
Ford Motor Credit Co. LLC
7.163%, 04/15/12▲	2,328	2,152,255
SLM Corp.
2.940%, 07/27/09▲	2,000	1,760,424
Teco Finance, Inc.
7.000%, 05/01/12	1,675	1,702,510
		5,615,189
FOOD & BEVERAGES — 0.5%
HJ Heinz Finance Co.
6.625%, 07/15/11	930	973,454
Kraft Foods, Inc.
4.125%, 11/12/09	1,670	1,657,640
6.250%, 06/01/12	3,248	3,265,010
		5,896,104
HEALTH CARE PRODUCTS — 1.1%
Henry Schein, Inc. CONV
3.000%, 08/15/34	7,768	9,593,480
Medtronic, Inc. CONV
1.500%, 04/15/11	4,242	4,220,790
		13,814,270
HEALTH CARE SERVICES — 0.3%
LifePoint Hospitals, Inc. CONV
3.250%, 08/15/25	5,003	4,202,520

HOTELS & RESORTS — 0.3%
MGM Mirage
6.000%, 10/01/09	3,250	3,038,750
8.500%, 09/15/10	900	828,000
		3,866,750
INSURANCE — 0.5%
Marsh & McLennan Cos., Inc.
7.125%, 06/15/09	1,991	1,998,500
USF&G Corp. CONV
1.375%, 03/03/09+	4,784	4,694,300
		6,692,800
MANUFACTURING — 0.0%
Actuant Corp. CONV
2.000%, 11/15/23	272	366,180

METALS & MINING — 1.2%
Freeport-McMoRan Copper & Gold, Inc.
5.883%, 04/01/15▲	8,150	7,806,803
Newmont Mining Corp. CONV
1.250%, 07/15/14	4,495	4,618,612
1.625%, 07/15/17	3,006	3,051,090
		15,476,505
OIL & GAS — 1.2%
Oil States International, Inc. CONV
2.375%, 07/01/25	6,444	8,159,715
Schlumberger Ltd. CONV
2.125%, 06/01/23	1,810	3,543,075
Williams Cos., Inc.
8.125%, 03/15/12	2,800	2,828,896
		14,531,686

PAPER & RELATED PRODUCTS — 0.1%
International Paper Co.
7.400%, 06/15/14	900	901,381

PHARMACEUTICALS — 1.1%
Allergan, Inc. CONV
1.500%, 04/01/26	1,766	1,827,810
Millipore Corp. CONV
3.750%, 06/01/26	6,479	6,130,754
Valeant Pharmaceuticals International CONV
4.000%, 11/15/13	4,764	4,460,295
Wyeth
6.950%, 03/15/11	930	981,269
		13,400,128
REAL ESTATE INVESTMENT TRUST — 0.6%
General Growth Properties, Inc. 144A @ CONV
3.980%, 04/15/27	4,170	2,481,150
Host Hotels & Resorts LP 144A @ CONV
2.625%, 04/15/27	5,153	3,993,575
Kilroy Realty LP 144A @ CONV
3.250%, 04/15/12	557	427,030
		6,901,755
RETAIL — 1.5%
Group 1 Automotive, Inc. CONV STEP
2.250%, 06/15/36	7,957	4,426,081
Home Depot, Inc.
5.200%, 03/01/11	6,513	6,344,548
Penske Auto Group, Inc.
7.750%, 12/15/16	2,125	1,519,375
3.500%, 04/01/26 CONV	5,006	4,280,130
The Kroger Co.
6.800%, 04/01/11	1,940	1,997,581
		18,567,715
TELECOMMUNICATIONS — 1.2%
American Tower Corp.
7.500%, 05/01/12	75	73,875
7.125%, 10/15/12	1,425	1,403,625
JDS Uniphase Corp. CONV
1.000%, 05/15/26	4,581	3,029,186
Lucent Technologies, Inc. CONV
2.875%, 06/15/23	4,020	3,517,500
2.875%, 06/15/25	5,931	4,114,631
Sprint Capital Corp.
8.375%, 03/15/12	2,650	2,385,000
6.900%, 05/01/19	300	232,500
		14,756,317
WASTE MANAGEMENT — 0.1%
Allied Waste Industries, Inc. CONV
4.250%, 04/15/34	146	136,875
Waste Management, Inc.
7.375%, 08/01/10	1,630	1,687,912
		1,824,787
TOTAL CORPORATE BONDS (Cost $215,361,989)		201,004,507

LOAN AGREEMENTS — 2.9%
BROADCAST/MEDIA — 0.8%
CSC Holdings, Inc.^‡
4.568%, 02/24/12	1,480	1,323,692
4.273%, 05/02/14	2,487	2,193,142
Directv Holdings LLC^‡
5.338%, 04/13/13	1,995	1,894,532
Lamar Media Corp.^‡
4.689%, 03/31/14	750	701,250
The Weather Channel, Inc.^‡
7.250%, 10/15/15	3,750	3,593,738
		9,706,354
ENERGY RESOURCES & SERVICES — 0.4%
Texas Competitive Electric Holdings Co. LLC - Tranche B-1^‡
6.523%, 10/10/14	5,466	4,599,921

ENTERTAINMENT & LEISURE — 0.0%
Cedar Fair LP^‡
5.122%, 08/30/12	744	649,221

FOOD & BEVERAGES — 0.5%
Wm. Wrigley Jr. Co.^‡
7.750%, 07/17/14	6,250	6,129,313

HEALTH CARE PRODUCTS — 0.2%
Boston Scientific International Corp.^‡
4.468%, 04/21/11	2,358	2,204,472
Fresenius SE^‡
7.375%, 08/22/14	750	737,344
		2,941,816
HEALTH CARE SERVICES — 0.1%
HCA, Inc.^‡
4.301%, 11/18/12	1,978	1,744,285

HOTELS & RESORTS — 0.4%
MGM Mirage^‡
3.429%, 10/03/11	5,500	4,826,250

PAPER & RELATED PRODUCTS — 0.4%
Georgia-Pacific Corp.^‡
4.689%, 12/20/10	750	695,160
4.813%, 12/20/12	4,380	3,820,177
		4,515,337
PHARMACEUTICALS — 0.1%
Invitrogen Corp.^‡
3.000%, 06/11/15	750	729,847

TOTAL GENERAL OBLIGATION DEBT SECURITIES (Cost $37,404,084)		35,842,344

	Number of
	Contracts
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
Automatic Data Processing, Inc., $50, 01/16/10	43	9,030
Danaher Corp., $80, 01/16/10	46	30,360
International Paper Co., $35, 01/16/10	47	6,815
Johnson & Johnson, $65, 01/16/10	141	117,030

Johnson & Johnson, $70, 01/16/10	87	49,590
Northrop Grumman Corp., $80, 01/16/10	17	3,757
WellPoint, Inc., $50, 01/16/10	144	105,120
WellPoint, Inc., $55, 01/17/09	576	95,040

TOTAL PURCHASED OPTIONS (Cost $549,893)		416,742

Number of
Shares
SHORT-TERM INVESTMENTS — 4.9%
T. Rowe Price Reserve Investment Fund (Cost $61,717,332)	61,717,332	61,717,332

Par
(000)
SECURITIES LENDING COLLATERAL —0.0%
Institutional Money Market Trust
3.128%, 10/01/08	$18	17,550
(Cost $17,550)

	Number of
	Contracts
WRITTEN OPTIONS — (0.4%)
Call Options — (0.4%)
3M Co., $90, 01/17/09	(422)	(4,220)
Aon Corp., $50, 01/17/09	(1,531)	(191,375)
AT&T, Inc., $42.5, 01/17/09	(902)	(6,314)
AT&T, Inc., $45, 01/17/09	(902)	(9,020)
Baxter International, Inc., $70, 01/17/09	(587)	(129,140)
Baxter International, Inc., $75, 02/21/09	(486)	(60,750)
Cardinal Health, Inc., $60, 01/17/09	(338)	(11,830)
Covidien Ltd., $50, 01/17/09	(695)	(361,400)
Covidien Ltd., $60, 01/17/09	(1,479)	(170,085)
Danaher Corp., $90, 01/17/09	(521)	(18,235)
Dell, Inc., $27.5, 01/17/09	(1,295)	(10,360)
Fortune Brands, Inc., $65, 01/17/09	(567)	(87,885)
General Electric Co., $40, 01/17/09	(1,000)	(5,000)
General Electric Co., $42.5, 01/17/09	(910)	(910)
General Mills, Inc., $65, 01/17/09	(2,046)	(1,166,220)
General Mills, Inc., $70, 01/17/09	(509)	(162,880)
H&R Block, Inc., $25, 01/17/09	(915)	(105,225)
ITT Corp., $70, 01/17/09	(123)	(7,995)
Kohl’s Corp., $55, 01/17/09	(757)	(136,260)
Lowe’s Cos., Inc., $27.5, 01/17/09	(1,418)	(163,070)
Proctor & Gamble Co., $75, 01/17/09	(789)	(110,460)
TJX Cos., Inc., $35, 01/17/09	(2,038)	(203,800)
TJX Cos., Inc., $40, 01/17/09	(691)	(20,730)
Tyco International Ltd., $50, 01/17/09	(750)	(7,500)
Wal-Mart Stores, Inc., $55, 01/17/09	(683)	(486,979)
Wal-Mart Stores, Inc., $55, 01/17/09	(640)	(456,320)
Wal-Mart Stores, Inc., $60, 01/17/09	(683)	(262,955)
Wyeth, $50, 01/17/09	(766)	(15,320)
Xilinx, Inc., $30, 01/17/09	(1,266)	(37,980)

TOTAL WRITTEN OPTIONS
(Premiums received $(5,150,799))		(4,410,218)

TOTAL INVESTMENTS —- 100.0% (Cost $1,294,878,026)(a)		$1,249,499,257

† See Note 1 to Financial Statements.

* Non-Income Producing Security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt.

CONV - Convertible Security.

Plc - Public Limited Company.

LLC - Limited Liability Company.

LP - Limited Partnership.

+ Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.

^ Illiquid security. The total market value of illiquid securities at September 30, 2008 is $35,842,344.

▲ Variable rate security.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

‡ Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2008. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating Rate Loan Agreements often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(a) At September 30, 2008, the cost for Federal income tax purposes was $1,299,591,498. Net unrealized depreciation was $50,092,241. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $64,452,929 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $114,545,170.

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$951,337,900
Level 2 — Other Significant Observable Inputs	298,161,357
Level 3 — Significant Unobservable Inputs	—
Total	$1,249,499,257

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of
	Shares	Value†
COMMON STOCKS — 96.7%
AEROSPACE & DEFENSE — 0.5%
General Dynamics Corp.	7,300	$537,426

BANKING — 1.1%
Northern Trust Corp.	6,800	490,960
State Street Corp.	13,500	767,880
		1,258,840
BROADCAST/MEDIA — 2.9%
Naspers Ltd.	11,200	221,215
Shaw Communications, Inc., Class B	39,200	796,936
The McGraw-Hill Cos., Inc.	72,400	2,288,564
		3,306,715
CHEMICALS — 1.6%
Potash Corp. of Saskatchewan	4,100	541,241
Praxair, Inc.	18,300	1,312,842
		1,854,083
COMPUTER SERVICES, SOFTWARE & SYSTEMS — 13.3%
Amazon.com, Inc.*	35,500	2,582,980
Autodesk, Inc.*	27,900	936,045
Electronic Arts, Inc.*	18,800	695,412
Expedia, Inc.*	36,077	545,123
Fiserv, Inc.*	11,200	529,984
Google, Inc., Class A*	9,800	3,925,096
McAfee, Inc.*	15,300	519,588
Microsoft Corp.	111,775	2,983,275
priceline.com, Inc.*	4,200	287,406
Salesforce.com, Inc.*	6,500	314,600
TENCENT Holdings Ltd.	105,800	773,329
VeriSign, Inc.*	51,800	1,350,944
		15,443,782
COMPUTERS & OFFICE EQUIPMENT — 3.7%
Apple, Inc.*	27,400	3,114,284
Dell, Inc.*	32,500	535,600
EMC Corp.*	32,300	386,308
Research In Motion Ltd.*	3,300	225,390
		4,261,582
COSMETICS & TOILETRIES — 1.5%
Procter & Gamble Co.	24,212	1,687,334

ELECTRONIC COMPONENTS & SEMICONDUCTORS — 2.0%
Dolby Laboratories, Inc., Class A*	19,600	689,724
Hon Hai Precision Industry Co. Ltd. GDR	21,345	148,619
Intel Corp.	31,800	595,614
Marvell Technology Group Ltd.*	100,100	930,930
		2,364,887
ENERGY RESOURCES & SERVICES — 0.5%
The AES Corp.*	54,300	634,767

ENGINEERING & CONSTRUCTION — 0.5%
Foster Wheeler Ltd.*	7,900	285,269

McDermott International, Inc.*	12,200	311,710
		596,979
ENTERTAINMENT & LEISURE — 1.6%
International Game Technology, Inc.	34,000	584,120
Nintendo Co. Ltd.	2,900	1,230,104
		1,814,224
FINANCE — 2.6%
BlackRock, Inc.	2,100	408,450
BM&F Bovespa SA	123,704	544,768
Franklin Resources, Inc.	9,400	828,422
Redecard SA	27,500	342,504
The Goldman Sachs Group, Inc.	6,500	832,000
		2,956,144
FOOD & BEVERAGES — 4.2%
Groupe Danone	11,522	817,275
Nestle SA	15,280	660,364
PepsiCo, Inc.	24,500	1,746,115
SYSCO Corp.	22,600	696,758
The Coca-Cola Co.	18,800	994,144
		4,914,656
HEALTH CARE PRODUCTS — 7.6%
Alcon, Inc.	6,600	1,065,966
Baxter International, Inc.	11,700	767,871
Becton, Dickinson & Co.	12,900	1,035,354
Covidien Ltd.	24,950	1,341,312
DENTSPLY International, Inc.	9,800	367,892
Intuitive Surgical, Inc.*	1,500	361,470
Medtronic, Inc.	39,500	1,978,950
St. Jude Medical, Inc.*	17,600	765,424
Stryker Corp.	18,300	1,140,090
		8,824,329
HEALTH CARE SERVICES — 4.2%
Aetna, Inc.	41,600	1,502,176
CIGNA Corp	28,100	954,838
Humana, Inc.*	15,700	646,840
WellPoint, Inc.*	38,500	1,800,645
		4,904,499
HOTELS & RESORTS — 0.5%
Las Vegas Sands Corp.*	16,300	588,593

INSURANCE — 0.7%
Assurant, Inc.	14,600	803,000

MACHINERY & HEAVY EQUIPMENT — 1.0%
Deere & Co.	17,000	841,500
Joy Global, Inc.	7,300	329,522
		1,171,022
MANUFACTURING — 3.1%
Danaher Corp.	51,800	3,594,920

METALS & MINING — 1.7%
BHP Billiton Ltd.	33,895	876,886
Freeport-McMoRan Copper & Gold, Inc.	8,900	505,965
Kinross Gold Corp.	38,000	612,560
		1,995,411
OIL & GAS — 10.4%
Baker Hughes, Inc.	16,800	1,017,072

Cameron International Corp.*	16,400	632,056
Chevron Corp.	7,600	626,848
EOG Resources, Inc.	10,100	903,546
Exxon Mobil Corp.	23,900	1,856,074
Petroleo Brasileiro SA ADR	33,500	1,253,570
Schlumberger Ltd.	45,400	3,545,286
Smith International, Inc.	22,100	1,295,944
Suncor Energy, Inc.	7,100	300,117
Total SA	10,410	632,405
		12,062,918
PHARMACEUTICALS — 11.6%
Allergan, Inc.	23,600	1,215,400
Amgen, Inc.*	2,700	160,029
Celgene Corp.*	9,400	594,832
Elan Corp. Plc ADR*	45,000	480,150
Express Scripts, Inc.*	16,200	1,195,884
Genentech, Inc.*	22,200	1,968,696
Gilead Sciences, Inc.*	53,200	2,424,856
Medco Health Solutions, Inc.*	46,200	2,079,000
Monsanto Co.	20,300	2,009,294
Wyeth	37,000	1,366,780
		13,494,921
RESTAURANTS — 1.3%
Yum! Brands, Inc.	47,600	1,552,236

RETAIL — 2.1%
Costco Wholesale Corp.	21,100	1,370,023
CVS Caremark Corp.	24,879	837,427
Lojas Renner SA	17,000	198,240
		2,405,690
SERVICES - COMMERCIAL — 5.4%
Accenture Ltd., Class A	44,500	1,691,000
Automatic Data Processing, Inc.	36,400	1,556,100
Mastercard, Inc., Class A	1,600	283,728
McKesson Corp.	14,700	791,007
Moody’s Corp.	20,800	707,200
The Western Union Co.	45,000	1,110,150
Visa, Inc., Class A	2,800	171,892
		6,311,077
TELECOMMUNICATIONS — 9.2%
America Movil S.A.B. de C.V., Series L ADR	12,200	565,592
American Tower Corp., Class A*	47,000	1,690,590
Cisco Systems, Inc.*	69,700	1,572,432
Crown Castle International Corp.*	73,200	2,120,604
Juniper Networks, Inc.*	36,600	771,162
Leap Wireless International, Inc.*	17,700	674,370
MetroPCS Communications, Inc.*	33,000	461,670
Mobile TeleSystems OJSC ADR	10,600	593,706
QUALCOMM, Inc.	43,300	1,860,601
Vimpel-Communications OJSC ADR	17,600	357,280
		10,668,007
TEXTILES & APPAREL — 0.7%
NIKE, Inc., Class B	12,400	829,560

TRANSPORTATION & RELATED SERVICES — 1.2%
Expeditors International of Washington, Inc.	16,300	567,892
Union Pacific Corp.	11,500	818,340
		1,386,232

TOTAL COMMON STOCKS (Cost $124,101,269)		112,223,834

SHORT-TERM INVESTMENTS — 3.3%
BlackRock Liquidity Funds TempCash - Institutional Shares	361,725	361,725
BlackRock Liquidity Funds TempFund - Institutional Shares	361,724	361,724
T. Rowe Price Reserve Investment Fund	3,054,627	3,054,627

TOTAL SHORT-TERM INVESTMENTS (Cost $3,778,076)		3,778,076

TOTAL INVESTMENTS — 100.0% (Cost $127,879,345)(a)		$116,001,910

† See Security Valuation Note.

* Non-income producing security.

ADR - American Depository Receipt

GDR - Global Depository Receipt

OJSC - Open Joint Stock Company.

Plc - Public Limited Company.

(a) At September 30, 2008, the cost for Federal income tax purposes was $128,056,486.  Net unrealized depreciation was $12,054,576.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $6,933,327 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $18,987,903.

	% of Market
	Value	Value†
COMMON STOCKS
COUNTRY DIVERSIFICATION
United States	89.2%	$100,051,583
Canada	2.2%	2,476,244
Brazil	2.1%	2,339,082
France	1.3%	1,449,680
Japan	1.1%	1,230,104
Russia	0.8%	950,986
Australia	0.8%	876,886
Hong Kong	0.7%	773,329
Switzerland	0.6%	660,364
Mexico	0.5%	565,592
Ireland	0.4%	480,150
South Africa	0.2%	221,215
Taiwan	0.1%	148,619
	100.0%	$112,223,834

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$110,790,332
Level 2 — Other Significant Observable Inputs	5,211,578
Level 3 — Significant Unobservable Inputs	—
Total	$116,001,910

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS  — SEPTEMBER 30, 2008 (Unaudited)

LARGE CAP VALUE FUND

	Number of
	Shares	Value†
COMMON STOCKS — 99.9%
AGRICULTURAL PRODUCTS — 1.8%
Philip Morris International, Inc.	53,150	$2,556,515

AUTOMOBILES & RELATED — 1.5%
Navistar International Corp.*	39,200	2,123,856

BANKING — 5.2%
Julius Baer Holding AG	130,574	6,493,504
National City Corp.	579,500	1,014,125
		7,507,629
BROADCAST/MEDIA — 6.0%
Liberty Global, Inc., Class C*	147,520	4,143,837
News Corp., Class A	238,630	2,861,174
Time Warner Cable, Inc., Class A*	69,300	1,677,060
		8,682,071
CHEMICALS — 7.1%
Eastman Chemical Co.	85,300	4,696,618
Lubrizol Corp.	128,740	5,553,844
		10,250,462
ELECTRONIC COMPONENTS & SEMICONDUCTORS — 6.3%
Lam Research Corp.*	187,710	5,910,988
Varian Semiconductor Equipment Associates, Inc.*	129,200	3,245,504
		9,156,492
ENERGY RESOURCES & SERVICES — 6.0%
Exelon Corp.	53,300	3,337,646
FirstEnergy Corp.	58,630	3,927,624
PPL Corp.	39,120	1,448,222
		8,713,492
ENTERTAINMENT & LEISURE — 1.1%
Cinemark Holdings, Inc.	117,740	1,601,264

FINANCE — 22.0%
Citigroup, Inc.	252,350	5,175,698
Credit Suisse Group AG ADR	142,170	6,863,967
JPMorgan Chase & Co.	133,100	6,215,770
Morgan Stanley	219,820	5,055,860
National Financial Partners Corp.	96,800	1,452,000
SLM Corp.*	152,100	1,876,914
The Goldman Sachs Group, Inc.	40,210	5,146,880
		31,787,089
FOOD & BEVERAGES — 3.0%
The Coca-Cola Co.	81,600	4,315,008

HEALTH CARE SERVICES — 2.6%
Aetna, Inc.	58,900	2,126,879
WellPoint, Inc.*	35,080	1,640,692
		3,767,571
INSURANCE — 3.5%
Everest Re Group Ltd.	59,000	5,105,270

MACHINERY & HEAVY EQUIPMENT — 0.4%
Joy Global Inc.	12,500	564,250

MANUFACTURING — 3.5%
Siemens AG ADR	54,050	5,074,754

OIL & GAS — 14.8%
Devon Energy Corp.	77,030	7,025,136
EOG Resources, Inc.	47,800	4,276,188
Hess Corp.	60,600	4,974,048
Petroleo Brasileiro SA ADR	137,500	5,145,250
		21,420,622
PHARMACEUTICALS — 8.1%
Abbott Laboratories	128,810	7,416,880
Schering-Plough Corp.	236,840	4,374,435
		11,791,315
TELECOMMUNICATIONS — 5.9%
AT&T, Inc.	51,127	1,427,466
QUALCOMM, Inc.	165,600	7,115,832
		8,543,298
TRANSPORTATION & RELATED SERVICES — 1.1%
Aircastle Ltd.#	156,810	1,553,987

TOTAL COMMON STOCKS (Cost $156,119,082)		144,514,945

	Par
	(000)
SECURITIES LENDING COLLATERAL— 0.1%
Institutional Money Market Trust
3.128%, 10/01/08 (Cost $175,270)	$175	175,270

TOTAL INVESTMENTS — 100.0% (Cost $156,294,352)(a)		$144,690,215

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

(a) At September 30, 2008, the cost for Federal income tax purposes was $158,617,857.  Net unrealized depreciation was $13,927,642.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,817,836 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $16,745,478.

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•             Level 1 - quoted prices in active markets for identical securities

•             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$138,021,441
Level 2 — Other Significant Observable Inputs	6,668,774
Level 3 — Significant Unobservable Inputs	—
Total	$144,690,215

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (Unaudited)

LARGE CAP GROWTH FUND

	Number of
	Shares	Value†
COMMON STOCKS — 94.0%
BANKING — 2.2%
U.S. Bancorp	13,510	$486,630

BROADCAST/MEDIA — 2.1%
Cablevision Systems Corp., Class A	8,010	201,532
Comcast Corp., Class A	13,700	268,931
		470,463
BUILDING & REAL ESTATE — 1.6%
NVR, Inc.*	440	251,680
Pulte Homes, Inc.	7,780	108,687
		360,367
CHEMICALS — 0.7%
The Sherman-Williams Co.	2,620	149,759

COMPUTER SERVICES, SOFTWARE & SYSTEMS — 9.7%
Activision Blizzard, Inc.*	12,730	196,424
Adobe Systems, Inc.*	6,860	270,764
Amazon.com, Inc.*	2,660	193,542
Baidu.com, Inc. ADR*	610	151,420
F5 Networks, Inc.*	5,250	122,745
Fiserv, Inc.*	7,190	340,231
Google, Inc., Class A*	1,788	716,130
Salesforce.com, Inc.*	3,010	145,684
		2,136,940
COMPUTERS & OFFICE EQUIPMENT — 4.7%
Apple, Inc.*	5,419	615,923
Hewlett-Packard Co.	9,240	427,258
		1,043,181
CONSUMER PRODUCTS — 2.3%
Clorox Co.	2,910	182,428
Kimberly-Clark Corp.	4,930	319,661
		502,089
COSMETICS & TOILETRIES — 0.7%
The Estee Lauder Cos., Inc., Class A	3,110	155,220

ELECTRONIC COMPONENTS & SEMICONDUCTORS — 8.0%
Applied Materials, Inc.	23,270	352,075
Broadcom Corp., Class A*	11,680	217,598
Intel Corp.	29,640	555,157
Lam Research Corp.*	5,500	173,195
SunPower Corp., Class A*	3,760	266,697
Thermo Fisher Scientific, Inc.*	3,631	199,705
		1,764,427
ENERGY RESOURCES & SERVICES — 2.5%
First Solar, Inc.*	1,920	362,707
FPL Group, Inc.	3,860	194,158
		556,865
ENGINEERING & CONSTRUCTION — 0.7%
Fluor Corp.	2,700	150,390

ENTERTAINMENT & LEISURE — 0.9%
Harley-Davidson, Inc.	5,170	192,841

FINANCE — 8.1%
People’s United Financial, Inc.	20,010	385,192
T. Rowe Price Group, Inc.	8,080	433,977
The Charles Schwab Corp.	18,310	476,060
The Goldman Sachs Group, Inc.	3,700	473,600
		1,768,829
FOOD & BEVERAGES — 4.8%
Campbell Soup Co.	4,350	167,910
General Mills, Inc.	2,314	159,018
McCormick & Co., Inc.	4,430	170,333
PepsiCo, Inc.	7,930	565,171
		1,062,432
HEALTH CARE PRODUCTS — 3.5%
Baxter International, Inc.	5,874	385,511
Covidien Ltd.	4,650	249,984
Intuitive Surgical, Inc.*	570	137,359
		772,854
HOTELS & RESORTS — 0.6%
MGM Mirage*	4,940	140,790

INSURANCE — 1.7%
Marsh & McLennan Cos., Inc.	11,490	364,922

MACHINERY & HEAVY EQUIPMENT — 0.8%
Deere & Co.	3,535	174,982

MANUFACTURING — 4.2%
Siemens AG ADR	4,930	462,878
SPX Corp.	1,680	129,360
Tyco International Ltd.	9,490	332,340
		924,578
OIL & GAS — 10.0%
Cameron International Corp.*	8,388	323,274
Enbridge, Inc.	4,020	153,122
Petroleo Brasileiro S.A. ADR	8,490	373,135
Schlumberger Ltd.	7,996	624,408
Southwestern Energy Co.*	11,620	354,875
Valero Energy Corp.	12,060	365,418
		2,194,232
PAPER & RELATED PRODUCTS — 0.6%
International Paper Co.	4,880	127,758

PHARMACEUTICALS — 10.4%
Celgene Corp.*	2,400	151,872
Charles River Laboratories International, Inc.*	2,070	114,947
Express Scripts, Inc.*	2,920	215,554
Genentech, Inc.*	2,280	202,190
Genzyme Corp.*	3,410	275,835
Gilead Sciences, Inc.*	12,240	557,899
Illumina, Inc.*	3,220	130,507
Monsanto Co.	4,268	422,447
Myriad Genetics, Inc.*	1,860	120,677
United Therapeutics Corp.*	830	87,291
		2,279,219
RETAIL — 5.1%
CVS Caremark Corp.	9,142	307,720
Guess?, Inc.	5,254	182,787
Kohl’s Corp.*	5,690	262,195
Staples, Inc.	10,040	225,900
Urban Outfitters, Inc.*	4,580	145,965
		1,124,567

SERVICES - COMMERCIAL — 2.0%
Robert Half International, Inc.	7,020	173,745
Visa, Inc., Class A	4,200	257,838
		431,583
TELECOMMUNICATIONS — 4.7%
Mobile Telesystems OJSC ADR	2,960	165,790
NII Holdings, Inc.*	7,860	298,051
QUALCOMM, Inc.	13,055	560,973
		1,024,814
TRANSPORTATION & RELATED SERVICES — 1.4%
Union Pacific Corp.	4,219	300,224

TOTAL COMMON STOCKS (Cost $23,060,940)		20,660,956

REAL ESTATE INVESTMENT TRUSTS — 1.9%
STORAGE — 1.9%
Public Storage (Cost $345,468)	4,230	418,812

SHORT-TERM INVESTMENTS — 4.1%
BlackRock Liquidity Funds TempCash - Institutional Shares	448,238	448,238
BlackRock Liquidity Funds TempFund - Institutional Shares	448,237	448,237

TOTAL SHORT-TERM INVESTMENTS (Cost $896,475)		896,475

TOTAL INVESTMENTS —- 100.0% (Cost $24,302,883)(a)		$21,976,243

† See Security Valuation Note.

* Non-income producing security.

ADR - American Depository Receipt.

(a) At September 30, 2008, the cost for Federal income tax purposes was $24,334,992.  Net unrealized depreciation was $2,358,749.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $414,327 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,773,076.

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$21,976,243
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$21,976,243

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (Unaudited)

INDEX 500 FUND

	Number of
	Shares	Value†
COMMON STOCKS — 82.4%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.*	9,234	$71,563
Omnicom Group, Inc.	7,667	295,640
		367,203
AEROSPACE & DEFENSE — 1.9%
Boeing Co.	17,703	1,015,267
General Dynamics Corp.	9,497	699,169
Goodrich Corp.	2,447	101,795
L-3 Communications Holdings, Inc.	2,900	285,128
Lockheed Martin Corp.	7,909	867,380
Northrop Grumman Corp.	8,092	489,890
Raytheon Co.	9,976	533,816
Rockwell Collins, Inc.	3,945	189,715
United Technologies Corp.	22,942	1,377,897
		5,560,057
AGRICULTURAL PRODUCTS — 1.5%
Altria Group, Inc.	49,178	975,692
Archer-Daniels-Midland Co.	15,599	341,774
Lorillard, Inc.	4,203	299,043
Philip Morris International, Inc.	48,971	2,355,505
Reynolds American, Inc.	4,151	201,822
UST, Inc.	3,592	239,012
		4,412,848
AIRLINES — 0.1%
Southwest Airlines Co.	17,817	258,525

AUTOMOBILES & RELATED — 0.4%
Ford Motor Co.*	54,967	285,828
General Motors Corp.	11,077	104,678
Johnson Controls, Inc.	14,311	434,053
PACCAR, Inc.	8,744	333,933
The Goodyear Tire & Rubber Co.*	4,706	72,049
		1,230,541
BANKING — 4.6%
Bank of America Corp.	108,303	3,790,605
BB&T Corp.	13,199	498,922
Capital One Financial Corp.	9,041	461,091
Comerica, Inc.	2,944	96,534
Fifth Third Bancorp	14,046	167,147
First Horizon National Corp.	3,766	35,776
Huntington Bancshares, Inc.	7,165	57,248
KeyCorp	12,199	145,656
M&T Bank Corp.	1,908	170,289
Marshall & Ilsley Corp.	6,371	128,376
National City Corp.#	14,876	26,033
Northern Trust Corp.	5,347	386,053
PNC Financial Services Group, Inc.	8,266	617,470
Regions Financial Corp.	16,894	162,182
State Street Corp.	10,347	588,537
SunTrust Banks, Inc.	8,488	381,875
The Bank of New York Mellon Corp.	27,380	892,040
U.S. Bancorp	41,456	1,493,245
Wachovia Corp.	41,827	146,395

Wells Fargo & Co.	78,620	2,950,609
Zions Bancorporation#	2,904	112,385
		13,308,468
BROADCAST/MEDIA — 2.1%
CBS Corp., Class B	16,525	240,934
Comcast Corp., Class A	69,534	1,364,952
Gannett Co., Inc.	4,474	75,655
Meredith Corp.	724	20,308
News Corp., Class A	54,960	658,970
Scripps Networks Interactive, Inc., Class A	1,756	63,760
The DIRECTV Group, Inc.*	13,900	363,763
The McGraw-Hill Cos., Inc.	7,686	242,954
The New York Times Co., Class A	2,813	40,198
The Walt Disney Co.	44,677	1,371,137
The Washington Post Co., Class B	113	62,914
Time Warner, Inc.	85,414	1,119,778
Viacom, Inc., Class B*	14,981	372,128
		5,997,451
BUILDING & REAL ESTATE — 0.1%
CB Richard Ellis Group, Inc., Class A*	3,401	45,471
Centex Corp.	2,416	39,139
D.R. Horton, Inc.	5,376	69,996
KB Home	1,507	29,658
Lennar Corp., Class A	2,736	41,560
Pulte Homes, Inc.	4,179	58,381
		284,205
BUILDING PRODUCTS & SUPPLIES — 0.1%
Masco Corp.	8,877	159,253

CHEMICALS — 1.7%
Air Products & Chemicals, Inc.	5,121	350,737
Ashland, Inc.	1,095	32,018
CF Industries Holdings, Inc.	1,100	100,606
E.I. du Pont de Nemours & Co.	21,523	867,377
Eastman Chemical Co.	1,491	82,094
Ecolab, Inc.	4,333	210,237
Hercules, Inc.	2,213	43,795
International Flavors & Fragrances, Inc.	1,575	62,149
Monsanto Co.	13,137	1,300,300
PPG Industries, Inc.	4,010	233,863
Praxair, Inc.	7,526	539,915
Rohm & Haas Co.	3,054	213,780
Sigma-Aldrich Corp.	3,122	163,655
The Dow Chemical Co.	22,104	702,465
The Sherwin-Williams Co.	2,434	139,127
		5,042,118
COMPUTER SERVICES, SOFTWARE & SYSTEMS — 4.7%
Adobe Systems, Inc.*	12,705	501,466
Akamai Technologies, Inc.*	3,291	57,395
Amazon.com, Inc.*	7,647	556,396
Autodesk, Inc.*	5,481	183,888
BMC Software, Inc.*	3,737	106,990
CA, Inc.	9,639	192,394
Citrix Systems, Inc.*	3,591	90,709
Compuware Corp.*	5,119	49,603
eBay, Inc.*	26,228	586,983
Electronic Arts, Inc.*	7,730	285,933
Expedia, Inc.*	4,088	61,770
Fidelity National Information Services, Inc.	3,359	62,007
Fiserv, Inc.*	4,007	189,611

Google, Inc., Class A*	5,647	2,261,736
IMS Health, Inc.	3,548	67,093
Intuit, Inc.*	7,780	245,926
Microsoft Corp.	186,415	4,975,416
Novell, Inc.*	6,923	35,584
Oracle Corp.*	93,213	1,893,156
Salesforce.com, Inc.*	2,000	96,800
Symantec Corp.*	20,238	396,260
VeriSign, Inc.*	3,809	99,339
Yahoo!, Inc.*	33,220	574,706
		13,571,161
COMPUTERS & OFFICE EQUIPMENT — 3.9%
Affiliated Computer Services, Inc., Class A*	1,885	95,438
Apple, Inc.*	21,050	2,392,543
Cognizant Technology Solutions, Inc., Class A*	7,152	163,280
Computer Sciences Corp.*	3,757	150,768
Dell, Inc.*	41,742	687,908
EMC Corp.*	49,548	592,594
Hewlett-Packard Co.	58,254	2,693,665
International Business Machines Corp.	32,173	3,762,954
Lexmark International, Inc., Class A*	1,721	56,053
NetApp, Inc.*	6,721	122,524
Pitney Bowes, Inc.	5,161	171,655
SanDisk Corp.*	4,397	85,961
Sun Microsystems, Inc.*	15,296	116,250
Teradata Corp.*	3,516	68,562
Unisys Corp.*	6,970	19,168
Xerox Corp.	21,192	244,344
		11,423,667
CONSUMER PRODUCTS — 0.5%
Avery Dennison Corp.	2,083	92,652
Clorox Co.	3,397	212,958
Fortune Brands, Inc.	3,707	212,634
Harman International Industries, Inc.	1,138	38,772
Kimberly-Clark Corp.	9,987	647,557
Newell Rubbermaid, Inc.	5,417	93,497
Whirlpool Corp.	1,869	148,193
		1,446,263
CONTAINERS — 0.1%
Ball Corp.	1,913	75,544
Bemis Co., Inc.	1,949	50,908
Pactiv Corp.*	2,558	63,515
Sealed Air Corp.	3,133	68,895
		258,862
COSMETICS & TOILETRIES — 2.2%
Avon Products, Inc.	10,250	426,092
Colgate-Palmolive Co.	12,035	906,837
Procter & Gamble Co.	72,035	5,020,119
The Estee Lauder Cos., Inc., Class A	2,237	111,649
		6,464,697
DIVERSIFIED OPERATIONS — 0.1%
Leucadia National Corp.	4,360	198,118

ELECTRONIC COMPONENTS & SEMICONDUCTORS — 2.7%
Advanced Micro Devices, Inc.*	11,868	62,307
Agilent Technologies, Inc.*	8,645	256,411
Altera Corp.	7,465	154,376
Amphenol Corp., Class A	3,900	156,546
Analog Devices, Inc.	7,076	186,453
Applera Corp. - Applied Biosystems Group	4,200	143,850

Applied Materials, Inc.	32,221	487,504
Broadcom Corp., Class A*	10,751	200,291
Emerson Electric Co.	18,576	757,715
Intel Corp.	133,675	2,503,733
Jabil Circuit, Inc.	4,092	39,038
KLA-Tencor Corp.	4,327	136,950
Linear Technology Corp.	5,441	166,821
LSI Corp.*	12,472	66,850
MEMC Electronic Materials, Inc.*	5,556	157,013
Microchip Technology, Inc.	3,618	106,478
Micron Technology, Inc.*	14,886	60,288
Molex, Inc.	2,723	61,131
National Semiconductor Corp.	4,223	72,678
Novellus Systems, Inc.*	1,953	38,357
NVIDIA Corp.*	13,754	147,305
PerkinElmer, Inc.	2,316	57,831
QLogic Corp.*	2,593	39,828
Teradyne, Inc.*	3,357	26,218
Texas Instruments, Inc.	31,381	674,692
Thermo Fisher Scientific, Inc.*	10,082	554,510
Tyco Electronics Ltd.	11,453	316,790
Waters Corp.*	1,958	113,916
Xilinx, Inc.	6,864	160,961
		7,906,841
ENERGY RESOURCES & SERVICES — 2.9%
Allegheny Energy, Inc.	4,187	153,956
Ameren Corp.	5,098	198,975
American Electric Power Co., Inc.	9,757	361,790
CMS Energy Corp.	4,407	54,955
Consol Energy, Inc.	4,476	205,404
Consolidated Edison, Inc.	6,634	284,997
Constellation Energy Group, Inc.	3,490	84,807
Dominion Resources, Inc.	13,909	595,027
DTE Energy Co.	3,992	159,480
Duke Energy Corp.	30,343	528,878
Dynegy, Inc., Class A*	9,721	34,801
Edison International	7,874	314,173
Entergy Corp.	4,647	413,629
Exelon Corp.	15,635	979,064
FirstEnergy Corp.	7,364	493,314
FPL Group, Inc.	9,785	492,185
Integrys Energy Group, Inc.	1,495	74,660
Massey Energy Co.	1,574	56,145
Peabody Energy Corp.	6,612	297,540
Pepco Holdings, Inc.	3,940	90,265
PG&E Corp.	8,690	325,441
Pinnacle West Capital Corp.	1,969	67,753
PPL Corp.	8,998	333,106
Progress Energy, Inc.	6,313	272,280
Public Service Enterprise Group, Inc.	12,249	401,645
Southern Co.	18,411	693,911
TECO Energy, Inc.	4,123	64,855
The AES Corp.*	16,444	192,230
Xcel Energy, Inc.	10,930	218,491
		8,443,757
ENGINEERING & CONSTRUCTION — 0.1%
Fluor Corp.	4,370	243,409
Jacobs Engineering Group, Inc.*	2,983	162,007
		405,416

ENTERTAINMENT & LEISURE — 0.3%
Carnival Corp.	10,545	372,766
Harley-Davidson, Inc.	5,728	213,654
Hasbro, Inc.	2,712	94,161
International Game Technology, Inc.	6,057	104,059
Mattel, Inc.	8,881	160,213
		944,853
FINANCE — 5.0%
American Capital Ltd.	3,969	101,249
American Express Co.	27,665	980,171
Ameriprise Financial, Inc.	5,346	204,217
CIT Group, Inc.	5,529	38,482
Citigroup, Inc.	129,422	2,654,445
CME Group, Inc.	1,812	673,176
Discover Financial Services	11,778	162,772
E*TRADE Financial Corp.*	10,512	29,434
Federated Investors, Inc., Class B	1,695	48,867
Franklin Resources, Inc.	3,652	321,851
Hudson City Bancorp, Inc.	12,657	233,522
IntercontinentalExchange, Inc.*	1,880	151,678
Invesco Ltd.	9,467	198,618
Janus Capital Group, Inc.	2,866	69,586
JPMorgan Chase & Co.	87,464	4,084,569
Legg Mason, Inc.	3,461	131,726
Merrill Lynch & Co., Inc.	36,565	925,095
Morgan Stanley	26,563	610,949
NYSE Euronext	6,485	254,082
SLM Corp.*	11,534	142,330
Sovereign Bancorp, Inc.	13,674	54,012
T. Rowe Price Group, Inc.	6,281	337,353
The Charles Schwab Corp.	22,369	581,594
The Goldman Sachs Group, Inc.	10,323	1,321,344
Washington Mutual, Inc.	29,038	2,381
		14,313,503
FOOD & BEVERAGES — 3.9%
Anheuser-Busch Co., Inc.	17,152	1,112,822
Brown-Forman Corp., Class B	1,650	118,486
Campbell Soup Co.	5,216	201,338
Coca-Cola Enterprises, Inc.	7,928	132,953
ConAgra Foods, Inc.	11,102	216,045
Constellation Brands, Inc., Class A*	3,823	82,042
Dean Foods Co.*	2,972	69,426
General Mills, Inc.	8,055	553,540
H.J. Heinz Co.	7,566	377,619
Kellogg Co.	6,066	340,303
Kraft Foods, Inc., Class A	36,163	1,184,338
McCormick & Co., Inc.	2,508	96,433
Molson Coors Brewing Co., Class B	3,738	174,752
PepsiCo, Inc.	37,233	2,653,596
Sara Lee Corp.	17,219	217,476
SYSCO Corp.	14,452	445,555
The Coca-Cola Co.	47,285	2,500,431
The Hershey Co.	4,087	161,600
The Pepsi Bottling Group, Inc.	2,648	77,242
Tyson Foods, Inc., Class A	5,349	63,867
Wm. Wrigley Jr. Co.	5,200	412,880
		11,192,744
HEALTH CARE PRODUCTS — 3.6%
Baxter International, Inc.	14,975	982,809
Becton, Dickinson & Co.	5,875	471,527
Boston Scientific Corp.*	36,048	442,309

C.R. Bard, Inc.	2,442	231,673
Covidien Ltd.	11,974	643,722
Hospira, Inc.*	3,912	149,438
Intuitive Surgical, Inc.*	957	230,618
Johnson & Johnson	66,341	4,596,104
Medtronic, Inc.	26,873	1,346,337
Patterson Cos., Inc.*	2,374	72,193
St. Jude Medical, Inc.*	8,230	357,923
Stryker Corp.	5,973	372,118
Varian Medical Systems, Inc.*	3,057	174,646
Zimmer Holdings, Inc.*	5,429	350,496
		10,421,913
HEALTH CARE SERVICES — 1.0%
Aetna, Inc.	11,385	411,112
CIGNA Corp.	6,694	227,462
Coventry Health Care, Inc.*	2,967	96,576
DaVita, Inc.*	2,049	116,813
Humana, Inc.*	4,110	169,332
Laboratory Corp. of America Holdings*	2,777	193,001
Quest Diagnostics, Inc.	3,887	200,841
Tenet Healthcare Corp.*	9,374	52,026
UnitedHealth Group, Inc.	29,141	739,890
WellPoint, Inc.*	12,295	575,037
		2,782,090
HOTELS & RESORTS — 0.1%
Marriott International, Inc., Class A	7,279	189,909
Starwood Hotels & Resorts Worldwide, Inc.	3,652	102,767
Wyndham Worldwide Corp.	3,460	54,357
		347,033
INSURANCE — 2.5%
Aflac, Inc.	11,400	669,750
American International Group, Inc.	65,709	218,811
AON Corp.	6,744	303,210
Assurant, Inc.	2,373	130,515
Chubb Corp.	8,651	474,940
Cincinnati Financial Corp.	3,192	90,780
Genworth Financial, Inc., Class A	8,469	72,918
Hartford Financial Services Group, Inc.	7,257	297,464
Lincoln National Corp.	6,173	264,266
Loews Corp.	8,684	342,931
Marsh & McLennan Cos., Inc.	12,309	390,934
MBIA, Inc.	4,152	49,409
MetLife, Inc.	16,385	917,560
MGIC Investment Corp.	2,447	17,202
Principal Financial Group, Inc.	6,265	272,465
Prudential Financial, Inc.	10,230	736,560
Reinsurance Group of America, Inc., Class B*	0	17
The Allsate Corp.	12,976	598,453
The Progressive Corp.	16,356	284,594
The Travelers Cos., Inc.	14,131	638,721
Torchmark Corp.	1,757	105,069
Unum Group	8,476	212,748
XL Capital Ltd., Class A	7,749	139,017
		7,228,334
MACHINERY & HEAVY EQUIPMENT — 0.7%
Black & Decker Corp.	1,196	72,657
Caterpillar, Inc.	14,528	865,869
Cummins, Inc.	4,974	217,463
Deere & Co.	10,232	506,484
Rockwell Automation, Inc.	2,871	107,203

Snap-On, Inc.	1,128	59,400
Terex Corp.*	1,962	59,880
The Manitowoc Co., Inc.	2,543	39,544
The Stanley Works	1,533	63,987
		1,992,487
MANUFACTURING — 3.8%
3M Co.	16,680	1,139,411
Cooper Industries Ltd., Class A	4,304	171,945
Danaher Corp.	6,184	429,170
Dover Corp.	4,605	186,733
Eastman Kodak Co.	5,639	86,728
Eaton Corp.	4,020	225,844
General Electric Co.	236,125	6,021,187
Honeywell International, Inc.	17,808	739,922
Illinois Tool Works, Inc.	9,673	429,965
Ingersoll-Rand Co., Class A	7,718	240,570
ITT Corp.	4,454	247,687
Leggett & Platt, Inc.	3,254	70,905
Pall Corp.	2,345	80,645
Parker Hannifin Corp.	4,081	216,293
Textron, Inc.	6,076	177,905
Tyco International Ltd.	11,435	400,454
		10,865,364
METAL FABRICATE/HARDWARE — 0.1%
Precision Castparts Corp.	3,425	269,822

METALS & MINING — 0.8%
AK Steel Holding Corp.	2,192	56,817
Alcoa, Inc.	19,548	441,394
Allegheny Technologies, Inc.	1,978	58,450
Freeport-McMoRan Copper & Gold, Inc.	9,198	522,906
Newmont Mining Corp.	10,983	425,701
Nucor Corp.	7,635	301,583
Titanium Metals Corp.	1,912	21,682
United States Steel Corp.	2,903	225,302
Vulcan Materials Co.	2,641	196,755
		2,250,590
OIL & GAS — 11.3%
Anadarko Petroleum Corp.	11,259	546,174
Apache Corp.	8,027	837,056
Baker Hughes, Inc.	7,426	449,570
BJ Services Co.	7,250	138,692
Cabot Oil & Gas Corp.	2,022	73,075
Cameron International Corp.*	5,339	205,765
Centerpoint Energy, Inc.	6,422	93,569
Chesapeake Energy Corp.	12,510	448,609
Chevron Corp.	48,770	4,022,550
ConocoPhillips	36,080	2,642,860
Devon Energy Corp.	10,529	960,245
El Paso Corp.	17,041	217,443
ENSCO International, Inc.	3,524	203,088
EOG Resources, Inc.	5,958	533,003
Exxon Mobil Corp.	123,282	9,574,080
Halliburton Co.	20,969	679,186
Hess Corp.	6,797	557,898
Marathon Oil Corp.	16,851	671,849
Murphy Oil Corp.	4,617	296,134
Nabors Industries Ltd.*	6,908	172,147
National-Oilwell Varco, Inc.*	10,023	503,455
Nicor, Inc.	883	39,161

NiSource, Inc.	5,365	79,187
Noble Corp.	6,558	287,896
Noble Energy, Inc.	4,169	231,755
Occidental Petroleum Corp.	19,458	1,370,816
Pioneer Natural Resources Co.	2,900	151,612
Questar Corp.	4,290	175,547
Range Resources Corp.	3,823	163,892
Rowan Cos., Inc.	2,203	67,302
Schlumberger Ltd.	28,544	2,229,001
Sempra Energy	5,998	302,719
Smith International, Inc.	5,221	306,159
Southwestern Energy Co.*	8,290	253,177
Spectra Energy Corp.	14,784	351,859
Sunoco, Inc.	2,286	81,336
Tesoro Corp.	2,694	44,424
The Williams Cos., Inc.	13,934	329,539
Transocean, Inc.*	7,639	839,068
Valero Energy Corp.	12,540	379,962
Weatherford International Ltd.*	16,396	412,195
XTO Energy, Inc.	13,202	614,157
		32,537,212
PAPER & RELATED PRODUCTS — 0.2%
International Paper Co.	10,367	271,408
MeadWestvaco Corp.	3,399	79,231
Weyerhaeuser Co.	5,133	310,957
		661,596
PHARMACEUTICALS — 6.4%
Abbott Laboratories	36,696	2,112,956
Allergan, Inc.	7,416	381,924
AmerisourceBergen Corp.	3,150	118,597
Amgen, Inc.*	25,201	1,493,663
Barr Pharmaceuticals, Inc.*	2,714	177,224
Biogen Idec, Inc.*	7,033	353,690
Bristol-Myers Squibb Co.	47,233	984,808
Cardinal Health, Inc.	8,682	427,849
Celgene Corp.*	10,928	691,524
Eli Lilly & Co.	23,854	1,050,292
Express Scripts, Inc.*	5,913	436,498
Forest Laboratories, Inc.*	7,462	211,025
Genzyme Corp.*	6,430	520,123
Gilead Sciences, Inc.*	21,949	1,000,435
King Pharmaceuticals, Inc.*	4,825	46,223
Medco Health Solutions, Inc.*	12,113	545,085
Merck & Co., Inc.	50,999	1,609,528
Millipore Corp.*	1,077	74,098
Mylan, Inc.	5,956	68,018
Pfizer, Inc.	160,169	2,953,516
Schering-Plough Corp.	38,925	718,945
Watson Pharmaceuticals, Inc.*	2,043	58,226
Wyeth	31,788	1,174,249
		17,208,496
RESTAURANTS — 0.8%
Darden Restaurants, Inc.	2,740	78,446
McDonald’s Corp.	26,778	1,652,203
Starbucks Corp.*	17,744	263,853
Yum! Brands, Inc.	11,269	367,482
		2,361,984
RETAIL — 4.3%
Abercrombie & Fitch Co., Class A	1,700	67,065
AutoNation, Inc.*	2,619	29,438

AutoZone, Inc.*	841	103,729
Bed Bath & Beyond, Inc.*	6,366	199,956
Best Buy Co., Inc.	8,168	306,300
Big Lots, Inc.*	1,597	44,445
Costco Wholesale Corp.	10,377	673,779
CVS Caremark Corp.	34,167	1,150,061
Dillard’s, Inc., Class A	1,119	13,204
Family Dollar Stores, Inc.	2,733	64,772
GameStop Corp., Class A*	4,064	139,029
Home Depot, Inc.	40,504	1,048,649
J.C. Penney Co., Inc.	5,444	181,503
Kohl’s Corp.*	7,301	336,430
Limited Brands, Inc.	5,860	101,495
Liz Claiborne, Inc.	1,854	30,461
Lowe’s Cos., Inc.	35,040	830,098
Macy’s, Inc.	10,327	185,679
Nordstrom, Inc.	3,437	99,054
Office Depot, Inc.*	5,343	31,096
RadioShack Corp.	2,567	44,358
Safeway, Inc.	10,570	250,720
Sears Holdings Corp.*#	1,369	128,002
Staples, Inc.	17,137	385,583
SUPERVALU, Inc.	4,153	90,120
Target Corp.	18,032	884,470
The Gap, Inc.	11,482	204,150
The Kroger Co.	15,745	432,673
Tiffany & Co.	2,464	87,521
TJX Cos., Inc.	10,109	308,527
Walgreen Co.	23,679	733,102
Wal-Mart Stores, Inc.	53,326	3,193,694
Whole Foods Market, Inc.#	2,743	54,942
		12,434,105
SERVICES - COMMERCIAL — 1.0%
Apollo Group, Inc., Class A*	2,643	156,730
Automatic Data Processing, Inc.	12,243	523,388
Convergys Corp.*	2,417	35,723
Donnelley (R.R.) & Sons Co.	4,153	101,873
Equifax, Inc.	2,534	87,296
H&R Block, Inc.	8,066	181,888
Mastercard, Inc., Class A	1,725	305,894
McKesson Corp.	6,625	356,491
Monster Worldwide, Inc.*	2,431	36,246
Moody’s Corp.	3,973	135,082
Paychex, Inc.	7,775	256,808
Robert Half International, Inc.	3,107	76,898
The Western Union Co.	17,578	433,649
Total System Services, Inc.	3,877	63,583
		2,751,549
TELECOMMUNICATIONS — 4.7%
American Tower Corp., Class A*	9,459	340,240
AT&T, Inc.	139,943	3,907,209
CenturyTel, Inc.	2,063	75,609
Ciena Corp.*	1,765	17,791
Cisco Systems, Inc.*	140,380	3,166,973
Citizens Communications Co.	6,344	72,956
Corning, Inc.	37,815	591,427
Embarq Corp.	2,886	117,027
Harris Corp.	3,300	152,460
JDS Uniphase Corp.*	4,496	38,036
Juniper Networks, Inc.*	13,171	277,513

Motorola, Inc.	54,526	389,316
QUALCOMM, Inc.	39,071	1,678,881
Qwest Communications International, Inc.	29,770	96,157
Sprint Nextel Corp.	68,583	418,356
Tellabs, Inc.*	7,776	31,571
Verizon Communications, Inc.	67,676	2,171,723
Windstream Corp.	8,751	95,736
		13,638,981
TEXTILES & APPAREL — 0.4%
Cintas Corp.	2,555	73,354
Coach, Inc.*	8,277	207,256
Jones Apparel Group, Inc.	1,694	31,356
NIKE, Inc., Class B	9,423	630,399
Polo Ralph Lauren Corp.	1,128	75,170
V.F. Corp.	2,108	162,969
		1,180,504
TRANSPORTATION & RELATED SERVICES — 1.8%
Burlington Northern Santa Fe Corp.	6,736	622,608
C.H. Robinson Worldwide, Inc.	4,139	210,923
CSX Corp.	9,822	535,987
Expeditors International of Washington, Inc.	5,273	183,711
FedEx Corp.	7,466	590,113
Norfolk Southern Corp.	8,952	592,712
Ryder System, Inc.	1,125	69,750
Union Pacific Corp.	12,110	861,748
United Parcel Service, Inc., Class B	23,974	1,507,725
		5,175,277
WASTE MANAGEMENT — 0.2%
Allied Waste Industries, Inc.*	6,599	73,315
Waste Management, Inc.	11,800	371,582
		444,897
WHOLESALE DISTRIBUTOR — 0.1%
Fastenal Co.	3,200	158,048
Genuine Parts Co.	4,005	161,041
Grainger (W.W.), Inc.	1,272	110,626
		429,715

TOTAL COMMON STOCKS (Cost $254,220,679)		238,172,500

REAL ESTATE INVESTMENT TRUSTS — 1.1%
APARTMENTS — 0.2%
Apartment Investment & Management Co., Class A	1,872	65,557
AvalonBay Communities, Inc.	1,906	187,589
Equity Residential	6,592	292,751
		545,897
HEALTHCARE — 0.1%
HCP, Inc.	6,150	246,799

HOTELS & RESORTS — 0.0%
Host Hotels & Resorts, Inc.	12,818	170,351

INDUSTRIAL — 0.1%
Prologis	6,429	265,325

MIXED INDUSTRIAL/OFFICE — 0.1%
Vornado Realty Trust	3,344	304,137

OFFICE PROPERTY — 0.1%
Boston Properties, Inc.	2,942	275,548

PAPER & RELATED PRODUCTS — 0.1%
Plum Creek Timber Co.	4,147	206,769

REGIONAL MALLS — 0.2%
General Growth Properties, Inc.	5,233	79,018
Simon Property Group, Inc.	5,397	523,509
		602,527
STORAGE — 0.1%
Public Storage	3,016	298,614

STRIP CENTERS — 0.1%
Developers Diversified Realty Corp.	2,343	74,250
Kimco Realty Corp.	5,564	205,534
		279,784

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,199,771)		3,195,751

RIGHTS — 0.0%
Seagate Tax Refund Rights* (Cost $0)	4,100	328

	Par
	(000)
U. S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills
0.390%, 12/11/08^^	$223	222,708
1.580%, 12/11/08^^	60	59,921

TOTAL U.S. TREASURY OBLIGATIONS (Cost $282,259)		282,629

	Number of
	Shares
SHORT-TERM INVESTMENTS — 16.4%
BlackRock Liquidity Funds TempCash - Institutional Shares	11,909,632	11,909,632
PNC Bank Money Market Account	23,543,067	23,543,067
RBB Sansom Street Fund Money Market Portfolio	11,909,632	11,909,632

TOTAL SHORT-TERM INVESTMENTS (Cost $47,362,331)		47,362,331

	Par
	(000)
SECURITIES LENDING COLLATERAL— 0.0%
Institutional Money Market Trust
3.128%, 10/01/08
(Cost $73,212)	$73	73,212

TOTAL INVESTMENTS — 100.0% (Cost $305,138,252)		$289,086,751

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

^^ Market value held as collateral for the open futures contract.

(a) At September 30, 2008, the cost for Federal income tax purposes was $307,803,157.  Net unrealized depreciation was $18,716,406.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $46,765,920 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $65,482,326.

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$288,730,582
Level 2 — Other Significant Observable Inputs	356,169
Level 3 — Significant Unobservable Inputs	—
Total	$289,086,751

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (Unaudited)

MID CAP GROWTH FUND

	Number of
	Shares	Value†
COMMON STOCKS — 99.6%
BANKING — 1.7%
Northern Trust Corp.	17,950	$1,295,990

BROADCAST/MEDIA — 0.7%
Cablevision Systems Corp., Class A	23,000	578,680

BUILDING & REAL ESTATE — 1.7%
Pulte Homes, Inc.	47,630	665,391
Toll Brothers, Inc.*	25,750	649,672
		1,315,063
CHEMICALS — 3.7%
Airgas, Inc.	18,300	908,595
Ecolab, Inc.	12,150	589,518
Sigma-Aldrich Corp.	11,580	607,024
The Sherwin-Williams Co.	13,690	782,520
		2,887,657
COMPUTER SERVICES, SOFTWARE & SYSTEMS — 10.2%
Activision Blizzard, Inc.*	73,570	1,135,185
Baidu.com, Inc. ADR*	2,640	655,327
Concur Technologies, Inc.*	8,710	333,245
F5 Networks, Inc.*	43,730	1,022,407
Fiserv, Inc.*	26,430	1,250,668
McAfee, Inc.*	50,980	1,731,281
Omniture, Inc.*#	51,500	945,540
Salesforce.com, Inc.*	19,410	939,444
		8,013,097
CONSUMER PRODUCTS — 1.0%
The Clorox Co.	12,090	757,922

CONTAINERS — 1.8%
Pactiv Corp.*	33,190	824,108
Temple-Inland, Inc.	37,070	565,688
		1,389,796
COSMETICS & TOILETRIES — 2.2%
Alberto-Culver Co.	27,200	740,928
The Estee Lauder Cos., Inc., Class A	20,100	1,003,191
		1,744,119
ELECTRONIC COMPONENTS & SEMICONDUCTORS — 9.8%
Altera Corp.	69,650	1,440,362
Ametek, Inc.	23,555	960,337
Broadcom Corp., Class A*	47,020	875,983
Cavium Networks, Inc.*	33,280	468,582
Lam Research Corp.*	27,020	850,860
PMC-Sierra, Inc.*	141,850	1,052,527
SunPower Corp., Class A*	15,880	1,126,368
Varian Semiconductor Equipment Associates, Inc.*	36,582	918,940
		7,693,959
ENERGY RESOURCES & SERVICES — 3.8%
Alpha Natural Resources, Inc.*	7,530	387,268
Consol Energy, Inc.	15,180	696,610
Covanta Holding Corp.*	29,290	701,203
PPL Corp.	22,780	843,316
Walter Industries, Inc.	7,300	346,385
		2,974,782

ENGINEERING & CONSTRUCTION — 1.3%
Fluor Corp.	18,180	1,012,626

ENTERTAINMENT & LEISURE — 2.7%
Harley-Davidson, Inc.	25,140	937,722
WMS Industries, Inc.*	39,265	1,200,331
		2,138,053
FINANCE — 4.1%
Hudson City Bancorp, Inc.	62,390	1,151,095
Lazard Ltd.	11,450	489,602
T. Rowe Price Group, Inc.#	28,640	1,538,254
		3,178,951
FOOD & BEVERAGES — 0.9%
McCormick & Co., Inc.	17,670	679,411

HEALTH CARE PRODUCTS — 3.9%
Beckman Coulter, Inc.	7,540	535,264
DENTSPLY International, Inc.	19,190	720,393
Henry Schein, Inc.*	14,130	760,759
Intuitive Surgical, Inc.*	4,460	1,074,771
		3,091,187
HEALTH CARE SERVICES — 1.4%
Covance, Inc.*	12,690	1,121,923

HOTELS & RESORTS — 2.0%
MGM Mirage*	15,960	454,860
Wynn Resorts Ltd.	13,730	1,120,917
		1,575,777
INSURANCE — 1.4%
AON Corp.	24,220	1,088,931

MACHINERY & HEAVY EQUIPMENT — 2.9%
AGCO Corp.*	13,600	579,496
Cummins, Inc.	22,380	978,454
Flowserve Corp.	7,670	680,866
		2,238,816
MANUFACTURING — 1.6%
ESCO Technologies, Inc.*	3,880	186,900
Pentair, Inc.	9,620	332,563
SPX Corp.	9,310	716,870
		1,236,333
OIL & GAS — 8.8%
Cameron International Corp.*	27,550	1,061,777
Continental Resources, Inc.*	14,500	568,835
Diamond Offshore Drilling, Inc.	7,170	738,940
Dresser-Rand Group, Inc.*	21,870	688,249
Questar Corp.	12,630	516,820
Range Resources Corp.	17,385	745,295
Smith International, Inc.	19,500	1,143,480
Southwestern Energy Co.*	25,690	784,573
Sunoco, Inc.	18,250	649,335
		6,897,304
PHARMACEUTICALS — 8.1%
Alexion Pharmaceuticals, Inc.*	20,360	800,148
Allergan, Inc.	13,480	694,220
Charles River Laboratories International, Inc.*	12,840	713,005
Express Scripts, Inc.*	26,200	1,934,084
Illumina, Inc.*	22,700	920,031
Myriad Genetics, Inc.*	6,570	426,262

United Therapeutics Corp.*	8,110	852,929
		6,340,679
RETAIL — 8.1%
Big Lots, Inc.*	18,630	518,473
GameStop Corp., Class A*	18,080	618,517
Guess?, Inc.	37,670	1,310,539
Kohl’s Corp.*	32,290	1,487,923
Lululemon Athletica, Inc.*	19,260	443,558
Staples, Inc.	43,810	985,725
Urban Outfitters, Inc.*	30,810	981,915
		6,346,650
SERVICES - COMMERCIAL — 5.7%
Apollo Group, Inc., Class A*	5,600	332,080
FTI Consulting, Inc.*	18,380	1,327,771
Quanta Services, Inc.*	34,930	943,459
Robert Half International, Inc.	32,750	810,562
VistaPrint Ltd.*	31,120	1,021,981
		4,435,853
TELECOMMUNICATIONS — 5.0%
Atheros Communications, Inc.*	46,810	1,103,780
Juniper Networks, Inc.*	64,000	1,348,480
NII Holdings, Inc.*	23,510	891,499
Polycom, Inc.*	24,330	562,753
		3,906,512
TEXTILES & APPAREL — 1.5%
Deckers Outdoor Corp.*	6,500	676,520
The Warnaco Group, Inc.*	10,930	495,020
		1,171,540
TRANSPORTATION & RELATED SERVICES — 1.6%
J.B. Hunt Transport Services, Inc.	20,110	671,071
Kansas City Southern*	12,980	575,793
		1,246,864
WASTE MANAGEMENT — 2.0%
Clean Harbors, Inc.*	9,830	664,016
Stericycle, Inc.*	16,060	946,095
		1,610,111
TOTAL COMMON STOCKS (Cost $83,798,637)		77,968,586

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds TempCash - Institutional Shares (Cost $249,409)	249,409	249,409

	Par
	(000)
SECURITIES LENDING COLLATERAL— 0.1%
Institutional Money Market Trust
3.128%, 10/01/08 (Cost $40,899)	$41	40,899

TOTAL INVESTMENTS — 100.0% (Cost $84,088,945)(a)		$78,258,894

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt.

(a) At September 30, 2008, the cost for Federal income tax purposes was $84,465,494.  Net unrealized depreciation was $6,206,600.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $3,929,485 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $10,136,085.

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$78,217,995
Level 2 — Other Significant Observable Inputs	40,899
Level 3 — Significant Unobservable Inputs	—
Total	$78,258,894

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (Unaudited)

MID CAP VALUE FUND

	Number of
	Shares	Value†
COMMON STOCKS — 93.9%
AEROSPACE & DEFENSE — 3.0%
Empresa Brasileira de Aeronautic S.A. ADR	45,300	1,223,553
L-3 Communications Holdings, Inc.	13,400	1,317,488
		2,541,041
AUTOMOBILES & RELATED — 1.2%
WABCO Holdings, Inc.	29,000	1,030,660

BANKING — 3.3%
First Horizon National Corp.	64,000	608,000
KeyCorp	53,900	643,566
National City Corp.#	188,100	329,175
Zions Bancorporation#	32,000	1,238,400
		2,819,141
BROADCAST/MEDIA — 1.6%
The McGraw-Hill Cos., Inc.	43,800	1,384,518

BUILDING & REAL ESTATE — 2.4%
NVR, Inc.*	3,600	2,059,200

COMPUTERS & OFFICE EQUIPMENT — 3.1%
Affiliated Computer Services, Inc., Class A*	41,500	2,101,145
Cadence Design Systems, Inc.*	75,500	510,380
		2,611,525
CONSUMER PRODUCTS — 1.4%
Whirlpool Corp.	14,700	1,165,563

ELECTRONIC COMPONENTS & SEMICONDUCTORS — 2.6%
Avnet, Inc.*	48,100	1,184,703
International Rectifier Corp.*	52,700	1,002,354
		2,187,057
ENERGY RESOURCES & SERVICES — 8.7%
DPL, Inc.	47,100	1,168,080
Dynegy, Inc., Class A*	194,300	695,594
Entergy Corp.	9,600	854,496
FirstEnergy Corp.	30,500	2,043,195
NRG Energy, Inc.*	46,100	1,140,975
PPL Corp.	39,800	1,473,396
		7,375,736
ENGINEERING & CONSTRUCTION — 2.2%
Chicago Bridge & Iron Co. NV	58,500	1,125,540
McDermott International, Inc.*	29,300	748,615
		1,874,155
ENTERTAINMENT & LEISURE — 0.6%
Harley-Davidson, Inc.	13,600	507,280

FINANCE — 7.3%
Invesco Ltd.	86,300	1,810,574
Jefferies Group, Inc.	82,500	1,805,100
Legg Mason, Inc.	14,800	563,288
Moody’s Corp.	28,500	969,000
Morgan Stanley	45,900	1,055,700
		6,203,662

FOOD & BEVERAGES — 5.5%
ConAgra Foods, Inc.	81,400	1,584,044
Constellation Brands, Inc., Class A*	87,900	1,886,334
Dr. Pepper Snapple Group, Inc.*	22,300	590,504
Smithfield Foods, Inc.*	38,100	605,028
		4,665,910
HEALTH CARE PRODUCTS — 1.9%
Covidien Ltd.	29,500	1,585,920

HEALTH CARE SERVICES — 4.5%
Aetna, Inc.	35,900	1,296,349
CIGNA Corp.	34,900	1,185,902
Coventry Health Care, Inc.*	41,550	1,352,453
		3,834,704
INSURANCE — 4.5%
Assurant, Inc.	32,100	1,765,500
StanCorp Financial Group, Inc.	30,700	1,596,400
W.R. Berkley Corp.	20,600	485,130
		3,847,030
MACHINERY & HEAVY EQUIPMENT — 1.6%
Terex Corp.*	45,300	1,382,556

MANUFACTURING — 1.4%
Eaton Corp.	21,100	1,185,398

METAL FABRICATE/HARDWARE — 0.5%
Sterlite Industries (India) Ltd. ADR#	50,300	453,203

METALS & MINING — 4.6%
Cleveland-Cliffs, Inc.	11,400	603,516
Freeport-McMoRan Copper & Gold, Inc.	20,600	1,171,110
Teck Cominco Ltd., Class B	44,400	1,292,928
United States Steel Corp.	10,600	822,666
		3,890,220
OIL & GAS — 12.7%
Apache Corp.	9,100	948,948
Denbury Resources, Inc.*	59,900	1,140,496
National-Oilwell Varco, Inc.*	12,800	642,944
Noble Corp.	19,800	869,220
Noble Energy, Inc.	13,500	750,465
Oceaneering International, Inc.*	16,300	869,116
Southwestern Energy Co.*	45,400	1,386,516
Talisman Energy, Inc.	112,395	1,598,257
Whiting Petroleum Corp.*	21,500	1,532,090
XTO Energy, Inc.	22,802	1,060,749
		10,798,801
PHARMACEUTICALS — 4.7%
NBTY, Inc.*	70,800	2,090,016
Shire Plc ADR	40,200	1,919,550
		4,009,566
RESTAURANTS — 2.2%
Brinker International, Inc.	37,600	672,664
Darden Restaurants, Inc.	40,000	1,145,200
		1,817,864
RETAIL — 3.6%
J.C. Penney Co., Inc.	46,200	1,540,308
Macy’s, Inc.	82,900	1,490,542
		3,030,850
SERVICES - COMMERCIAL — 1.2%
Lender Processing Services, Inc.	33,050	1,008,686

TELECOMMUNICATIONS — 3.1%
Anixter International, Inc.*	30,200	1,797,202
Arris Group, Inc.*	102,200	790,006
		2,587,208
TRANSPORTATION & RELATED SERVICES — 3.4%
Eagle Bulk Shipping, Inc.	64,900	904,706
Ship Finance International Ltd.#	23,697	510,907
Tidewater, Inc.	25,700	1,422,752
		2,838,365
WHOLESALE DISTRIBUTOR — 1.1%
Ingram Micro, Inc., Class A*	59,900	962,593

TOTAL COMMON STOCKS (Cost $94,899,429)		79,658,412

REAL ESTATE INVESTMENT TRUSTS — 3.5%
BUILDING & REAL ESTATE — 1.6%
Annaly Capital Management, Inc.	103,300	1,389,385

MIXED INDUSTRIAL/OFFICE — 0.6%
Vornado Realty Trust	5,100	463,845

STRIP CENTERS — 1.3%
Developers Diversified Realty Corp.	36,000	1,140,840

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,767,386)		2,994,070

SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity Funds FedFund - Institutional Shares	598,997	598,997
BlackRock Liquidity Funds TempFund - Institutional Shares	598,997	598,997

TOTAL SHORT-TERM INVESTMENTS (Cost $1,197,994)		1,197,994

	Par
	(000)
SECURITIES LENDING COLLATERAL— 1.2%
Institutional Money Market Trust
3.128%, 10/01/08 (Cost $992,911)	$993	992,911

TOTAL INVESTMENTS — 100.0% (Cost $100,857,720)(a)		$84,843,387

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

Plc - Public Limited Company

(a) At September 30, 2008, the cost for Federal income tax purposes was $101,612,771.  Net unrealized depreciation was $16,769,384.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $3,073,815 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $19,843,199.

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$83,850,476
Level 2 — Other Significant Observable Inputs	992,911
Level 3 — Significant Unobservable Inputs	—
Total	$84,843,387

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (Unaudited)

MID CORE VALUE FUND

	Number of
	Shares	Value†
COMMON STOCKS — 95.0%
ADVERTISING — 2.4%
Interpublic Group of Cos., Inc.*	119,200	$923,800

AGRICULTURAL PRODUCTS — 0.6%
Archer-Daniels-Midland Co.	10,200	223,482

AUTOMOBILES & RELATED — 2.1%
ArvinMeritor, Inc.	22,400	292,096
The Goodyear Tire & Rubber Co.*	34,300	525,133
		817,229
BANKING — 4.8%
Comerica, Inc.	14,600	478,734
Fifth Third Bancorp	29,300	348,670
M&T Bank Corp.	6,000	535,500
Zions Bancorporation#	13,300	514,710
		1,877,614
BROADCAST/MEDIA — 0.7%
Gannett Co., Inc.	11,400	192,774
Idearc, Inc.	47,300	59,125
		251,899
BUILDING PRODUCTS & SUPPLIES — 0.7%
Owens Corning, Inc.*	12,000	286,920

CAPITAL MARKETS — 1.1%
PartnerRe Ltd.	6,300	428,967

CHEMICALS — 2.6%
Eastman Chemical Co.	12,400	682,744
Valspar Corp.	15,200	338,808
		1,021,552
COMPUTER SERVICES, SOFTWARE & SYSTEMS — 3.4%
McAfee, Inc.*	28,000	950,880
Sybase, Inc.*	12,690	388,568
		1,339,448
CONTAINERS — 4.4%
Ball Corp.	19,000	750,310
Pactiv Corp.*	39,400	978,302
		1,728,612
ELECTRONIC COMPONENTS & SEMICONDUCTORS — 1.5%
Hubbell, Inc., Class B	10,200	357,510
Marvell Technology Group Ltd.*	23,900	222,270
		579,780
ENGINEERING & CONSTRUCTION — 0.8%
KBR, Inc.	21,523	328,656

FINANCE — 0.5%
Sovereign Bancorp, Inc.	50,200	198,290

FOOD & BEVERAGES — 5.2%
Coca-Cola Enterprises, Inc.#	42,600	714,402
Dean Foods Co.*	24,700	576,992
Smithfield Foods, Inc.*	33,200	527,216
Tyson Foods, Inc., Class A	15,800	188,652
		2,007,262

HEALTH CARE PRODUCTS — 1.8%
Covidien Ltd.	13,000	698,880

HEALTH CARE SERVICES — 1.2%
HealthSouth Corp.*	26,200	482,866

INSURANCE — 2.2%
ACE Ltd.	12,800	692,864
Conseco, Inc.*	49,800	175,296
		868,160
MACHINERY & HEAVY EQUIPMENT — 3.1%
Cummins, Inc.	9,300	406,596
Snap-On, Inc.	14,800	779,368
		1,185,964
MANUFACTURING — 0.8%
Pentair, Inc.	3,700	127,909
Textron, Inc.	6,000	175,680
		303,589
METAL FABRICATE/HARDWARE — 2.0%
Timken Co.	27,100	768,285

OIL & GAS — 6.6%
EOG Resources, Inc.	7,200	644,112
Halliburton Co.	20,481	663,380
Range Resources Corp.	12,400	531,588
Southwest Gas Corp.	7,500	226,950
Transocean, Inc.*	4,627	508,230
		2,574,260
PAPER & RELATED PRODUCTS — 1.0%
MeadWestvaco Corp.	16,700	389,277

PHARMACEUTICALS — 5.1%
King Pharmaceuticals, Inc.*	96,100	920,638
Mylan, Inc.*#	91,500	1,044,930
		1,965,568
RESTAURANTS — 1.5%
Brinker International, Inc.	32,650	584,108

RETAIL — 6.5%
Foot Locker, Inc.	25,500	412,080
Macy’s, Inc.	23,800	427,924
OfficeMax, Inc.	46,600	414,274
Safeway, Inc.	23,700	562,164
The Kroger Co.	26,100	717,228
		2,533,670
SERVICES - COMMERCIAL — 3.5%
Arbitron, Inc.	12,900	576,501
Donnelley (R.R.) & Sons Co.	32,052	786,236
		1,362,737
TELECOMMUNICATIONS — 14.4%
ADC Telecommunications, Inc.*	52,800	446,160
CenturyTel, Inc.	24,400	894,260
Embarq Corp.	27,300	1,107,015
JDS Uniphase Corp.*	89,475	756,958
Qwest Communications International, Inc.#	298,600	964,478
Tellabs, Inc.*	113,900	462,434
Windstream Corp.	88,400	967,096
		5,598,401

UTILITIES — 10.0%
Ameren Corp.	27,200	1,061,616
CMS Energy Corp.	74,800	932,756
NiSource, Inc.	53,000	782,280
Northeast Utilities, Inc.	43,800	1,123,470
		3,900,122
WASTE MANAGEMENT — 1.5%
Allied Waste Industries, Inc.*	53,900	598,829

WHOLESALE DISTRIBUTOR — 3.0%
Genuine Parts Co.	18,400	739,864
Grainger (W.W.), Inc.	5,000	434,850
		1,174,714

TOTAL COMMON STOCKS (Cost $45,099,071)		37,002,941

SHORT-TERM INVESTMENTS — 3.4%
BlackRock Liquidity Funds TempCash - Institutional Shares	658,343	658,343
BlackRock Liquidity Funds TempFund - Institutional Shares	658,342	658,342

TOTAL SHORT-TERM INVESTMENTS (Cost $1,316,685)		1,316,685

	Par
	(000)
SECURITIES LENDING COLLATERAL— 1.6%
Institutional Money Market Trust
3.128%, 10/01/08 (Cost $634,772)	$635	634,772

TOTAL INVESTMENTS — 100.0% (Cost $47,050,528)(a)		$38,954,398

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

(a) At September 30, 2008, the cost for Federal income tax purposes was $47,307,594.  Net unrealized depreciation was $8,353,196.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,604,190 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $9,957,386.

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007.  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  The Fund has adopted the SFAS 157 as of January 1, 2008.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•    Level 1 - quoted prices in active markets for identical securities

•             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$38,319,626
Level 2 — Other Significant Observable Inputs	634,772
Level 3 — Significant Unobservable Inputs	—
Total	$38,954,398

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS  — SEPTEMBER 30, 2008 (Unaudited)

SMALL CAP GROWTH FUND

	Number of
	Shares	Value†
COMMON STOCKS — 97.7%
AEROSPACE & DEFENSE — 1.2%
Orbital Sciences Corp.*	33,900	$812,583

AIRLINES — 1.5%
AirTran Holdings, Inc.*	139,200	338,256
Copa Holdings S.A., Class A	20,900	679,250
		1,017,506
AUTOMOBILES & RELATED — 0.8%
Titan International, Inc.#	24,200	515,944

CHEMICALS — 1.2%
Intrepid Potash, Inc.*	26,000	783,640

COMPUTER SERVICES, SOFTWARE & SYSTEMS — 11.8%
Ariba, Inc.*	36,800	519,984
Commvault Systems, Inc.*	39,941	481,289
InnerWorkings, Inc.*	154,600	1,714,514
Omniture, Inc.*	49,400	906,984
Phase Forward, Inc.*	46,100	963,951
Sapient Corp.*	134,700	1,000,821
Taleo Corp., Class A*	40,800	811,512
The Ultimate Software Group, Inc.*	23,700	639,900
Wind River Systems, Inc.*	80,000	800,000
		7,838,955
COMPUTERS & OFFICE EQUIPMENT — 2.7%
BluePhoenix Solutions Ltd.*	125,900	443,168
CACI International, Inc., Class A*	11,100	556,110
Syntel, Inc.	31,000	759,500
		1,758,778
ELECTRONIC COMPONENTS & SEMICONDUCTORS — 2.8%
NetLogic Microsystems, Inc.*#	58,800	1,778,112
Verigy Ltd.*	3,227	52,536
		1,830,648
ENERGY RESOURCES & SERVICES — 0.8%
EnerNOC, Inc.*	51,900	536,646

ENTERTAINMENT & LEISURE — 3.6%
Life Time Fitness, Inc.*	26,000	813,020
Pinnacle Entertainment, Inc.*	206,900	1,564,164
		2,377,184
FINANCE — 2.9%
FCStone Group, Inc.*	36,500	656,635
Greenhill & Co., Inc.	2,100	154,875
Nelnet, Inc., Class A	80,668	1,145,486
		1,956,996
FOOD & BEVERAGES — 2.0%
Green Mountain Coffee Roasters, Inc.*	21,300	837,942
SunOpta, Inc.*	78,734	485,001
		1,322,943
HEALTH CARE PRODUCTS — 3.8%
ev3, Inc.*	79,044	793,602
Hansen Medical, Inc.*	35,900	482,496

Immucor, Inc.*	22,100	706,316
Masimo Corp.*	14,000	520,800
		2,503,214
HEALTH CARE SERVICES — 2.8%
IPC The Hospitalist Co., Inc.*	44,719	1,149,278
Psychiatric Solutions, Inc.*	18,400	698,280
		1,847,558
METAL FABRICATE/HARDWARE — 0.7%
Dynamic Materials Corp.	20,900	485,089

OIL & GAS — 16.5%
Carrizo Oil & Gas, Inc.*	33,666	1,221,066
Comstock Resources, Inc.*	25,600	1,281,280
EXCO Resources, Inc.*	53,285	869,611
GMX Resources, Inc.*	26,700	1,276,260
Goodrich Petroleum Corp.*	21,600	941,544
Petrohawk Energy Corp.*	105,600	2,284,128
PetroQuest Energy, Inc.*	91,000	1,396,850
Quicksilver Resources, Inc.*	83,900	1,646,957
		10,917,696
PHARMACEUTICALS — 15.3%
BioMarin Pharmaceutical, Inc.*	79,600	2,108,604
Cardiome Pharma Corp.*	185,900	1,412,840
Cubist Pharmaceuticals, Inc.*	31,000	689,130
DURECT Corp.*	291,310	1,631,336
Halozyme Therapeutics, Inc.*	86,870	637,626
Indevus Pharmaceuticals, Inc.*	184,944	619,562
POZEN, Inc.*	141,500	1,487,165
Sepracor, Inc.*	37,400	684,794
United Therapeutics Corp.*	8,100	851,877
		10,122,934
RESTAURANTS — 2.1%
BJ’s Restaurants, Inc.*	58,173	694,586
Texas Roadhouse, Inc., Class A*	74,600	670,654
		1,365,240
SERVICES - COMMERCIAL — 13.8%
Administaff, Inc.	21,100	574,342
Aegean Marine Petroleum Network, Inc.	93,062	2,079,936
AerCap Holdings N.V.*	115,961	1,230,346
American Public Education, Inc.*	10,900	526,252
FTI Consulting, Inc.*	6,800	491,232
Huron Consulting Group, Inc.*	26,500	1,509,970
K12, Inc.*	18,450	488,925
MPS Group, Inc.*	29,469	297,047
VistaPrint Ltd.*	58,831	1,932,010
		9,130,060
TELECOMMUNICATIONS — 3.6%
Atheros Communications, Inc.*	45,200	1,065,816
Starent Networks Corp.*	54,700	707,818
Switch & Data Facilities Co., Inc.*	46,600	580,170
		2,353,804
TEXTILES & APPAREL — 2.3%
Under Armour, Inc., Class A*	21,700	689,192
Volcom, Inc.*#	50,200	867,456
		1,556,648
TRANSPORTATION & RELATED SERVICES — 4.2%
Celadon Group, Inc.*	44,159	506,504
Knight Transportation, Inc.	50,300	853,591
Old Dominion Freight Line, Inc.*	30,000	850,200
Vitran Corp., Inc.*	40,870	550,519
		2,760,814

WHOLESALE DISTRIBUTOR — 1.3%
LKQ Corp.*	49,800	845,106

TOTAL COMMON STOCKS (Cost $72,597,286)		64,639,986

SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity Funds TempCash - Institutional Shares	380,136	380,136
BlackRock Liquidity Funds TempFund - Institutional Shares	380,135	380,135

TOTAL SHORT-TERM INVESTMENTS (Cost $760,271)		760,271

	Par
	(000)
SECURITIES LENDING COLLATERAL— 1.1%
Institutional Money Market Trust
3.128%, 10/01/08 (Cost $730,266)	$730	730,266

TOTAL INVESTMENTS — 100.0% (Cost $74,087,823)(a)		$66,130,523

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

(a) At September 30, 2008, the cost for Federal income tax purposes was $74,143,774.  Net unrealized depreciation was $8,013,251.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,048,333 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $9,061,584.

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adapted the SFAS 157 as of January 1, 2008. the three levels of the fair value hierarchy under SFAS 157 are described below:

•             Level 1 - quoted prices in active markets for identical securities

•             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$65,400,257
Level 2 — Other Significant Observable Inputs	730,266
Level 3 — Significant Unobservable Inputs	—
Total	$66,130,523

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (Unaudited)

SMALL CAP VALUE FUND

	Number of
	Shares	Value†
COMMON STOCKS — 85.5%
AEROSPACE & DEFENSE — 0.3%
AAR Corp.*	28,954	$480,347

AIRLINES — 0.6%
Airtran Holdings, Inc.*	368,627	895,764

AUTOMOBILES & RELATED — 1.4%
Commercial Vehicle Group, Inc.*	50,425	358,522
Tenneco, Inc.*	70,839	753,019
Wabash National Corp.	108,051	1,021,082
		2,132,623
BANKING — 12.5%
Bancorp, Inc.*	30,266	151,330
Bank of Hawaii Corp.	6,961	372,065
Bank of the Ozarks, Inc.	37,364	1,008,828
Boston Private Financial Holdings, Inc.	32,696	285,763
Bridge Capital Holdings*	13,076	140,959
Cardinal Financial Corp.	14,253	115,164
City Holding Co.	1,440	60,840
CoBiz Financial, Inc.	60,879	731,157
East West Bancorp, Inc.	23,353	319,936
F.N.B. Corp.	68,230	1,090,315
First Community Bancorp	16,418	469,391
First Financial Bankshares, Inc.#	33,832	1,755,204
Glacier Bancorp, Inc.	67,826	1,680,050
Hancock Holding Co.	23,689	1,208,139
Home Bancshares, Inc.	9,537	246,722
IBERIABANK Corp.	13,573	717,333
Pinnacle Financial Partners, Inc.*	16,817	517,964
Preferred Bank	10,882	121,987
Prosperity Bancshares, Inc.	43,741	1,486,757
SCBT Financial Corp.	7,347	276,247
Seacoast Banking Corp. of Florida	35,597	381,956
Signature Bank*	59,501	2,075,395
Southcoast Financial Corp.*	21,255	150,698
Sterling Bancorp	19,777	285,975
Sterling Bancshares, Inc.	34,972	365,457
Sterling Financial Corp.	24,569	356,251
Summit State Bank	14,292	83,322
Texas Capital Bancshares, Inc.*	37,353	775,448
The Colonial BancGroup, Inc.	58,250	457,845
The South Financial Group, Inc.	32,239	236,312
Trico Bancshares	14,899	320,775
UMB Financial Corp.	11,976	628,980
United Community Banks, Inc.#	21,684	287,534
		19,162,099
BROADCAST/MEDIA — 0.3%
Factset Research Systems, Inc.	8,786	459,069

BUILDING & REAL ESTATE — 1.5%
M.D.C. Holdings, Inc.	9,659	353,423
The Ryland Group, Inc.	70,791	1,877,377
		2,230,800

BUILDING PRODUCTS & SUPPLIES — 1.8%
Comfort Systems USA, Inc.	127,197	1,699,352
Universal Forest Products, Inc.	31,197	1,089,087
		2,788,439
CHEMICALS — 3.3%
H.B. Fuller Co.	68,452	1,428,593
KMG Chemicals, Inc.	51,089	356,601
Minerals Technologies, Inc.	32,222	1,912,698
PolyOne Corp.*	214,792	1,385,408
		6,647,497
COMPUTER SERVICES, SOFTWARE & SYSTEMS — 4.1%
Ariba, Inc.*	35,267	498,323
Avid Technology, Inc.*	61,839	1,487,846
JDA Software Group, Inc.*	42,014	639,033
Lawson Software, Inc.*	182,068	1,274,476
Monotype Imaging Holdings, Inc.*	40,516	450,943
Parametric Technology Corp.*	25,915	476,836
Progress Software Corp.*	23,664	615,027
Sybase, Inc.*	12,582	385,261
Taleo Corp., Class A*	23,368	464,790
		6,292,535
COMPUTERS & OFFICE EQUIPMENT — 1.6%
Electronics for Imaging, Inc.*	99,733	1,389,281
Micros Systems, Inc.*	850	22,661
MTS Systems Corp.	24,370	1,025,977
		2,437,919
CONSUMER PRODUCTS — 0.5%
Ethan Allen Interiors, Inc.	7,658	214,577
Jarden Corp.*	3,028	71,007
Prestige Brands Holdings, Inc.*	56,486	501,596
		787,180
COSMETICS & TOILETRIES — 1.1%
Elizabeth Arden, Inc.*	83,997	1,648,861

DIVERSIFIED OPERATIONS — 0.4%
Compass Diversified Holdings	41,552	579,235

ELECTRONIC COMPONENTS & SEMICONDUCTORS — 3.1%
Atmel Corp.*	190,948	647,314
Belden, Inc.	26,725	850,122
Cirrus Logic, Inc.*	78,234	426,375
Emulex Corp.*	79,611	849,449
FormFactor, Inc.*	30,133	524,917
ON Semiconductor Corp.*	122,385	827,323
Semtech Corp.*	48,083	671,239
		4,796,739
ENERGY RESOURCES & SERVICES — 5.6%
Cleco Corp.	67,238	1,697,760
CMS Energy Corp.	37,961	473,374
El Paso Electric Co.*	136,039	2,856,819
MGE Energy, Inc.	15,738	559,486
Sierra Pacific Resources	66,728	639,254
The Empire District Electric Co.	39,304	839,140
Unisource Energy Corp.	8,081	235,884
Westar Energy, Inc.	58,478	1,347,333
		8,649,050
ENTERTAINMENT & LEISURE — 0.1%
Isle of Capri Casinos, Inc.*	18,678	168,476

FINANCE — 4.5%
Apollo Investment Corp.#	26,278	448,040
Ares Capital Corp.	21,291	222,065
Berkshire Hills Bancorp, Inc.	13,762	440,384
BGC Partners, Inc., Class A	43,274	185,645
Brookline Bancorp, Inc.	77,126	986,442
Financial Federal Corp.	56,372	1,292,046
Gladstone Capital Corp.	28,366	432,298
Highland Distressed Opportunities, Inc.	52,273	155,251
KBW, Inc.*#	20,009	659,096
Knight Capital Group, Inc., Class A*	43,056	639,812
NewAlliance Bancshares, Inc.	53,314	801,309
PennantPark Investment Corp.	54,363	402,830
WSFS Financial Corp.	3,825	229,500
		6,894,718
FOOD & BEVERAGES — 1.3%
Nash Finch Co.	9,277	400,024
Sensient Technologies Corp.	55,606	1,564,197
		1,964,221
HEALTH CARE PRODUCTS — 4.5%
American Medical Systems Holdings, Inc.*	72,888	1,294,491
Cardiac Science Corp.*	113,279	1,173,570
Edwards Lifesciences Corp.*	13,859	800,496
Hill-Rom Holdings, Inc.	20,262	614,141
Orthofix International NV*	16,410	305,718
PSS World Medical, Inc.*	50,690	988,455
Symmetry Medical, Inc.*	96,916	1,798,761
		6,975,632
HEALTH CARE SERVICES — 0.3%
Healthways, Inc.*	24,664	397,830

INSURANCE — 6.6%
AMBAC Financial Group, Inc.	101,718	237,003
American Equity Investment Life Holding Co.	155,257	1,164,428
Aspen Insurance Holdings Ltd.	45,021	1,238,078
Assured Guaranty Ltd.	9,294	151,120
Donegal Group, Inc., Class A	31,430	569,826
Max Capital Group Ltd.	72,544	1,685,197
Meadowbrook Insurance Group, Inc.	200,639	1,416,511
ProAssurance Corp.*	38,418	2,151,408
RLI Corp.	15,973	991,764
The Navigators Group, Inc.*	8,915	517,070
		10,122,405
MACHINERY & HEAVY EQUIPMENT — 2.7%
Applied Industrial Technologies, Inc.	66,495	1,790,710
Franklin Electric Co., Inc.	19,820	882,981
Tennant Co.	44,848	1,536,492
		4,210,183
MANUFACTURING — 0.9%
Actuant Corp., Class A	52,349	1,321,289

METAL FABRICATE/HARDWARE — 0.7%
Mueller Industries, Inc.	44,196	1,016,950

METALS & MINING — 1.3%
Kaiser Aluminum Corp.	39,619	1,701,636
Olympic Steel, Inc.	9,673	285,257
		1,986,893

OIL & GAS — 4.3%
Approach Resources, Inc.*	34,601	500,330
Core Laboratories NV	7,310	740,649
Dril-Quip, Inc.*	28,900	1,253,971
NGAS Resources, Inc.*	21,649	102,833
Parallel Petroleum Corp.*	81,101	763,971
Petroleum Development Corp.*	35,008	1,553,305
Rex Energy Corp.*	49,105	773,895
South Jersey Industries, Inc.	2,274	81,182
Southern Union Co.	0	8
Southwest Gas Corp.	29,913	905,167
		6,675,311
PAPER & RELATED PRODUCTS — 0.2%
Caraustar Industries, Inc.*	158,483	237,725

PHARMACEUTICALS — 0.3%
Medarex, Inc.*	79,323	513,220

RESTAURANTS — 1.2%
California Pizza Kitchen, Inc.*	57,608	741,415
CEC Entertainment, Inc.*	13,480	447,536
The Cheesecake Factory*	43,606	637,520
		1,826,471
RETAIL — 4.7%
Aeropostale, Inc.*	34,114	1,095,401
Asbury Automotive Group, Inc.	92,743	1,068,399
Big Lots, Inc.*	52,961	1,473,905
Cache, Inc.*	67,151	461,327
Casey’s General Stores, Inc.	34,878	1,052,269
Gymboree Corp.*	19,616	696,368
Pacific Sunwear of California, Inc.*	151,737	1,021,190
Pier 1 Imports, Inc.*	70,146	289,703
		7,158,562
SERVICES - COMMERCIAL — 4.1%
Aaron Rents, Inc.	52,541	1,422,285
Aegean Marine Petroleum Network, Inc.	16,170	361,400
Convergys Corp.*	1,884	27,846
Hillenbrand, Inc.	7,760	156,442
Interactive Data Corp.	33,289	839,549
Monster Worldwide, Inc.*	21,672	323,130
On Assignment, Inc.*	51,903	408,996
Resources Connection, Inc.*	30,154	679,370
RSC Holdings, Inc.*#	142,423	1,617,925
Stewart Enterprises, Inc., Class A	50,570	397,480
		6,234,423
TELECOMMUNICATIONS — 4.2%
ADC Telecommunications, Inc.*	69,860	590,317
Alaska Communications Systems Group, Inc.	33,198	406,012
Anixter International, Inc.*	19,975	1,188,712
Plantronics, Inc.	53,771	1,210,923
Polycom, Inc.*	18,672	431,883
Premiere Global Services, Inc.*	40,522	569,739
RCN Corp.*	48,459	594,107
Syniverse Holdings, Inc.*	49,558	823,158
Tekelec*	45,691	639,217
		6,454,068
TEXTILES & APPAREL — 1.2%
G&K Services, Inc., Class A	37,681	1,245,357
K-Swiss, Inc., Class A	31,660	550,884
		1,796,241

TRANSPORTATION & RELATED SERVICES — 0.9%
Forward Air Corp.	9,514	259,066
Heartland Express, Inc.	75,519	1,172,055
		1,431,121
WASTE MANAGEMENT — 1.2%
EnergySolutions, Inc.	35,830	358,300
Waste Connections, Inc.*	44,496	1,526,213
		1,884,513
WHOLESALE DISTRIBUTOR — 2.2%
Fossil, Inc.*	39,074	1,103,059
School Specialty, Inc.*	21,847	681,408
Watsco, Inc.	32,169	1,617,457
		3,401,924

TOTAL COMMON STOCKS (Cost $144,580,396)		131,096,136

EXCHANGE TRADED FUNDS — 1.2%
iShares Russell 2000 Value Index Fund	24,101	1,620,551
SPDR KBW Regional Banking ETF	6,700	241,066

TOTAL EXCHANGE TRADED FUNDS (Cost $1,892,113)		1,861,617

REAL ESTATE INVESTMENT TRUSTS — 9.3%
APARTMENTS — 1.4%
American Campus Communities, Inc.	62,877	2,130,273

BUILDING & REAL ESTATE — 1.7%
MFA Mortgage Investments, Inc.	155,302	1,009,463
National Retail Properties, Inc.	65,283	1,563,528
		2,572,991
HEALTHCARE — 1.3%
Cogdell Spencer, Inc.	28,024	449,505
Omega Healthcare Investors, Inc.	82,629	1,624,486
		2,073,991
MIXED INDUSTRIAL/OFFICE — 1.3%
Digital Realty Trust, Inc.	42,881	2,026,127

OFFICE PROPERTY — 2.3%
BioMed Realty Trust, Inc.	62,796	1,660,954
Parkway Properties, Inc.	47,982	1,816,599
		3,477,553
STORAGE — 0.5%
U-Store-It Trust	62,071	761,611

STRIP CENTERS — 0.8%
Acadia Realty Trust	49,130	1,242,006

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,487,067)		14,284,552

SHORT-TERM INVESTMENTS — 3.5%
BlackRock Liquidity Funds TempCash - Institutional Shares	2,642,464	2,642,464
RBB Sansom Street Fund Money Market Portfolio	2,642,463	2,642,463

TOTAL SHORT-TERM INVESTMENTS (Cost $5,284,927)		5,284,927

	Par
	(000)
SECURITIES LENDING COLLATERAL— 0.5%
Institutional Money Market Trust
3.128%, 10/01/08 (Cost $764,423)	$764	764,423

TOTAL INVESTMENTS — 100.0% (Cost $165,008,926)(a)		$153,291,655

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

(a) At September 30, 2008, the cost for Federal income tax purposes was $165,848,084.  Net unrealized depreciation was $12,556,429.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $11,243,465 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $23,799,894.

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•       Level 1 - quoted prices in active markets for identical securities

•       Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•       Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$152,527,232
Level 2 — Other Significant Observable Inputs	764,423
Level 3 — Significant Unobservable Inputs	—
Total	$153,291,655

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (Unaudited)

INTERNATIONAL EQUITY FUND

	Number of
	Shares	Value†
COMMON STOCK — 98.2%
AUSTRALIA — 3.8%
Coca-Cola Amatil Ltd.	307,900	$2,055,780
Incitec Pivot Ltd.	265,535	1,063,886
Woolworths Ltd.	145,461	3,204,220
WorleyParsons Ltd.	142,205	3,517,363
		9,841,249
BRAZIL — 5.4%
Banco Itau Holding Financeira SA ADR	310,525	5,434,187
Petroleo Brasileiro SA ADR	120,500	5,295,975
Souza Cruz SA	137,052	3,241,742
		13,971,904
CANADA — 4.2%
Canadian Natural Resources Ltd.	105,400	7,229,692
Suncor Energy, Inc.	96,132	3,806,439
		11,036,131
DENMARK — 1.6%
Novo Nordisk A/S, Class B	79,637	4,128,565

FRANCE — 7.0%
Air Liquide	35,290	3,877,807
Cie Generale d’Optique Essilor International SA	52,251	2,609,688
Schlumberger Ltd.	94,200	7,356,078
Schlumberger Ltd.	6,074	466,407
Total SA	65,255	3,964,227
		18,274,207
GERMANY — 3.1%
RWE AG	66,500	6,339,871
Siemens AG	18,800	1,753,603
		8,093,474
HONG KONG — 2.1%
CNOOC Ltd.	2,928,027	3,289,335
HSBC Holdings Plc	123,500	1,972,392
Standard Chartered Plc	3,800	91,063
		5,352,790
INDIA — 10.2%
Bharti Airtel Ltd.*	265,654	4,505,873
HDFC Bank Ltd.	80,152	2,107,257
HDFC Bank Ltd. ADR#	76,645	6,510,993
Housing Development Finance Corp.	106,800	4,966,865
Infosys Technologies Ltd.	17,100	520,054
Infosys Technologies Ltd. ADR	22,500	749,475
ITC Ltd.	911,100	3,694,532
United Spirits Ltd.	126,293	3,454,954
		26,510,003

ITALY — 0.6%
Maire Tecnimont SpA	451,953	1,603,560

JAPAN — 7.5%
Mitsubishi Corp.	97,500	2,033,865
Nintendo Co. Ltd.	6,900	2,926,799
SECOM Co. Ltd.	151,600	6,315,300
Tokio Marine Holdings, Inc.	222,500	8,168,823
		19,444,787
MEXICO — 1.9%
America Movil SAB de CV, Series L ADR	52,385	2,428,568
Fomento Economico Mexicano SAB de CV ADR	69,600	2,654,544
		5,083,112
NETHERLANDS — 4.5%
Core Laboratories NV*	86,758	8,790,320
Unilever NV	106,989	3,011,614
		11,801,934
NORWAY — 1.4%
Orkla ASA	408,663	3,760,682

SINGAPORE — 1.0%
Jardine Matheson Holdings Ltd.	99,700	2,604,608

SPAIN — 6.5%
Enagas	439,400	9,475,143
Red Electrica de Espana	149,000	7,587,269
		17,062,412
SWITZERLAND — 6.7%
Lindt & Spruengli AG	1,148	2,799,117
Nestle SA	191,010	8,254,982
Roche Holding AG	40,789	6,385,188
		17,439,287
UNITED KINGDOM — 23.6%
AMEC Plc	202,600	2,323,889
BG Group Plc	215,400	3,906,486
BHP Billiton Plc	267,449	6,058,810
British American Tobacco Plc	466,776	15,238,895
Diageo Plc	248,801	4,244,392
HSBCV Holdings Plc	21,500	1,737,845
Imperial Tobacco Group Plc	228,875	7,347,022
Reckitt Benckiser Group Plc	102,747	4,981,652
Standard Chartered Plc	216,889	5,336,647
Tesco Plc	1,284,568	8,934,111
Xstrata Plc	42,900	1,336,955
		61,446,704

UNITED STATES — 7.1%
Philip Morris International, Inc.	256,278	12,326,972
Transocean, Inc.	57,800	6,348,752
		18,675,724

TOTAL COMMON STOCK (Cost $284,081,168)		256,131,133

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity Funds TempCash - Institutional Shares	889,104	889,104
BlackRock Liquidity Funds TempFund - Institutional Shares	889,104	889,104

TOTAL SHORT-TERM INVESTMENTS (Cost $1,778,208)		1,778,208

	Par
	(000)
SECURITIES LENDING COLLATERAL — 1.1%
Institutional Money Market Trust
3.128%, 10/01/08 (Cost $2,784,600)	$2,785	2,784,600

TOTAL INVESTMENTS — 100.0% (Cost $288,643,976)(a)		$260,693,941

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

Plc - Public Limited Company

(a) At September 30, 2008, the cost for Federal income tax purposes was $289,335,630.  Net unrealized depreciation was $28,641,689.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,702,803 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $37,344,492.

COMMON STOCKS	% of Market	Value
INDUSTRY DIVERSIFICATION	Value	(000)†
Agricultural Products	16.3%	$41,849,163
Banking	9.1%	23,190,384
Chemicals	1.9%	4,941,693
Computer Services, Software & Systems	0.5%	1,269,529
Consumer Products	2.0%	4,981,652
Diversified Operations	1.0%	2,604,608
Energy Resources & Services	5.4%	13,927,140
Engineering & Construction	1.4%	3,517,363
Entertainment & Leisure	1.1%	2,926,799

Finance	1.9%	4,966,865
Food & Beverages	15.3%	39,170,176
Health Care Products	1.0%	2,609,688
Insurance	3.2%	8,168,823
Manufacturing	0.7%	1,753,603
Metals & Mining	2.9%	7,395,765
Oil & Gas	24.9%	63,856,303
Pharmaceuticals	4.1%	10,513,753
Retail	1.3%	3,204,220
Services - Commercial	2.5%	6,315,300
Telecommunications	2.7%	6,934,441
Wholesale Distributor	0.8%	2,033,865
	100.0%	256,131,133

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•       Level 1 - quoted prices in active markets for identical securities

•       Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•       Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$69,341,039
Level 2 — Other Significant Observable Inputs	191,352,902
Level 3 — Significant Unobservable Inputs	—
Total	$260,693,941

PENN SERIES FUNDS, INC.

STATEMENT OF NET ASSETS — SEPTEMBER 30, 2008 (Unaudited)

REIT FUND

	Number of
	Shares	Value†
COMMON STOCKS — 0.5%
OFFICE — 0.5%
Brookfield Properties Corp. (Cost $253,199)	16,400	$259,776

REAL ESTATE INVESTMENT TRUSTS — 95.8%
APARTMENTS — 15.6%
American Campus Communities, Inc.	38,800	1,314,544
AvalonBay Communities, Inc.	23,800	2,342,396
Equity Residential	66,300	2,944,383
Essex Property Trust, Inc.	13,900	1,644,787
		8,246,110
BUILDING & REAL ESTATE — 0.5%
National Retail Properties, Inc.#	11,900	285,005

DIVERSIFIED — 4.6%
Vornado Realty Trust	26,300	2,391,985

FACTORY OUTLETS — 1.6%
Tanger Factory Outlet Centers, Inc.#	19,300	845,147

HEALTHCARE — 12.5%
HCP, Inc.	34,600	1,388,498
Health Care REIT, Inc.	42,100	2,240,983
Nationwide Health Properties, Inc.	28,700	1,032,626
Ventas, Inc.	39,300	1,942,206
		6,604,313
HOTELS & RESORTS — 3.7%
Host Hotels & Resorts, Inc.	118,269	1,571,795
LaSalle Hotel Properties	15,400	359,128
		1,930,923
INDUSTRIAL — 10.4%
AMB Property Corp.	36,400	1,648,920
Digital Realty Trust, Inc.	35,700	1,686,825
DuPont Fabros Technology, Inc.	62,600	954,650
Prologis	28,400	1,172,068
		5,462,463
MIXED INDUSTRIAL/OFFICE — 3.3%
Duke Realty Corp.	71,500	1,757,470

OFFICE PROPERTY — 12.5%
Alexandria Real Estate Equities Inc.	14,600	1,642,500
BioMed Realty Trust, Inc.	41,600	1,100,320
Boston Properties, Inc.	27,500	2,575,650
Corporate Office Properties Trust	24,100	972,435
Mack-Cali Realty Corp.	9,500	321,765
		6,612,670
REGIONAL MALLS — 16.2%
General Growth Properties, Inc.	54,200	818,420
Simon Property Group, Inc.	50,200	4,869,400
Taubman Centers, Inc.	21,100	1,055,000
The Macerich Co.	28,200	1,794,930
		8,537,750

STORAGE — 4.9%
Extra Space Storage, Inc.	20,300	311,808
Public Storage	21,915	2,169,804
U-Store-It Trust	6,200	76,074
		2,557,686
STRIP CENTERS — 10.0%
Acadia Realty Trust	24,500	619,360
Developers Diversified Realty Corp.	27,200	861,968
Kimco Realty Corp.	53,800	1,987,372
Kite Realty Group Trust	14,300	157,300
Regency Centers Corp.	24,500	1,633,905
		5,259,905
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $53,014,000)		50,491,427

SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity Funds TempCash - Institutional Shares	456,564	456,564
BlackRock Liquidity Funds TempFund - Institutional Shares	456,563	456,563

TOTAL SHORT-TERM INVESTMENTS (Cost $913,127)		913,127

	Par
	(000)
SECURITIES LENDING COLLATERAL— 2.0%
Institutional Money Market Trust
3.128%, 10/01/08 (Cost $1,023,712)	$1,024	1,023,712

TOTAL INVESTMENTS — 100.0% (Cost $55,204,038)(a)		$52,688,042

† See Security Valuation Note.

# Security position is either entirely or partially on loan.

(a) At September 30, 2008, the cost for Federal income tax purposes was $55,617,283.  Net unrealized depreciation was $2,929,241. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $3,077,783 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $6,007,024.

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•       Level 1 - quoted prices in active markets for identical securities

•       Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•       Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$51,664,330
Level 2 — Other Significant Observable Inputs	1,023,712
Level 3 — Significant Unobservable Inputs	—
Total	$52,688,042

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (Unaudited)

LARGE CORE GROWTH FUND

	Number of
	Shares	Value†
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 0.8%
Boeing Co.	18,680	$1,071,298

AIRLINES — 1.3%
AMR Corp.*	167,097	1,640,893

BANKING — 2.2%
State Street Corp.	50,325	2,862,486

BROADCAST/MEDIA — 1.0%
The DIRECTV Group, Inc.*	49,610	1,298,294

CHEMICALS — 2.0%
Praxair, Inc.	36,980	2,652,945

COMPUTER SERVICES, SOFTWARE & SYSTEMS — 9.5%
Activision Blizzard, Inc.*	91,780	1,416,166
Adobe Systems, Inc.*	35,090	1,385,002
Equinix, Inc.*	26,220	1,821,241
Google, Inc., Class A*	14,020	5,615,290
Salesforce.com, Inc.*	19,170	927,828
Symantec Corp.*	68,910	1,349,258
		12,514,785
COMPUTERS & OFFICE EQUIPMENT — 6.6%
Apple, Inc.*	17,260	1,961,772
Hewlett-Packard Co.	46,364	2,143,871
International Business Machines Corp.	39,140	4,577,814
		8,683,457
COSMETICS & TOILETRIES — 0.9%
Procter & Gamble Co.	16,270	1,133,856

ELECTRONIC COMPONENTS & SEMICONDUCTORS — 7.5%
Applied Materials, Inc.	141,354	2,138,686
Intel Corp.	149,710	2,804,068
Thermo Fisher Scientific, Inc.*	87,793	4,828,615
		9,771,369
ENERGY RESOURCES & SERVICES — 2.5%
First Solar, Inc.*	17,410	3,288,923

ENGINEERING & CONSTRUCTION — 2.7%
Foster Wheeler Ltd.*	23,580	851,474
KBR, Inc.	66,070	1,008,889
McDermott International, Inc.*	67,440	1,723,092
		3,583,455
FINANCE — 2.6%
JPMorgan Chase & Co.	43,250	2,019,775
The Goldman Sachs Group, Inc.	11,069	1,416,832
		3,436,607
HEALTH CARE PRODUCTS — 1.6%
Covidien Ltd.	39,320	2,113,843

INSURANCE — 2.3%
MetLife, Inc.	52,640	2,947,840

MACHINERY & HEAVY EQUIPMENT — 0.9%
Cummins, Inc.	26,620	1,163,826

MANUFACTURING — 0.9%
Textron, Inc.	41,680	1,220,390

OIL & GAS — 14.1%
Chesapeake Energy Corp.	90,660	3,251,068
Nabors Industries Ltd.*	56,940	1,418,945
National-Oilwell Varco, Inc.*	33,200	1,667,636
Pioneer Natural Resources Co.	45,040	2,354,691
Schlumberger Ltd.	46,960	3,667,106
Transocean, Inc.	30,230	3,320,463
Weatherford International Ltd.*	109,860	2,761,880
		18,441,789
PHARMACEUTICALS — 7.8%
Celgene Corp.*	48,730	3,083,635
Gilead Sciences, Inc.*	87,100	3,970,018
Teva Pharmaceutical Industries Ltd. ADR	70,613	3,233,369
		10,287,022
RESTAURANTS — 4.3%
Burger King Holdings, Inc.	22,310	547,934
McDonald’s Corp.	50,470	3,113,999
Yum! Brands, Inc.	61,950	2,020,190
		5,682,123
RETAIL — 12.3%
Costco Wholesale Corp.	40,700	2,642,651
CVS Caremark Corp.	136,200	4,584,492
GameStop Corp., Class A*	59,774	2,044,869
Kohl’s Corp.*	52,840	2,434,867
Lowe’s Cos., Inc.	62,520	1,481,099
Wal-Mart Stores, Inc.	50,110	3,001,088
		16,189,066
SERVICES - COMMERCIAL — 2.0%
Mastercard, Inc., Class A	14,930	2,647,537

TELECOMMUNICATIONS — 10.4%
American Tower Corp., Class A*	79,866	2,872,780
Cisco Systems, Inc.*	137,970	3,112,603
NII Holdings, Inc.*	81,110	3,075,691
QUALCOMM, Inc.	107,870	4,635,174
		13,696,248
TEXTILES & APPAREL — 1.1%
NIKE, Inc., Class B	20,549	1,374,728

TRANSPORTATION & RELATED SERVICES — 1.7%
Union Pacific Corp.	30,490	2,169,668

WHOLESALE DISTRIBUTOR — 1.0%
Fastenal Co.	25,440	1,256,482

TOTAL COMMON STOCKS (Cost $151,993,288)		131,128,930

TOTAL INVESTMENTS — 100.0% (Cost $151,993,288)		$131,128,930

† See Security Valuation Note.

* Non-income producing security.

ADR - American Depository Receipt.

(a) At September 30, 2008, the cost for Federal income tax purposes was $152,606,870.  Net unrealized depreciation was $21,477,940.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $767,841 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $22,245,781.

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•             Level 1 - quoted prices in active markets for identical securities

•             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$131,128,930
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$131,128,930

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (Unaudited)

LARGE CORE VALUE FUND

	Number of
	Shares	Value†
COMMON STOCKS — 93.3%
AEROSPACE & DEFENSE — 6.2%
General Dynamics Corp.	32,650	$2,403,693
Lockheed Martin Corp.	30,000	3,290,100
United Technologies Corp.	58,500	3,513,510
		9,207,303
AGRICULTURAL PRODUCTS — 1.1%
Philip Morris International, Inc.	35,000	1,683,500

AUTOMOBILES & RELATED — 1.2%
Johnson Controls, Inc.	57,843	1,754,378

BANKING — 9.4%
Bank of America Corp.	91,997	3,219,895
PNC Financial Services Group, Inc.	27,123	2,026,088
State Street Corp.	25,366	1,442,818
U.S. Bancorp	96,500	3,475,930
Wells Fargo & Co.	98,719	3,704,924
		13,869,655
BROADCAST/MEDIA — 3.6%
Comcast Corp., Class A	97,295	1,909,901
The Walt Disney Co.#	55,000	1,687,950
Time Warner, Inc.	130,000	1,704,300
		5,302,151
COMPUTERS & OFFICE EQUIPMENT — 4.9%
Hewlett-Packard Co.	83,434	3,857,988
International Business Machines Corp.	28,725	3,359,676
		7,217,664
CONSUMER PRODUCTS — 2.1%
Kimberly-Clark Corp.	35,000	2,269,400
Whirlpool Corp.	10,714	849,513
		3,118,913
ENERGY RESOURCES & SERVICES — 5.4%
Edison International	56,869	2,269,073
FirtsEnergy Corp.	44,716	2,995,525
Public Service Enterprise Group, Inc.	84,283	2,763,640
		8,028,238
FINANCE — 5.2%
Franklin Resources, Inc.	25,000	2,203,250
JPMorgan Chase & Co.	92,258	4,308,449
Morgan Stanley	47,875	1,101,125
		7,612,824
FOOD & BEVERAGES — 2.6%
Nestle SA ADR	87,758	3,772,515

HEALTH CARE PRODUCTS — 2.4%
Johnson & Johnson	52,000	3,602,560

HEALTH CARE SERVICES — 0.9%
Aetna, Inc.	37,203	1,343,400

INSURANCE — 9.3%
Aflac, Inc.	33,056	1,942,040
Chubb Corp.	56,439	3,098,501
Lincoln National Corp.	40,000	1,712,400
MetLife, Inc.	60,000	3,360,000
The Travelers Cos., Inc.	81,107	3,666,036
		13,778,977
MACHINERY & HEAVY EQUIPMENT — 2.0%
Caterpillar, Inc.	28,545	1,701,282
Deere & Co.	24,353	1,205,473
		2,906,755
MANUFACTURING — 0.8%
General Electric Co.	43,549	1,110,499

METALS & MINING — 2.3%
BHP Billiton Ltd. ADR	40,991	2,131,122
Freeport-McMoRan Copper & Gold, Inc.	21,753	1,236,658
		3,367,780
OIL & GAS — 14.9%
Anadarko Petroleum Corp.	29,315	1,422,071
Apache Corp.	18,560	1,935,437
ConocoPhillips	38,500	2,820,125
Diamond Offshore Drilling, Inc.	13,112	1,351,323
Exxon Mobil Corp.	36,578	2,840,647
Halliburton Co.	43,600	1,412,204
Hess Corp.	26,746	2,195,312
National-Oilwell Varco, Inc.*	28,572	1,435,172
Occidental Petroleum Corp.	47,288	3,331,440
Transocean, Inc.	17,407	1,911,985
XTO Energy, Inc.	28,500	1,325,820
		21,981,536
PHARMACEUTICALS — 4.7%
Abbott Laboratories	17,000	978,860
Amgen, Inc.*	41,500	2,459,705
Merck & Co., Inc.	50,000	1,578,000
Schering-Plough Corp.	104,000	1,920,880
		6,937,445
RETAIL — 7.9%
Best Buy Co., Inc.	48,000	1,800,000
CVS Caremark Corp.	67,158	2,260,538
Safeway, Inc.	31,167	739,281
Staples, Inc.	72,312	1,627,020
The Kroger Co.	105,000	2,885,400
TJX Cos., Inc.	26,000	793,520
Wal-Mart Stores, Inc.	24,500	1,467,305
		11,573,064
TELECOMMUNICATIONS — 4.7%
AT&T, Inc.	130,992	3,657,297
Verizon Communications, Inc.	103,857	3,332,771
		6,990,068
TRANSPORTATION & RELATED SERVICES — 1.7%
Burlington Northern Santa Fe Corp.	27,000	2,495,610

TOTAL COMMON STOCKS (Cost $145,559,306)		137,654,835

REAL ESTATE INVESTMENT TRUSTS — 3.1%
APARTMENTS — 1.1%
AvalonBay Communities, Inc.	15,650	1,540,273

OFFICE PROPERTY — 0.9%
Boston Properties, Inc.	14,754	1,381,859

REGIONAL MALLS — 1.1%
Simon Property Group, Inc.	17,000	1,649,000

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,585,908)		4,571,132

SHORT-TERM INVESTMENTS — 2.4%
BlackRock Liquidity Funds TempCash - Institutional Shares	1,780,271	1,780,271
BlackRock Liquidity Funds TempFund - Institutional Shares	1,780,271	1,780,271

TOTAL SHORT-TERM INVESTMENTS (Cost $3,560,542)		3,560,542

	Par
	(000)
SECURITIES LENDING COLLATERAL— 1.2%
Citigroup Variable Rate Master Note
7.180%, 10/01/08	$1,674	1,673,597
ING Bank Time Deposit
3.750%, 10/01/08	31	31,403

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,705,000)		1,705,000

TOTAL INVESTMENTS — 100.0% (Cost $155,410,756)		$147,491,509

† See Security Valuation Note.

* Non-income producing security.

ADR - American Depository Receipt.

(a) At September 30, 2008, the cost for Federal income tax purposes was $155,478,208.  Net unrealized depreciation was $7,986,699.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $3,951,584 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $11,938,283.

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•             Level 1 - quoted prices in active markets for identical securities

•             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$145,786,509
Level 2 — Other Significant Observable Inputs	1,705,000
Level 3 — Significant Unobservable Inputs	—
Total	$147,491,509

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (Unaudited)

SMID CAP GROWTH FUND

	Number of
	Shares	Value†
COMMON STOCKS — 92.2%
ADVERTISING — 0.5%
Lamar Advertising Co., Class A*	900	$27,801

AEROSPACE & DEFENSE — 0.9%
Esterline Technologies Corp.*	1,100	43,549

AUTOMOBILES & RELATED — 0.5%
BorgWarner, Inc.	700	22,939

BUILDING & REAL ESTATE — 0.7%
CB Richard Ellis Group, Inc., Class A*	2,800	37,436

CHEMICALS — 0.6%
Rockwood Holdings, Inc.*	1,200	30,792

COMPUTER SERVICES, SOFTWARE & SYSTEMS — 15.5%
Digital River, Inc.*	1,000	32,400
Equinix, Inc.*	400	27,784
Expedia, Inc.*	1,500	22,665
GSI Commerce, Inc.*	7,779	120,419
Lawson Software, Inc.*	8,300	58,100
Omniture, Inc.*	2,800	51,408
Orbitz Worldwide, Inc.*	6,406	37,603
priceline.com, Inc.*	700	47,901
Sapient Corp.*	5,200	38,636
Skillsoft Plc ADR*	16,600	173,636
Solera Holdings, Inc.*	5,800	166,576
ValueClick, Inc.*	1,600	16,368
		793,496
COMPUTERS & OFFICE EQUIPMENT — 3.8%
IHS, Inc., Class A*	1,400	66,696
Sykes Enterprises, Inc.*	5,822	127,851
		194,547
ELECTRONIC COMPONENTS & SEMICONDUCTORS — 10.9%
Dolby Laboratories, Inc., Class A*	1,100	38,709
GrafTech International Ltd.*	2,100	31,731
Greatbatch, Inc.*	1,500	36,810
Intersil Corp., Class A	4,900	81,242
Mettler-Toledo International, Inc.*	400	39,200
Microsemi Corp.*	4,015	102,302
PerkinElmer, Inc.	1,300	32,461
PMC-Sierra, Inc.*	12,100	89,782
Silicon Laboratories, Inc.*	1,400	42,980
Thomas & Betts Corp.*	600	23,442
Varian, Inc.*	900	38,610
		557,269
ENGINEERING & CONSTRUCTION — 0.6%
URS Corp.*	800	29,336

ENTERTAINMENT & LEISURE — 6.7%
Cinemark Holdings, Inc.	2,600	35,360
National CineMedia, Inc.	4,915	54,311
Penn National Gaming, Inc.*	1,300	34,541
Polaris Industries, Inc.	1,000	45,490
Regal Entertainment Group, Class A	2,400	37,872
Shuffle Master, Inc.*	6,200	31,558
WMS Industries, Inc.*	3,400	103,938
		343,070
HEALTH CARE PRODUCTS — 7.4%
Beckman Coulter, Inc.	400	28,396
Bruker Corp.*	2,800	37,324
DENTSPLY International, Inc.	900	33,786
Gen-Probe, Inc.*	500	26,525
Hologic, Inc.*	2,000	38,660
Inverness Medical Innovations, Inc.*	2,200	66,000
Patterson Cos., Inc.*	1,300	39,533
Sirona Dental Systems, Inc.*	2,900	67,512
Symmetry Medical, Inc.*	800	14,848
Varian Medical Systems, Inc.*	500	28,565
		381,149
MACHINERY & HEAVY EQUIPMENT — 3.5%
Chart Industries, Inc.*	1,100	31,416
Gardner Denver, Inc.*	3,000	104,160
Regal-Beloit Corp.	1,000	42,520
		178,096
MANUFACTURING — 6.1%
Actuant Corp., Class A	3,800	95,912
Acuity Brands, Inc.	1,000	41,760
ITT Corp.	1,100	61,171
Polypore International, Inc.*	1,600	34,416
SPX Corp.	300	23,100
Textron, Inc.	2,000	58,560
		314,919
METAL FABRICATE/HARDWARE — 0.5%
Kaydon Corp.	600	27,036

OIL & GAS — 3.6%
Concho Resources, Inc.*	2,000	55,220
Goodrich Petroleum Corp.*	700	30,513
Helmerich & Payne, Inc.	700	30,233
PetroHawk Energy Corp.*	2,100	45,423
Range Resources Corp.	600	25,722
		187,111
PHARMACEUTICALS — 1.8%
BioMarin Pharmaceuticals, Inc.*	2,100	55,629
Mylan, Inc.*	3,400	38,828
		94,457
RESTAURANTS — 0.5%
Jack in the Box, Inc.*	1,200	25,320

RETAIL — 2.3%
Advance Auto Parts, Inc.	900	35,694
Guess?, Inc.	1,200	41,748
Phillips-Van Heusen Corp.	1,100	41,701
		119,143
SERVICES - COMMERCIAL — 19.2%
Alliance Data Systems Corp.*	700	44,366

Apollo Group, Inc., Class A*	500	29,650
FTI Consulting, Inc.*	1,400	101,136
Gartner, Inc.*	2,800	63,504
Global Cash Access Holdings, Inc.*	9,300	47,058
Live Nation, Inc.*	2,900	47,183
Monster Worldwide, Inc.*	1,500	22,365
Resources Connection, Inc.*	6,933	156,201
TeleTech Holdings, Inc.*	3,967	49,350
The Advisory Board Co.*	1,300	39,208
VistaPrint Ltd.*	4,773	156,745
Watson Wyatt Worldwide, Inc., Class A	1,300	64,649
Weight Watchers International, Inc.	1,000	36,600
Wright Express Corp.*	4,400	130,064
		988,079
TELECOMMUNICATIONS — 4.9%
Centennial Communications Corp.*	8,100	50,544
NII Holdings, Inc.*	3,300	125,136
SBA Comminications Corp., Class A*	2,900	75,023
		250,703
TRANSPORTATION & RELATED SERVICES — 1.4%
Hub Group, Inc., Class A*	900	33,885
Kirby Corp.*	1,000	37,940
		71,825
WHOLESALE DISTRIBUTOR — 0.3%
Houston Wire & Cable Co.	900	15,453

TOTAL COMMON STOCKS (Cost $5,210,381)		4,733,526

SHORT-TERM INVESTMENTS — 7.8%
BlackRock Liquidity Funds TempCash - Institutional Shares	200,919	200,919
BlackRock Liquidity Funds TempFund - Institutional Shares	200,918	200,918

TOTAL SHORT-TERM INVESTMENTS (Cost $401,837)		401,837

TOTAL INVESTMENTS —- 100.0% (Cost $5,612,218)		$5,135,363

† See Security Valuation Note.

* Non-income producing security.

ADR - American Depository Receipt.

Plc - Public Limited Company.

(a) At September 30, 2008, the cost for Federal income tax purposes was $5,612,995.  Net unrealized depreciation was $477,632.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $41,509 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $519,141.

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•             Level 1 - quoted prices in active markets for identical securities

•             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$5,135,363
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$5,135,363

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (Unaudited)

SMID CAP VALUE FUND

	Number of
	Shares	Value†
COMMON STOCKS — 86.6%
AGRICULTURAL PRODUCTS — 1.7%
Universal Corp.	1,800	$88,362

AIRLINES — 1.5%
Alaska Air Group, Inc.*	1,500	30,585
Continental Airlines, Inc., Class B*	1,300	21,684
SkyWest, Inc.	1,500	23,970
		76,239
AUTOMOBILES & RELATED — 2.6%
ArvinMeritor, Inc.	4,900	63,896
Autoliv, Inc.	600	20,250
TRW Automotive Holdings Corp.*	3,200	50,912
		135,058
BANKING — 7.1%
Central Pacific Financial Corp.	2,300	38,663
Popular, Inc.	2,500	20,725
Susquehanna Bancshares, Inc.	2,400	46,848
Synovus Financial Corp.#	4,700	48,645
The South Financial Group, Inc.	3,800	27,854
Trustmark Corp.	2,600	53,924
Webster Financial Corp.	3,000	75,750
Whitney Holding Corp.	2,200	53,350
		365,759
BROADCAST/MEDIA — 0.5%
Gannett Co., Inc.	1,400	23,674

BUILDING & REAL ESTATE — 1.6%
KB Home#	700	13,776
Thor Industries, Inc.	2,800	69,496
		83,272
BUILDING PRODUCTS & SUPPLIES — 0.4%
Quanex Building Products Corp.	1,500	22,860

CHEMICALS — 6.7%
Arch Chemicals, Inc.	1,400	49,420
Ashland, Inc.	1,400	40,936
Chemtura Corp.	9,700	44,232
Cytec Industries, Inc.	1,400	54,474
Methanex Corp.	1,200	23,868
Rockwood Holdings, Inc.*	3,000	76,980
Westlake Chemical Corp.	2,600	54,678
		344,588
COMPUTERS & OFFICE EQUIPMENT — 1.5%
Insight Enterprises, Inc.*	3,600	48,276
Lexmark International, Inc., Class A*	950	30,942
		79,218
CONTAINERS — 1.5%
Owens-Illinois, Inc.*	900	26,460
Silgan Holdings, Inc.	500	25,545
Sonoco Products Co.	900	26,712
		78,717

ELECTRONIC COMPONENTS & SEMICONDUCTORS — 5.4%
Amkor Technology, Inc.*	4,800	30,576
Arrow Electronics, Inc.*	2,000	52,440
Benchmark Electronics, Inc.*	1,900	26,752
EnerSys, Inc.*	2,900	57,159
Siliconware Precision Industries Co. ADR	6,900	39,813
Spansion, Inc., Class A*	4,300	6,665
Teradyne, Inc.*	5,300	41,393
Zoran Corp.*	3,100	25,296
		280,094
ENERGY RESOURCES & SERVICES — 2.6%
Northeast Utilities	2,900	74,385
Portland General Electric Co.	1,000	23,660
Reliant Energy, Inc.*	4,700	34,545
		132,590
ENTERTAINMENT & LEISURE — 2.1%
Brunswick Corp.	3,600	46,044
Callaway Golf Co.	4,600	64,722
		110,766
FINANCE — 4.3%
Astoria Financial Corp.	2,400	49,752
First Niagara Financial Group, Inc.	3,400	53,550
Provident Financial Services, Inc.	4,100	67,691
Washington Federal, Inc.	2,800	51,660
		222,653
FOOD & BEVERAGES — 3.5%
Del Monte Foods Co.	10,100	78,780
Smithfield Foods, Inc.*	3,800	60,344
Tyson Foods, Inc., Class A	3,400	40,596
		179,720
HEALTH CARE SERVICES — 4.8%
AMERIGROUP Corp.*	2,200	55,528
Apria Healthcare Group, Inc.*	2,100	38,304
LifePoint Hospitals, Inc.*	1,400	44,996
Molina Healthcare, Inc.*	2,150	66,650
Universal Health Services, Inc., Class B	800	44,824
		250,302
HOTELS & RESORTS — 0.8%
Boyd Gaming Corp.	4,200	39,312

INSURANCE — 7.9%
Arch Capital Group Ltd.*	1,300	94,939
Aspen Insurance Holdings Ltd.	3,400	93,500
Fidelity National Financial, Inc., Class A	1,900	27,930
Old Republic International Corp.	2,400	30,600
PartnerRe Ltd.	300	20,427
Platinum Underwriters Holdings Ltd.	2,500	88,700
StanCorp Financial Group, Inc.	1,000	52,000
		408,096
MACHINERY & HEAVY EQUIPMENT — 3.3%
AGCO Corp.*	500	21,305
Briggs & Stratton Corp.	2,700	43,686
Regal-Beloit Corp.	1,100	46,772
Terex Corp.*	1,900	57,988
		169,751

MANUFACTURING — 0.7%
AptarGroup, Inc.	925	36,177

METAL FABRICATE/HARDWARE — 2.0%
Commercial Metals Co.	3,100	52,359
Mueller Industries, Inc.	2,300	52,923
		105,282
METALS & MINING — 1.1%
Reliance Steel & Aluminum Co.	900	34,173
Steel Dynamics, Inc.	1,200	20,508
		54,681
OIL & GAS — 4.8%
Atmos Energy Corp.	2,300	61,226
Cimarex Energy Co.	1,100	53,801
Helmerich & Payne, Inc.	1,400	60,466
Oil States International, Inc.*	1,425	50,374
Rowan Cos., Inc.	700	21,385
		247,252
PHARMACEUTICALS — 0.6%
Omnicare, Inc.	1,000	28,770

RETAIL — 5.5%
AutoNation, Inc.*	2,100	23,604
Dillard’s, Inc., Class A	2,100	24,780
Foot Locker, Inc.	2,300	37,168
Ruddick Corp.	2,900	94,105
SUPERVALU, Inc.	2,000	43,400
The Men’s Wearhouse, Inc.	3,000	63,720
		286,777
SERVICES - COMMERCIAL — 3.0%
Avis Budget Group, Inc.*	3,400	19,516
Convergys Corp.*	2,900	42,862
Hertz Global Holdings, Inc.*	4,200	31,794
Kelly Services, Inc., Class A	3,100	59,055
		153,227
TELECOMMUNICATIONS — 1.3%
Anixter International, Inc.*	500	29,755
CommScope, Inc.*	1,100	38,104
		67,859
TRANSPORTATION & RELATED SERVICES — 4.9%
Arkansas Best Corp.	1,275	42,955
Con-way, Inc.	875	38,596
GATX Corp.	1,100	43,527
Ryder System, Inc.	1,300	80,600
Werner Enterprises, Inc.	2,100	45,591
		251,269
WHOLESALE DISTRIBUTOR — 2.9%
Ingram Micro, Inc., Class A*	3,150	50,620
Tech Data Corp.*	1,400	41,790
United Stationers, Inc.*	1,200	57,396
		149,806
TOTAL COMMON STOCKS (Cost $4,807,743)		4,472,131

REAL ESTATE INVESTMENT TRUSTS — 5.4%
APARTMENTS — 1.7%
Home Properties, Inc.	900	52,155
Mid-America Apartment Communities, Inc.	700	34,398
		86,553

HOTELS & RESORTS — 0.9%
Strategic Hotels & Resorts, Inc.	2,900	21,895
Sunstone Hotel Investors, Inc.	1,700	22,950
		44,845
MIXED INDUSTRIAL/OFFICE — 1.1%
Digital Realty Trust, Inc.	1,200	56,700

OFFICE PROPERTY — 0.7%
Alexandria Real Estate Equities, Inc.	350	39,375

REGIONAL MALLS — 0.5%
Taubman Centers, Inc.	500	25,000

STRIP CENTERS — 0.5%
Tanger Factory Outlet Centers, Inc.	600	26,274

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $266,015)		278,747

SHORT-TERM INVESTMENTS — 7.0%
BlackRock Liquidity Funds TempCash - Institutional Shares	182,188	182,188
BlackRock Liquidity Funds TempFund - Institutional Shares	182,188	182,188

TOTAL SHORT-TERM INVESTMENTS (Cost $364,376)		364,376

	Par
	(000)
SECURITIES LENDING COLLATERAL— 1.0%
Institutional Money Market Trust
3.128%, 10/01/08 (Cost $51,540)	$52	51,540

TOTAL INVESTMENTS — 100.0% (Cost $5,489,674)		$5,166,794

† See Security Valuation Note.

* Non-income producing security.

ADR - American Depository Receipt.

(a) At September 30, 2008, the cost for Federal income tax purposes was $5,489,674.  Net unrealized depreciation was $322,880.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $153,727 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $476,607.

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•             Level 1 - quoted prices in active markets for identical securities

•             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$5,115,254
Level 2 — Other Significant Observable Inputs	51,540
Level 3 — Significant Unobservable Inputs	—
Total	$5,166,794

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of
	Shares	Value†
COMMON STOCKS — 99.7%
AUSTRIA — 0.6%
Raiffeisen International Bank Holding AG	6,398	$462,102

BERMUDA — 0.2%
Central European Media Enterprises Ltd., Class A*	2,300	150,420

BRAZIL — 12.4%
Banco do Brasil S.A.	64,700	760,936
Banco Itau Holding Financeira S.A. ADR	9,400	164,500
Companhia Vale do Rio Doce ADR	83,200	1,472,640
Cyrela Brazil Realty S.A.	56,000	565,032
Gafisa S.A.	23,000	291,292
Gafisa S.A. ADR	5,900	151,630
NET Servicos de Comunicacao S.A. (Preference)*	55,000	477,771
PDG Realty SA Empreendimentos e Participacoes	18,000	124,862
Perdigao S.A.	30,000	568,343
Petroleo Brasileiro S.A. (Preference)	27,000	490,367
Petroleo Brasileiro S.A. ADR	54,600	2,043,132
TAM S.A. ADR	41,400	780,804
Unibanco Holdings S.A.	11,000	109,832
Unibanco Holdings S.A. GDR	11,070	1,117,184
Usinas Siderurgicas de Minas Gerais S.A. (Preference)	8,878	188,113
		9,306,438
COLOMBIA — 0.7%
BanColombia S.A. ADR	19,700	560,465

CZECH REPUBLIC — 2.1%
CEZ, A.S.	17,909	1,112,681
Komercni Banka, A.S.	1,971	445,350
		1,558,031
HONG KONG — 16.3%
Anhui Conch Cement Co. Ltd.	52,000	198,624
BYD Electronic International Co. Ltd.	283,000	93,598
China Citic Bank Corp. Ltd.	488,000	219,390
China Coal Energy Co. Ltd.	987,000	1,043,454
China Construction Bank Corp.	1,922,000	1,282,486
China COSCO Holdings Co. Ltd.	235,500	214,687
China Life Insurance Co. Ltd.	375,000	1,397,010
China Mobile Ltd.	150,500	1,507,660
China Resources Power Holdings Co. Ltd.	202,000	441,269
Datang International Power Generation Co. Ltd., Class H	390,000	217,691
Dongfeng Motor Group Co. Ltd., Class H	1,332,000	490,222
Focus Media Holding Ltd. ADR*	26,200	746,962
GOME Electrical Appliances Holdings Ltd.	3,085,000	910,812
Industrial & Commercial Bank of China Ltd.	1,650,000	997,252
Maanshan Iron & Steel Co. Ltd.	926,000	292,133
PetroChina Co. Ltd., Class H	1,650,000	1,712,857

Shanghai Industrial Holdings Ltd.	184,000	420,600
		12,186,707
INDIA — 10.0%
Ambuja Cements Ltd. GDR*	188,900	316,351
Axis Bank Ltd. GDR	18,700	286,781
Dr. Reddy’s Laboratories Ltd. ADR	36,200	403,630
HDFC Bank Ltd. ADR	19,200	1,631,040
Infosys Technologies Ltd. ADR	33,700	1,122,547
ITC Ltd. GDR	147,940	592,352
Larsen & Toubro GDR	17,986	936,889
Mahindra & Mahindra Ltd. GDR	41,800	453,467
Reliance Communications Ltd. GDR	81,600	579,531
Reliance Industries Ltd. GDR	8,504	705,942
State Bank of India Ltd.	4,113	256,308
Tata Communications Ltd. ADR	9,200	194,396
		7,479,234
INDONESIA — 2.9%
Astra International Tbk PT	264,500	471,805
Bank Central Asia Tbk PT	1,137,000	374,506
Bank Mandiri (Persero) Tbk PT	769,500	213,289
Bank Rakyat Indonesia (Persero) Tbk PT	524,500	296,340
Bumi Resources Tbk PT	789,000	262,397
Perusahaan Gas Negara PT	483,500	109,555
Telekomunikasi Indonesia Tbk PT	578,500	432,099
		2,159,991
LUXEMBOURG — 0.8%
Millicom International Cellular S.A.	8,500	583,695

MEXICO — 6.5%
America Movil, S.A.B. de C.V., Class L ADR	39,100	1,812,676
Corporacion GEO, S.A.B. de C.V., Class B*	103,400	243,455
Desarrolladora Homex, S.A.B. de C.V. ADR*	8,300	367,026
Empresas ICA, S.A.B. de C.V.*	80,800	234,942
Grupo Financiero Banorte, S.A.B. de C.V.	213,492	681,285
Grupo Televisa S.A. ADR	30,400	664,848
Urbi Desarrollos Urbanos, S.A.B. de C.V.	104,600	244,177
Wal-Mart de Mexico S.A.B. de C.V.	139,600	488,884
Wal-Mart de Mexico S.A.B. de C.V. ADR	4,800	167,319
		4,904,612
NETHERLANDS — 0.4%
X 5 Retail Group N.V. GDR*	13,789	291,637

NIGERIA — 0.5%
Guaranty Trust Bank Plc GDR	37,720	342,516

PANAMA — 1.0%
Copa Holdings S.A., Class A	22,000	715,000

POLAND — 4.9%
Bank Pekao S.A.	13,916	1,004,462
Bank Zachodni WBK S.A.	5,847	376,501
Budimex S.A.*	3,260	98,056

Getin Holding S.A.*	74,885	284,703
KGHM Polska Miedz S.A.	4,790	101,459
PBG S.A.*	2,674	259,148
Polimex Mostostal S.A.	107,410	204,026
Powszechna Kasa Oszczednosci Bank Polski S.A.	54,763	1,003,692
Telekomunikacja Polska S.A.	32,779	312,660
		3,644,707
QATAR — 0.7%
Qatar Insurance Co.	7,100	328,734
Qatar National Bank S.A.Q.	3,800	194,872
		523,606
RUSSIA — 7.4%
Gazprom OAO ADR	55,318	1,557,003
LUKOIL OAO ADR	34,470	2,016,495
Novolipetsk Steel OJSC GDR	5,020	93,221
Rosneft Oil Co. OAO OJSC GDR	152,785	1,026,715
TMK OAO GDR	18,850	469,365
Vimpel-Communications OJSC ADR	18,700	379,610
		5,542,409
SOUTH AFRICA — 6.1%
Massmart Holdings Ltd.	49,861	456,460
Mr. Price Group Ltd.	104,400	284,387
MTN Group Ltd.	96,868	1,366,855
Murray & Roberts Holdings Ltd.	34,617	406,587
Naspers Ltd., Class N	34,968	690,665
Raubex Group Ltd.	88,200	330,059
Sasol Ltd.	17,716	756,131
Tiger Brands Ltd.	5,000	83,757
Woolworths Holdings Ltd.	121,319	173,380
		4,548,281
SOUTH KOREA — 11.9%
Amorepacific Corp.	457	247,105
Cheil Industries, Inc.	8,880	390,084
Cheil Worldwide, Inc.	1,602	300,746
Hyundai Development Co.	10,390	388,098
Hyundai Motor Co.	18,372	1,149,709
Kookmin Bank	6,427	287,188
LG Chem Ltd.	7,955	624,158
LG Electronics, Inc.	5,942	549,806
NHN Corp.*	3,990	511,806
POSCO	1,035	388,269
Samsung Electronics Co. Ltd.	3,979	1,823,392
Samsung Electronics Co. Ltd. (Preference)	1,209	381,245
Samsung Fire & Marine Insurance Co. Ltd.	2,655	464,774
Shinhan Financial Group Co. Ltd.	17,120	612,512
SSCP Co. Ltd.*	12,015	104,119
STX Pan Ocean Co. Ltd.	82,400	126,171
Woongjin Coway Co. Ltd.	23,480	592,671
		8,941,853
TAIWAN — 8.1%
Acer, Inc.	264,000	449,514
ASUSTeK Computer, Inc.	317,935	629,236

Cathay Financial Holding Co. Ltd.	344,000	475,012
China Steel Corp.	209,000	208,887
Chinatrust Financial Holding Co. Ltd.	661,858	363,210
Chunghwa Telecom Co. Ltd.*	162,000	381,094
First Financial Holding Co. Ltd.	471,000	294,939
Formosa Plastics Corp.	75,000	121,838
HON HAI Precision Industry Co. Ltd.	280,500	1,004,666
HTC Corp.	18,000	279,383
Taiwan Cement Corp.	121,000	72,315
Taiwan Fertilizer Co. Ltd.	71,000	132,615
Taiwan Semiconductor Manufacturing Co. Ltd.	689,000	1,155,475
Yuanta Financial Holding Co. Ltd.	867,000	479,794
		6,047,978
THAILAND — 1.5%
Advanced Info Service PCL	64,800	153,101
Bangkok Bank PCL	71,300	217,797
Kasikornbank PCL	140,400	261,601
PTT Exploration & Production PCL	49,400	185,286
PTT PCL	17,600	127,868
Siam Commercial Bank PCL	99,800	198,952
		1,144,605
TURKEY — 4.7%
Akbank T.A.S.	138,481	708,958
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	44,300	454,933
Asya Katilim Bankasi A.S.*	124,583	191,646
Haci Omer Sabanci Holding A.S.	76,600	288,040
Tekfen Holding A.S.	82,400	464,088
Turkcell Iletisim Hizmet A.S.	41,468	253,122
Turkiye Garanti Bankasi A.S.*	325,311	769,909
Turkiye Is Bankasi, Class C	86,869	360,260
		3,490,956

TOTAL COMMON STOCK (Cost $87,467,520)		74,585,243

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds TempCash - Institutional Shares	122,859	122,859
BlackRock Liquidity Funds TempFund - Institutional Shares	122,859	122,859

TOTAL SHORT-TERM INVESTMENTS (Cost $245,718)		245,718

TOTAL INVESTMENTS — 100.0% (Cost $87,713,238)(a)		$74,830,961

† See Security Valuation Note.

* Non-income producing security.

ADR - American Depository Receipt

GDR - Global Depository Receipt

Plc - Public Limited Company

PCL - Public Company Limited

OJSC - Open Joint Stock Company

(a) At September 30, 2008, the cost for Federal income tax purposes was $87,814,713.  Net unrealized depreciation was $12,983,752.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $113,065 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $13,096,817.

COMMON STOCKS	% of Market	Value
INDUSTRY DIVERSIFICATION	Value	(000)†
Advertising	1.4%	$1,047,708
Agricultural Products	0.8%	592,352
Airlines	2.0%	1,495,804
Automobiles & Related	2.8%	2,093,398
Banking	20.6%	15,380,818
Broadcast/Media	2.7%	1,983,704
Building & Real Estate	3.2%	2,375,572
Building Products & Supplies	0.8%	587,290
Chemicals	1.3%	982,730
Computer Services, Software & Systems	2.2%	1,634,353
Computers & Office Equipment	1.8%	1,358,133
Cosmetics & Toiletries	0.3%	247,105
Diversified Operations	3.0%	2,265,034
Electronic Components & Semiconductors	5.4%	4,003,516
Energy Resources & Services	5.5%	4,082,158
Engineering & Construction	3.3%	2,469,707
Finance	2.4%	1,814,446
Food & Beverages	1.9%	1,398,670
Insurance	2.9%	2,190,518
Manufacturing	0.5%	390,084
Metal Fabricate/Hardware	0.6%	469,365
Metals & Mining	3.7%	2,744,722
Oil & Gas	14.4%	10,731,351
Pharmaceuticals	0.5%	403,630
Retail	4.0%	2,953,047
Telecommunications	10.7%	7,956,499
Transportation & Related Services	0.5%	340,858
Waste Management	0.8%	592,671
	100.0%	$74,585,243

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$31,998,404
Level 2 — Other Significant Observable Inputs	42,832,557
Level 3 — Significant Unobservable Inputs	—
Total	$74,830,961

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (Unaudited)

SMALL CAP INDEX FUND

	Number of
	Shares	Value†
COMMON STOCKS — 90.7%
ADVERTISING — 0.2%
Greenfield Online, Inc.*	302	5,255
Harte-Hanks, Inc.	400	4,148
inVentiv Health, Inc.*	293	5,174
Marchex Inc., Class B	430	4,425
		19,002
AEROSPACE & DEFENSE — 1.4%
AAR Corp.*	334	5,541
Aerovironment, Inc.*	148	4,729
Argon ST, Inc.*	185	4,346
Cubic Corp.	165	4,057
Curtiss-Wright Corp.	410	18,634
Ducommun, Inc.	177	4,227
Esterline Technologies, Corp.*	235	9,304
GenCorp, Inc.*	637	4,293
HEICO Corp.	184	6,039
Herley Industries, Inc.*	285	4,873
Kaman Corp.	204	5,810
Moog, Inc., Class A*	395	16,938
National Presto Industries, Inc.	63	4,693
Orbital Sciences Corp.*	468	11,218
Teledyne Technologies, Inc.*	293	16,748
TransDigm Group, Inc.*	262	8,968
Triumph Group, Inc.	134	6,125
		136,543
AGRICULTURAL PRODUCTS — 0.4%
Alliance One International, Inc.*	1,147	4,359
Cadiz, Inc.*	263	5,015
Star Scientific, Inc.*	600	2,136
Tejon Ranch Co.*	143	5,312
The Andersons, Inc.	148	5,213
Universal Corp.	221	10,849
Vector Group Ltd.	280	4,951
		37,835
AIRLINES — 0.6%
AirTran Holdings, Inc.*	1,170	2,843
Alaska Air Group, Inc.*	301	6,137
Allegiant Travel Co.*	160	5,651
Hawaiian Holdings, Inc.*	622	5,772
JetBlue Airways Corp.*	1,414	6,999
Republic Airways Holdings, Inc.*	563	5,737
Skywest, Inc.	456	7,287
UAL Corp.	1,474	12,956
US Airways Group, Inc.*	800	4,824
		58,206
AUTOMOBILES & RELATED — 0.8%
American Axle & Manufacturing Holdings, Inc.	906	4,856
ArvinMeritor, Inc.	618	8,059
ATC Technology Corp.*	199	4,724
Commercial Vehicle Group, Inc.*	447	3,178

Cooper Tire & Rubber Co.	511	4,395
Dana Holding Corp.*	872	4,220
Exide Technologies*	640	4,723
Fuel Systems Solutions, Inc.*	104	3,583
Hayes Lemmerz International, Inc.*	1,830	4,996
Lear Corp.*	542	5,691
Modine Manufacturing Co.	272	3,939
Superior Industries International, Inc.	266	5,097
Tenneco, Inc.*	405	4,305
Titan International, Inc.	294	6,268
Visteon Corp.*	1,454	3,373
Wabash National Corp.	563	5,320
		76,727
BANKING — 7.2%
1st Source Corp.	226	5,311
Arrow Financial Corp.	204	6,000
Bancfirst Corp.	105	5,075
Banco Latinoamericano de Exportaciones SA, Class E	267	3,850
BancTrust Financial Group, Inc.	162	2,125
Bank Mutual Corp.	455	5,164
Bank of the Ozarks, Inc.	235	6,345
Boston Private Financial Holdings, Inc.	600	5,244
Camden National Corp.	148	5,173
Capital City Bank Group, Inc.	119	3,731
Capitol Bancorp Ltd.	132	2,573
Cass Information Systems, Inc.	100	3,585
Cathay General Bancorp	429	10,210
Central Pacific Financial Corp.	455	7,649
Chemical Financial Corp.	176	5,481
Citizens Republic Bancorp, Inc.	1,327	4,087
City Holding Co.	114	4,816
Columbia Banking System, Inc.	337	5,975
Community Bank System, Inc.	213	5,357
Community Trust Bancorp, Inc.	147	5,057
CVB Financial Corp.	552	7,673
East West Bancorp, Inc.	553	7,576
Enterprise Financial Services Corp.	100	2,256
F.N.B. Corporation	674	10,771
Financial Institutions, Inc.	280	5,603
First BanCorp.	614	6,791
First Bancorp	100	1,710
First Busey Corp.	331	6,067
First Commonwealth Financial Corp.	591	7,961
First Community Bancshares, Inc.	92	3,452
First Financial Bancorp	377	5,504
First Financial Bankshares, Inc.	156	8,093
First Financial Corp.	116	5,450
First Merchants Corp.	240	5,472
First Midwest Bancorp, Inc.	403	9,769
FirstMerit Corp.	737	15,477
Frontier Financial Corp.	514	6,903
Glacier Bancorp, Inc.	452	11,196
Green Bankshares, Inc.	119	2,798
Guaranty Bancorp*	869	5,301
Hancock Holding Co.	201	10,251
Harleysville National Corp.	330	5,603
Heartland Financial USA, Inc.	217	5,438

Home BancShares, Inc.	200	5,174
IBERIABANK Corp.	188	9,936
Independent Bank Corp.	180	5,611
International Bancshares Corp.	406	10,962
Lakeland Bancorp, Inc.	439	5,132
Lakeland Financial Corp.	226	4,963
MainSource Financial Group, Inc.	261	5,116
MB Financial, Inc.	290	9,590
Nara Bancorp, Inc.	439	4,917
National Penn Bancshares, Inc.	655	9,563
NBT Bancorp, Inc.	436	13,045
Old National Bancorp	522	10,450
Old Second Bancorp, Inc.	280	5,186
Oriental Financial Group, Inc.	274	4,894
Pacific Capital Bancorp.	403	8,201
PacWest Bancorp	223	6,376
Park National Corp.	91	7,098
Peapack Gladstone Financial Corp.	167	5,594
Peoples Bancorp, Inc.	236	5,138
Pinnacle Financial Partners, Inc.*	196	6,037
PrivateBancorp, Inc.	180	7,499
Prosperity Bancshares, Inc.	314	10,673
Provident Bankshares Corp.#	644	6,253
Renasant Corp.	246	5,341
Republic Bancorp, Inc., Class A	100	3,032
S&T Bancorp, Inc.	186	6,850
Sandy Spring Bancorp, Inc.	271	5,989
SCBT Financial Corp.	139	5,226
Shore Bancshares, Inc.	212	5,448
Signature Bank*	256	8,929
Simmons First National Corp., Class A	175	6,230
Smithtown Bancorp, Inc.	252	5,670
Southside Bancshares, Inc.	218	5,494
Southwest Bancorp, Inc.	293	5,177
State Bancorp, Inc.	329	4,902
StellarOne Corp.	279	5,767
Sterling Bancorp	315	4,555
Sterling Bancshares, Inc.	531	5,549
Sterling Financial Corp.	502	7,279
Suffolk Bancorp	143	5,636
Susquehanna Bancshares, Inc.	695	13,566
SVB Financial Group*	241	13,959
SY Bancorp, Inc.	173	5,297
Texas Capital Bancshares, Inc.*	290	6,020
The Colonial BancGroup, Inc.	1,722	13,535
The South Financial Group, Inc.	746	5,468
Tompkins Financial Corp.	100	5,050
TowneBank	270	5,940
Trico Bancshares	127	2,734
Trustco Bank Corp.	1,067	12,495
Trustmark Corp.	398	8,255
UCBH Holdings, Inc.	954	6,115
UMB Financial Corp.	288	15,126
Umpqua Holdings Corp.	513	7,546
Union Bankshares Corp.	214	5,136
United Bankshares, Inc.	293	10,255
United Community Banks, Inc.	383	5,078

Univest Corp. of Pennsylvania	172	6,364
Washington Trust Bancorp, Inc.	197	5,240
WesBanco, Inc.	208	5,537
Westamerica Bancorporation	269	15,476
West Coast Bancorp	145	2,126
Western Alliance Bancorp*	200	3,092
Wilshire Bancorp, Inc.	200	2,434
Wintrust Financial Corp.	221	6,486
		712,735
BROADCAST/MEDIA — 0.6%
Belo Corp., Class A	799	4,762
Charter Communications, Inc., Class A*	4,652	3,396
CKX, Inc.*	591	3,641
Cox Radio, Inc., Class A*	430	4,541
DG FastChannel, Inc.*	226	4,954
Dolan Media, Co.*	296	2,987
Fisher Communications, Inc.	100	3,940
Media General, Inc., Class A	400	4,972
Mediacom Communications Corp., Class A*	621	3,676
R.H. Donnelley Corp.*	1,471	2,927
Scholastic Corp.	395	10,144
Sinclair Broadcast Group, Inc., Class A	717	3,614
The McClatchy Co., Class A	527	2,319
World Wrestling Entertainment, Inc., Class A	291	4,499
		60,372
BUILDING & REAL ESTATE — 0.8%
Beazer Homes USA, Inc.*	721	4,312
Cavco Industries, Inc.*	130	4,699
Champion Enterprises, Inc.*	999	5,544
Consolidated-Tomoka Land Co.	120	5,183
Forestar Real Estate Group, Inc.*	316	4,661
Hilltop Holdings, Inc.*	465	4,799
Hovanian Enterprises, Inc., Class A*	708	5,657
M/I Homes, Inc.	128	2,916
Meritage Homes Corp.*	276	6,817
Standard Pacific Corp.*	1,576	7,738
The Ryland Group, Inc.#	602	15,965
Thomas Properties Group, Inc.	489	4,939
Winnebago Industries	424	5,478
		78,708
BUILDING PRODUCTS & SUPPLIES — 0.7%
AAON, Inc.	228	4,147
Apogee Enterprises, Inc.	245	3,682
Comfort Systems USA, Inc.	336	4,489
Drew Industries, Inc.*	291	4,979
Gibraltar Industries, Inc.	230	4,303
Interline Brands, Inc.*	307	4,976
Louisiana-Pacific Corp.	885	8,230
NCI Building Systems, Inc.*	161	5,112
Quanex Building Products Corp.	300	4,572
Simpson Manufacturing Co., Inc.	305	8,262
Texas Industries, Inc.	195	7,968
Trex Company, Inc.*	266	4,817
Universal Forest Products, Inc.	145	5,062
		70,599
CHEMICALS — 1.9%
A. Schulman, Inc.	204	4,035

Aceto Corp.	226	2,167
American Vanguard Corp.	329	4,961
Arch Chemicals, Inc.	215	7,589
Balchem Corp.	184	4,907
Ferro Corp.	372	7,477
H.B. Fuller Co.	402	8,390
Hercules, Inc.	1,178	23,313
Innophos Holdings, Inc.	134	3,267
Innospec, Inc.	307	3,702
Minerals Technologies, Inc.	146	8,667
NewMarket Corp.	114	5,992
Olin Corp.	803	15,578
OM Group, Inc.*	264	5,940
PolyOne Corp.*	793	5,115
Quaker Chemical Corp.	148	4,212
Rockwood Holdings, Inc.*	347	8,904
Sensient Technologies Corp.	399	11,224
ShengdaTech, Inc.*	550	3,850
Solutia, Inc.*	879	12,306
Spartech Corp.	436	4,316
Stepan Co.	82	4,475
Symyx Technologies*	445	4,410
W.R. Grace & Co.*	622	9,405
Westlake Chemical Corp.	250	5,257
Zep, Inc.	265	4,675
Zoltek Cos., Inc.*	305	5,219
		189,353
COMPUTER SERVICES, SOFTWARE & SYSTEMS — 6.5%
ACI Worldwide, Inc.*	309	5,414
Actuate Corp.*	1,158	4,053
Acxiom Corp.	533	6,684
Advent Software, Inc.*	146	5,144
Allscripts Healthcare Solutions, Inc.*	513	6,382
American Reprographics Co.*	322	5,554
Ariba, Inc.*	748	10,569
Art Technology Group, Inc.*	1,166	4,104
AsiaInfo Holdings, Inc.*	361	3,314
athenahealth, Inc.*	182	6,055
Avid Technology, Inc.*	263	6,328
Avocent Corp.*	384	7,857
Blackbaud, Inc.	397	7,325
Blackboard, Inc.*	269	10,838
Blue Coat Systems, Inc.*	298	4,229
Blue Nile, Inc.*	119	5,102
Bottomline Technologies, Inc.*	433	4,503
Cogent Communications Group, Inc.*	514	3,968
Commvault Systems, Inc.*	371	4,471
Computer Programs & Systems, Inc.	181	5,240
comScore, Inc.*	214	3,773
Concur Technologies, Inc.*	372	14,233
Constant Contact, Inc.*	279	4,763
CSG Systems International, Inc.*	314	5,504
Cybersource Corp.*	606	9,763
DealerTrack Holdings, Inc.*	391	6,584
Digi International, Inc.*	429	4,376
Digital River, Inc.*	431	13,964
Earthlink, Inc.*	963	8,185

Eclipsys Corp.*	694	14,539
Epicor Software Corp.*	575	4,537
EPIQ Systems, Inc.*	429	5,834
eResearchTechnology, Inc.*	385	4,585
Fair Isaac Corp.	414	9,547
FalconStor Software, Inc.*	626	3,355
GSI Commerce, Inc.*	310	4,799
Informatica Corp.*	1,067	13,860
Infospace, Inc.	413	4,481
Innerworkings, Inc.*	424	4,702
Internet Capital Group, Inc.*	528	4,282
Interwoven, Inc.*	389	5,493
j2 Global Communications, Inc.*	382	8,920
JDA Software Group, Inc.*	257	3,909
Lawson Software, Inc.*	1,104	7,728
LoopNet, Inc.*	443	4,355
Mantech International Corp., Class A*	167	9,901
MedAssets, Inc.*	288	4,954
MercadoLibre, Inc.*	223	4,538
MicroStrategy, Inc., Class A*	83	4,941
ModusLink Global Solutions, Inc.*	432	4,152
Move, Inc.*	1,923	4,077
MSC.Software Corp.*	389	4,162
NetFlix, Inc.*	510	15,749
NIC, Inc.	400	2,760
NutriSystem, Inc.	274	4,855
Omnicell, Inc.*	296	3,892
Omniture, Inc.*	551	10,116
Online Resources Corp.*	556	4,320
Overstock.com, Inc.*	240	4,754
Parametric Technology, Corp.*	1,227	22,577
Phase Forward, Inc.*	383	8,009
Phoenix Technologies Ltd.*	438	3,500
Progress Software Corp.*	354	9,200
Quality Systems, Inc.	153	6,466
Quest Software, Inc.*	615	7,804
RealNetworks, Inc.*	790	4,013
RightNow Technologies, Inc.*	318	3,997
S1 Corp.*	623	3,813
Sapient Corp.*	795	5,907
Schwank Ltd.	140	2,117
Seachange International, Inc.*	595	5,748
Secure Computing Corp.*	485	2,658
Solera Holdings, Inc.*	445	12,780
SonicWALL, Inc.*	774	4,056
SPSS, Inc.*	150	4,404
Sybase, Inc.*	808	24,741
Synchronoss Technologies, Inc.*	374	3,519
SYNNEX Corp.*	209	4,669
Take-Two Interactive Software, Inc.*	859	14,088
Taleo Corp., Class A*	205	4,077
TeleCommunication Systems, Inc., Class A*	630	4,353
Terremark Worldwide, Inc.*	713	4,898
The Knot Inc.*	551	4,601
thinkorswim Group, Inc.*	482	4,015
THQ, Inc.*	899	10,824
TIBCO Software, Inc.*	1,611	11,793

Tyler Technologies, Inc.*	309	4,688
Ultimate Software Group, Inc.*	226	6,102
United Online, Inc.	601	5,655
Valueclick, Inc.*	1,207	12,348
Vasco Data Security International, Inc.*	355	3,678
VeriFone Holdings, Inc.*	577	9,544
Vignette Corp.*	378	4,060
Vocus, Inc.*	139	4,720
Websense, Inc.*	393	8,784
Wind River Systems, Inc.*	643	6,430
		641,012
COMPUTERS & OFFICE EQUIPMENT — 2.9%
3D Systems Corp.*	200	2,850
3PAR, Inc.*	482	3,109
Agilysys, Inc.	376	3,794
CACI International, Inc., Class A*	250	12,525
Ciber, Inc.*	602	4,208
Data Domain, Inc.*	273	6,080
Echelon Corp.*	366	3,616
Electronics for Imaging, Inc.*	461	6,422
Herman Miller, Inc.	611	14,951
HNI Corp.	366	9,274
Hutchinson Technology, Inc.*	320	3,706
IKON Office Solutions, Inc.	686	11,669
Imation Corp.	238	5,384
Insight Enterprises, Inc.*	418	5,605
Integral Systems, Inc.*	210	4,362
Interface, Inc., Class A	440	5,003
Jack Henry & Associates, Inc.	861	17,504
Knoll, Inc.	384	5,806
Magma Design Automation, Inc.*	893	3,590
Manhattan Associates, Inc.*	397	8,869
Maxwell Technologies, Inc.*	375	5,002
Mentor Graphics Corp.*	798	9,057
Micros Systems, Inc.*	849	22,634
MTS Systems Corp.	260	10,946
Ness Technologies, Inc.*	394	4,519
Netezza Corp.*	365	3,873
Netscout Systems, Inc.*	352	3,745
Palm, Inc.	943	5,630
Perot Systems Corp., Class A*	999	17,333
Quantum Corp.*	2,961	3,109
Rackable Systems, Inc.*	466	4,571
Radiant Systems, Inc.*	300	2,607
Radisys Corp.*	423	3,638
Riverbed Technology, Inc.*	488	6,110
SI International, Inc.*	213	6,401
Silicon Storage Technology, Inc.*	1,437	4,685
SRA International, Inc., Class A*	358	8,102
STEC, Inc.*	492	3,788
Stratasys, Inc.*	260	4,542
SYKES Enterprises, Inc.*	272	5,973
Synaptics, Inc.*	435	13,146
Syntel, Inc.	148	3,626
		291,364
CONSUMER PRODUCTS — 1.1%
ACCO Brands Corp.*	568	4,283

American Greetings Corp., Class A	429	6,559
American Woodmark Corp.	100	2,245
Blyth, Inc.	313	3,549
Central Garden and Pet Co., Class A*	932	5,545
DTS, Inc.*	152	4,230
Ennis, Inc.	301	4,653
Ethan Allen Interiors, Inc.	184	5,156
Furniture Brands International, Inc.	534	5,618
Helen of Troy Ltd.*	237	5,396
Kimball International, Inc., Class B	444	4,795
La-Z-Boy, Inc.	662	6,170
Prestige Brands Holdings, Inc.*	501	4,449
Sealy Corp.	745	4,813
Tempur-Pedic International, Inc.	629	7,397
TiVo, Inc.*	917	6,712
Tupperware Brands Corp.	518	14,312
Universal Electronics, Inc.*	182	4,546
WD-40 Co.	156	5,605
		106,033
CONTAINERS — 0.3%
Graphic Packaging Holding Co.*	1,751	4,377
Rock-Tenn Co., Class A	310	12,394
Silgan Holdings, Inc.	194	9,911
		26,682
COSMETICS & TOILETRIES — 0.2%
Chattem, Inc.*	147	11,492
Elizabeth Arden, Inc.*	241	4,731
		16,223
DIVERSIFIED OPERATIONS — 0.1%
Compass Diversified Holdings	392	5,464

ELECTRONIC COMPONENTS & SEMICONDUCTORS — 6.1%
Actel Corp.*	347	4,331
Advanced Energy Industries, Inc.*	299	4,090
American Science & Engineering, Inc.	76	4,539
American Superconductor Corp.*	362	8,532
Amkor Technology, Inc.*	939	5,981
Analogic Corp.	114	5,673
Applied Micro Circuits Corp.*	582	3,480
ATMI, Inc.*	277	4,980
Axcelis Technologies, Inc.*	1,001	1,702
Axsys Technologies, Inc.*	72	4,244
Badger Meter, Inc.	108	5,071
Bel Fuse, Inc., Class B	169	4,811
Belden, Inc.	369	11,731
Benchmark Electronics, Inc.*	576	8,110
Brady Corp., Class A	420	14,818
Brooks Automation, Inc.*	591	4,941
Cabot Microelectronics Corp.*	188	6,031
Capstone Turbine Corp.*	1,978	2,552
Cavium Networks, Inc.*	268	3,773
Checkpoint Systems, Inc.*	337	6,342
China Security & Surveillance Technology, Inc.*	322	4,469
Cirrus Logic, Inc.*	818	4,458
Cogent, Inc.*	442	4,517
Coherent, Inc.*	207	7,359
Cohu, Inc.	291	4,604

CTS Corp.	367	4,690
Cymer, Inc.*	257	6,510
Daktronics, Inc.	293	4,881
Diodes, Inc.*	240	4,428
Dionex Corp.*	151	9,596
Electro Scientific Industries, Inc.*	332	4,721
EMCORE Corp.*	874	4,318
Emulex Corp.*	722	7,704
Encore Wire Corp.	250	4,527
Ener1, Inc.*	706	5,514
Energy Conversion Devices, Inc.*	454	26,445
EnerSys*	213	4,198
Entegris, Inc.*	1,008	4,879
Evergreen Solar, Inc.*	1,156	6,381
Exar Corp.*	620	4,749
FARO Technologies, Inc.*	196	3,993
FEI Co.*	323	7,691
FormFactor, Inc.*	430	7,491
GrafTech International Ltd.*	1,107	16,727
Graham Corp.	50	2,705
Greatbatch, Inc.*	203	4,982
Hittite Microwave Corp.*	169	5,678
II-VI, Inc.*	207	8,003
Insteel Industries, Inc.	291	3,955
IXYS Corp.*	366	3,327
Kulicke & Soffa Industries, Inc.*	949	4,280
L-1 Identity Solutions, Inc.*	580	8,862
Lattice Semiconductor Corp.*	1,978	4,075
Littelfuse, Inc.*	173	5,143
Macrovision Solutions Corp.*	712	10,951
Mattson Technology, Inc.	910	4,304
Measurement Specialties, Inc.*	270	4,709
Methode Electronics, Inc.	393	3,513
Micrel, Inc.	526	4,771
Microsemi Corp.*	668	17,021
MKS Instruments, Inc.*	430	8,561
Monolithic Power Systems, Inc.*	222	3,856
Netlogic Microsystems, Inc.*	142	4,294
Newport Corp.*	513	5,530
Omnivision Technologies, Inc.*	454	5,180
OSI Systems, Inc.*	200	4,702
Park Electrochemical Corp.	174	4,218
Pericom Semiconductor Corp.*	339	3,559
Photon Dynamics, Inc.*	319	4,897
Plexus Corp.*	345	7,141
PMC-Sierra, Inc.*	1,897	14,076
Powell Industries, Inc.*	99	4,040
Power Integrations, Inc.*	257	6,194
Rofin-Sinar Technologies, Inc.*	256	7,836
Rogers Corp.*	142	5,251
Rudolph Technologies, Inc.*	529	4,433
Sanmina-SCI Corp.*	4,700	6,580
Semtech Corp.*	519	7,245
Sigma Designs, Inc.*	264	3,754
Silicon Image, Inc.*	684	3,653
Skyworks Solutions, Inc.*	1,392	11,637
Spansion, Inc., Class A*	1,679	2,602

Standard Microsystems Corp.*	174	4,347
Supertex, Inc.*	160	4,506
Taser International, Inc.*	788	5,634
Technitrol, Inc.	369	5,458
Tessera Technologies, Inc.*	427	6,977
TriQuint Semiconductor, Inc.*	1,252	5,997
TTM Technologies, Inc.*	403	3,998
Ultratech, Inc.*	325	3,932
Universal Display Corp.*	330	3,617
Varian, Inc.*	249	10,682
Veeco Instruments, Inc.*	282	4,176
Volterra Semiconductor Corp.*	323	4,112
Watts Water Technologies, Inc., Class A	229	6,263
Woodward Governor Co.	610	21,515
Zoran, Corp.*	514	4,194
		601,508
ENERGY RESOURCES & SERVICES — 2.4%
Allete, Inc.	207	9,211
Avista Corp.	686	14,893
Black Hills Corp.	462	14,354
Central Vermont Public Service Corp.	203	4,758
CH Energy Group, Inc.	128	5,577
Clean Energy Fuels Corp.*	343	4,853
Cleco Corp.	519	13,105
El Paso Electric Co.*	421	8,841
FuelCell Energy, Inc.*	600	3,618
Headwaters, Inc.*	354	4,726
Idacorp, Inc.	376	10,938
International Coal Group, Inc.*	1,106	6,901
ITC Holdings Corp.	429	22,209
James River Coal Co.*	220	4,838
MGE Energy, Inc.	166	5,901
NorthWestern Corp.	349	8,770
Ormat Technologies, Inc.	153	5,558
Otter Tail Corp.	248	7,621
Pike Electric Corp.*	200	2,946
Plug Power, Inc.*	1,702	1,685
PNM Resources, Inc.	684	7,004
Portland General Electric Co.	710	16,799
The Empire District Electric Co.	259	5,530
UIL Holdings Corp.	190	6,523
Unisource Energy Corp.	300	8,757
VeraSun Energy Corp.*	932	2,917
Westar Energy, Inc.	1,058	24,376
		233,209
ENGINEERING & CONSTRUCTION — 0.7%
Dycom Industries, Inc.*	355	4,622
EMCOR Group, Inc.*	570	15,002
ENGlobal Corp.*	285	3,782
Exponent, Inc.*	166	5,493
Granite Construction, Inc.	412	14,758
Insituform Technologies, Inc., Class A*	268	4,009
Layne Christensen Co.*	168	5,952
Michael Baker Corp.*	142	4,942
Orion Marine Group, Inc.*	414	4,343
Perini Corp.*	238	6,138
Stanley, Inc.*	88	3,248
		72,289

ENTERTAINMENT & LEISURE — 1.4%
Ambassadors Group, Inc.	260	4,137
Bally Technologies, Inc.*	475	14,383
Brunswick Corp.	760	9,720
Callaway Golf Co.	575	8,090
Churchill Downs, Inc.	114	5,584
Cinemark Holdings, Inc.	320	4,352
Jakks Pacific, Inc.*	245	6,103
Leapfrog Enterprises, Inc.*	576	6,083
Life Time Fitness, Inc.*	301	9,412
Marvel Entertainment, Inc.*	565	19,289
National CineMedia, Inc.	404	4,464
Pinnacle Entertainment, Inc.*	548	4,143
Polaris Industries, Inc.	279	12,692
RC2 Corp.*	188	3,760
Shuffle Master, Inc.*	967	4,922
Speedway Motorsports, Inc.	216	4,208
Vail Resorts, Inc.*	266	9,297
WMS Industries, Inc.*	376	11,494
		142,133
FINANCE — 3.5%
Abington Bancorp, Inc.	492	4,979
Advanta Corp., Class B	641	5,275
Apollo Investment Corp.	1,318	22,472
Ares Capital Corp.	806	8,407
BankFinancial Corp.	330	4,844
Beneficial Mutual Bancorp, Inc.*	414	5,237
Berkshire Hills Bancorp, Inc.	176	5,632
Brookline Bancorp, Inc.	543	6,945
Calamos Asset Management, Inc., Class A	236	4,229
Capital Southwest Corp.	38	5,398
Cohen & Steers, Inc.	175	4,958
Dime Community Bancshares	301	4,581
ESSA Bancorp, Inc.	363	5,046
FCStone Group, Inc.*	252	4,533
Federal Agricultural Mortgage Corp., Class C	165	676
Financial Federal Corp.	202	4,630
First Financial Holdings, Inc.	219	5,733
First Financial Northwest, Inc.	527	5,439
First Niagara Financial Group, Inc.	901	14,191
FirstFed Financial Corp.*	125	980
Flushing Financial Corp.	281	4,917
GAMCO Investors, Inc., Class A	101	5,989
GFI Group, Inc.	1,024	4,823
Gladstone Capital Corp.	312	4,755
Greenhill & Co., Inc.	152	11,210
Hercules Technology Growth Capital, Inc.	466	4,520
Interactive Brokers Group, Inc.*	353	7,826
Investors Bancorp, Inc.*	345	5,192
Kayne Anderson Energy Development Co.	209	3,538
KBW, Inc.*	223	7,346
Kearny Financial Corp.	363	4,443
Knight Capital Group, Inc., Class A*	1,116	16,584
LaBranche & Co., Inc.*	759	3,415
MarketAxess Holdings, Inc.*	501	4,043
MCG Capital Corp.	1,346	3,527

MVC Capital, Inc.	323	4,926
National Financial Partners Corp.	357	5,355
Nelnet, Inc., Class A	200	2,840
NewAlliance Bancshares, Inc.	911	13,692
NGP Capital Resources Co.	297	4,327
Northfield Bancorp, Inc.*	200	2,422
Northwest Bancorp, Inc.	179	4,930
Ocwen Financial Corp.*	326	2,624
optionsXpress Holdings, Inc.	381	7,399
Penson Worldwide, Inc.*	273	3,787
Piper Jaffray Cos.*	175	7,569
Portfolio Recovery Associates, Inc.*	129	6,273
Prospect Capital Corp.	347	4,445
Provident Financial Services, Inc.	508	8,387
Provident New York Bancorp	366	4,839
Stifel Financial Corp.*	212	10,579
SWS Group, Inc.	267	5,383
The First Marblehead Corp.	1,331	3,314
TradeStation Group, Inc.*	510	4,768
United Financial Bancorp, Inc.	390	5,791
Westfield Financial, Inc.	484	4,985
Westwood Holdings Group, Inc.	101	4,787
World Acceptance Corp.*	142	5,112
WSFS Financial Corp.	90	5,400
		350,247
FOOD & BEVERAGES — 1.8%
Boston Beer Co., Inc., Class A*	111	5,271
Cal-Maine Foods, Inc.	114	3,128
Chiquita Brands International, Inc.*	392	6,198
Diamond Foods, Inc.	187	5,242
Flowers Foods, Inc.	644	18,908
Fresh Del Monte Produce, Inc.*	348	7,726
Green Mountain Coffee Roasters, Inc.*	156	6,137
Hain Celestial Group, Inc.*	359	9,883
J&J Snack Foods Corp.	142	4,815
Lancaster Colony Corp.	169	6,365
Lance, Inc.	237	5,378
M&F Worldwide Corp.*	111	4,440
Nash Finch Co.	119	5,131
Peet’s Coffee & Tea, Inc.*	189	5,277
Pilgrim’s Pride Corp.	405	1,008
Ralcorp Holdings, Inc.*	521	35,121
Sanderson Farms, Inc.	182	6,687
Seaboard Corp.	4	5,028
Smart Balance, Inc.*	829	5,438
Spartan Stores, Inc.	197	4,901
The Steak N Shake Co.*	300	2,604
Tootsie Roll Industries, Inc.	203	5,869
TreeHouse Foods, Inc.*	281	8,346
United Natural Foods, Inc.*	386	9,646
		178,547
HEALTH CARE PRODUCTS — 3.9%
Abaxis, Inc.*	227	4,472
Abiomed, Inc.*	268	4,757
Accuray, Inc.*	607	4,898
Affymetrix, Inc.*	605	4,683
Align Technology, Inc.*	561	6,076

American Medical Systems Holdings, Inc.*	626	11,118
Angiodynamics, Inc.*	301	4,756
Arthrocare Corp.*	239	6,625
Bruker Corp.*	435	5,799
Cardiac Science Corp.*	447	4,631
Cepheid, Inc.*	503	6,956
Conceptus, Inc.*	281	4,659
Conmed Corp.*	247	7,904
CryoLife, Inc.*	333	4,369
Cyberonics, Inc.*	208	3,536
Cynosure, Inc., Class A*	195	3,498
Datascope Corp.	103	5,318
ev3, Inc.*	624	6,265
Genomic Health, Inc.*	209	4,734
Haemonetics Corp.*	209	12,899
Hanger Orthopedic Group, Inc.*	275	4,799
Hansen Medical, Inc.*	200	2,688
ICU Medical, Inc.*	160	4,866
Immucor, Inc.*	756	24,162
Insulet Corp.*	359	4,997
Integra LifeSciences Holdings Corp.*	146	6,428
Invacare Corp.	254	6,132
IRIS International, Inc.*	266	4,761
Kensey Nash Corp.*	67	2,108
Luminex Corp.*	354	8,854
Masimo Corp.*	391	14,545
Mentor Corp.	288	6,872
Meridian Bioscience, Inc.	343	9,961
Merit Medical Systems, Inc.*	245	4,599
Natus Medical, Inc.*	236	5,348
NuVasive, Inc.*	305	15,046
Omrix Biopharmaceuticals, Inc.*	215	3,857
OraSure Technologies, Inc.*	967	4,758
Orthofix International NV*	192	3,577
Palomar Medical Technologies, Inc.*	340	4,576
PSS World Medical, Inc.*	527	10,276
Quidel Corp.*	252	4,135
Sirona Dental Systems, Inc.*	182	4,237
Somanetics Corp.*	194	4,243
SonoSite, Inc.*	144	4,522
Spectranetics Corp.*	565	2,616
STERIS Corp.	487	18,301
SurModics, Inc.*	121	3,810
Symmetry Medical, Inc.*	284	5,271
Synovis Life Technologies, Inc.*	200	3,764
Thoratec Corp.*	467	12,259
TomoTherapy, Inc.*	844	3,866
Vital Images, Inc.*	311	4,665
Vital Signs, Inc.	68	5,025
Vnus Medical Technologies, Inc.*	220	4,605
Volcano Corp.*	408	7,054
West Pharmaceutical Services, Inc.	267	13,035
Wright Medical Group, Inc.*	313	9,528
Zoll Medical Corp.*	174	5,693
		387,792
HEALTH CARE SERVICES — 2.1%
Air Methods Corp.*	158	4,473

Alliance Imaging, Inc.*	258	2,650
Almost Family, Inc.*	114	4,509
Amedisys, Inc.*	220	10,707
AMERIGROUP Corp.*	443	11,181
Amsurg Corp.*	248	6,317
Apria Healthcare Group, Inc.*	354	6,457
Assisted Living Concepts, Inc., Class A*	689	4,389
Bio-Reference Labs, Inc.*	186	5,375
Centene Corp.*	368	7,548
Emeritus Corp.*	240	5,976
Genoptix, Inc.*	145	4,737
Gentiva Health Services, Inc.*	198	5,334
Healthsouth Corp.*	711	13,104
Healthspring, Inc.*	405	8,570
Healthways, Inc.*	297	4,791
Kindred Healthcare, Inc.*	225	6,203
LHC Group, Inc.*	170	4,842
Life Sciences Research, Inc.*	141	4,935
Magellan Health Services, Inc.*	376	15,439
Medcath Corp.*	229	4,104
Molina Healthcare, Inc.*	153	4,743
National Healthcare Corp.	101	4,759
Odyssey HealthCare, Inc.*	508	5,156
Psychiatric Solutions, Inc.*	598	22,694
RehabCare Group, Inc.*	248	4,489
Res-Care, Inc.*	253	4,589
Skilled Healthcare Group, Inc., Class A*	298	4,735
Sun Healthcare Group, Inc.*	353	5,175
Sunrise Senior Living, Inc.*	355	4,895
Triple-S Management Corp., Class B*	131	2,134
U.S. Physical Therapy, Inc.*	239	4,149
		209,159
HOTELS & RESORTS — 0.2%
Ameristar Casinos, Inc.	306	4,342
Gaylord Entertainment Co.*	360	10,573
Marcus Corp.	276	4,438
Morgans Hotel Group Co.*	273	2,978
		22,331
INSURANCE — 3.9%
AMBAC Financial Group, Inc.	2,519	5,869
American Equity Investment Life Holding Co.	549	4,117
American Physicians Capital, Inc.	115	4,868
Amerisafe, Inc.*	278	5,060
Argo Group International Holdings Ltd.*	254	9,360
Aspen Insurance Holdings Ltd.	861	23,677
Assured Guaranty Ltd.	479	7,789
Castlepoint Holdings Ltd.	452	5,031
Citizens, Inc.*	669	5,499
CNA Surity Corp.*	168	2,806
Crawford & Co., Class B*	432	6,761
Darwin Professional Underwriters, Inc.*	71	2,209
Delphi Financial Group, Inc., Class A	352	9,870
eHealth, Inc.*	333	5,328
Employers Holdings, Inc.	431	7,491
Enstar Group Ltd.*	46	4,479
FBL Financial Group, Inc., Class A	227	6,331
Flagstone Reinsurance Holdings Ltd.	391	4,016

FPIC Insurance Group, Inc.*	96	4,933
Greenlight Capital Re Ltd., Class A*	248	5,702
Harleysville Group, Inc.	132	4,990
Hilb Rogal & Hobbs Co.	307	14,349
Horace Mann Educators Corp.	333	4,286
Infinity Property & Casualty Corp.	124	5,109
IPC Holdings Ltd.	587	17,733
Kansas City Life Insurance Co.	107	4,922
LandAmerica Financial Group, Inc.	310	7,517
Maiden Holdings Ltd.	730	3,175
Max Capital Group Ltd.	443	10,291
Meadowbrook Insurance Group, Inc.	703	4,963
Montpelier Re Holdings Ltd.	865	14,281
National Western Life Insurance Co., Class A	21	5,083
Navigators Group, Inc.*	119	6,902
Odyssey Re Holdings Corp.	180	7,884
Platinum Underwriters Holdings Ltd.	473	16,782
PMA Capital Corp., Class A*	515	4,542
Presidential Life Corp.	277	4,374
ProAssurance Corp.*	269	15,064
Radian Group, Inc.	1,463	7,374
RLI Corp.	156	9,686
Safety Insurance Group, Inc.	127	4,817
SeaBright Insurance Holdings, Inc.*	399	5,187
Selective Insurance Group	461	10,566
State Auto Financial Corp.	161	4,680
Stewart Information Services Corp.	269	8,003
The Phoenix Cos., Inc.	1,002	9,258
The PMI Group, Inc.	700	2,065
Tower Group, Inc.	239	5,631
United America Indemnity Ltd., Class A*	328	4,667
United Fire & Casualty Co.	208	5,947
Universal American Corp.*	382	4,657
Validus Holdings Ltd.	500	11,625
Zenith National Insurance Corp.	311	11,395
		389,001
MACHINERY & HEAVY EQUIPMENT — 2.3%
Albany International Corp., Class A	248	6,778
Altra Holdings, Inc.*	275	4,059
Applied Industrial Technologies, Inc.	351	9,452
Astec Industries, Inc.*	158	4,871
Baldor Electric Co.	384	11,063
Briggs & Stratton Corp.	423	6,844
Cascade Corp.	93	4,074
Chart Industries, Inc.*	238	6,797
Cognex Corp.	369	7,439
Columbus McKinnon Corp.*	174	4,101
Flow International Corp.*	708	3,597
Franklin Electric Co., Inc.	308	13,721
Gehl Co.*	345	10,153
Intermec, Inc.*	527	10,350
Intevac, Inc.*	424	4,511
iRobot Corp.*	346	5,128
Kadant, Inc.*	199	4,531
K-Tron International, Inc.*	32	4,123
Lindsay Corp.	100	7,275
NACCO Industries, Inc., Class A	50	4,726

Nordson Corp.	274	13,456
Raser Technologies, Inc.*	580	4,930
Regal-Beloit Corp.	265	11,268
Robbins & Myers, Inc.	231	7,145
Sauer-Danfoss, Inc.	151	3,728
Tecumseh Products Co., Class A*	182	4,557
Tennant Co.	155	5,310
The Gorman-Rupp Co.	113	4,262
The Middleby Corp.*	146	7,929
Thermadyne Holdings Corp.*	240	4,001
Wabtec Corp.	447	22,900
		223,079
MANUFACTURING — 1.9%
A. O. Smith Corp.	156	6,114
Actuant Corp., Class A	461	11,636
Acuity Brands, Inc.	338	14,115
Ameron International Corp.	75	5,374
AZZ, Inc.*	108	4,468
Barnes Group, Inc.	393	7,946
Blount International, Inc.*	384	4,274
Ceradyne, Inc.*	226	8,285
Clarcor, Inc.	414	15,711
Colfax Corp.*	199	3,325
EnPro Industries, Inc.*	163	6,057
ESCO Technologies, Inc.*	218	10,501
Federal Signal Corp.	409	5,603
FreightCar America, Inc.	149	4,361
GenTek, Inc.*	187	4,808
Griffon Corp.*	640	5,773
Hexcel Corp.*	1,059	14,498
Koppers Holdings, Inc.	175	6,547
LSB Industries, Inc.*	209	2,895
Matthews International Corp., Class A	254	12,888
Movado Group, Inc.	200	4,470
Myers Industries, Inc.	397	5,006
PMFG, Inc.*	186	2,695
Polypore International, Inc.*	177	3,807
Raven Industries, Inc.	129	5,076
Standex International Corp.	201	5,578
Tredegar Corp.	258	4,590
		186,401
METAL FABRICATE/HARDWARE — 0.9%
A.M. Castle & Co.	235	4,061
Ampco-Pittsburgh Corp.	113	2,927
CIRCOR International, Inc.	139	6,037
Dynamic Materials Corp.	156	3,621
Furmanite Corp.*	408	4,247
Haynes International, Inc.*	101	4,730
Kaydon Corp.	225	10,138
L.B. Foster Co., Class A*	128	3,894
Ladish Co., Inc.*	179	3,625
Mueller Industries, Inc.	310	7,133
Mueller Water Products, Inc., Class A	1,495	13,425
NN, Inc.	300	3,855
Northwest Pipe Co.*	91	3,969
RBC Bearings, Inc.*	299	10,073
Sun Hydraulics Corp.	148	3,854

Worthington Industries, Inc.	519	7,754
		93,343
METALS & MINING — 0.8%
Allied Nevada Gold Corp.*	880	5,034
AMCOL International Corp.	220	6,877
Brush Engineered Materials, Inc.*	174	3,231
Coeur d’Alene Mines Corp.*	4,755	7,275
Compass Minerals International, Inc.	269	14,093
General Moly, Inc.*	690	3,001
Hecla Mining Co.*	1,084	5,073
Kaiser Aluminum Corp.	128	5,498
Olympic Steel, Inc.	98	2,890
Royal Gold, Inc.	236	8,487
RTI International Metals, Inc.*	200	3,912
Stillwater Mining Co.*	656	3,811
Universal Stainless & Alloy*	133	3,398
USEC, Inc.*	977	5,286
		77,866
OIL & GAS — 6.0%
Allis-Chalmers Energy, Inc.*	343	4,339
Arena Resources, Inc.*	305	11,849
Atlas America, Inc.	305	10,404
ATP Oil & Gas Corp.*	250	4,452
Basic Energy Services, Inc.*	356	7,583
Berry Petroleum Co., Class A	367	14,214
Bill Barrett Corp.*	313	10,050
BPZ Resources, Inc.*	518	8,910
Brigham Exploration Co.*	399	4,385
Bronco Drilling Co., Inc.*	313	3,199
Cal Dive International, Inc.*	472	5,003
Callon Petroleum Co.*	249	4,489
CARBO Ceramics, Inc.	167	8,619
Carrizo Oil & Gas, Inc.*	236	8,560
Chesapeake Utilities Corp.	155	5,148
Clayton Williams Energy, Inc.*	57	4,020
Complete Production Services, Inc.*	399	8,032
Comstock Resources, Inc.*	392	19,620
Concho Resources, Inc.*	527	14,550
Contango Oil & Gas Co.*	117	6,316
Crosstex Energy, Inc.	341	8,515
CVR Energy, Inc.*	402	3,425
Dawson Geophysical Co.*	77	3,595
Delta Petroleum Corp.*	544	7,388
Dril-Quip, Inc.*	257	11,151
Energy Partners Ltd.*	424	3,676
Energy XXI Bermuda Ltd.	1,037	3,152
EnergySouth, Inc.	80	4,914
EXCO Resources, Inc.*	1,483	24,203
Flotek Industries, Inc.*	289	3,179
FX Energy, Inc.*	589	4,382
Gasco Energy, Inc.*	1,893	3,445
GMX Resources, Inc.*	130	6,214
Goodrich Petroleum Corp.*	196	8,544
Gran Tierra Energy, Inc.*	1,060	3,933
Grey Wolf, Inc.*	1,495	11,631
Gulf Island Fabrication, Inc.	115	3,964
Gulfport Energy Corp.*	363	3,648

Harvest Natural Resources, Inc.*	446	4,514
Hornbeck Offshore Services, Inc.*	194	7,492
ION Geophysical Corp.*	728	10,330
Lufkin Industries, Inc.	121	9,601
Matrix Service Co.*	227	4,336
McMoRan Exploration Co.*	476	11,253
NATCO Group, Inc., Class A*	170	6,831
Natural Gas Services Group, Inc.*	190	3,319
New Jersey Resources Corp.	384	13,782
Newpark Resources, Inc.*	773	5,643
Nicor, Inc.	464	20,578
Northwest Natural Gas Co.	245	12,740
Oilsands Quest, Inc.*	1,572	4,700
Panhandle Oil and Gas, Inc., Class A	138	3,951
Parallel Petroleum Corp.*	382	3,598
Parker Drilling Co.*	977	7,836
Penn Virginia Corp.	354	18,918
Petroleum Development Corp.*	133	5,901
Petroquest Energy, Inc.*	384	5,894
Piedmont Natural Gas Co.	679	21,701
Pioneer Drilling Co.*	441	5,865
Rex Energy Corp.*	228	3,593
Rosetta Resources, Inc.*	445	8,170
RPC, Inc.	274	3,852
South Jersey Industries, Inc.	231	8,247
Southwest Gas Corp.	336	10,167
Stone Energy Corp.*	279	11,810
Superior Well Services, Inc.*	148	3,746
Swift Energy Co.*	258	9,982
T-3 Energy Services, Inc.*	108	4,009
The Laclede Group, Inc.	185	8,971
Trico Marine Services, Inc.*	195	3,331
TXCO Resources, Inc.*	415	4,167
Union Drilling, Inc.*	447	4,734
Vaalco Energy, Inc.*	657	4,494
Venoco, Inc.*	286	3,718
Warren Resources, Inc.*	548	5,469
Western Refining, Inc.	301	3,043
WGL Holdings, Inc.	514	16,679
Willbros Group, Inc.*	325	8,612
		598,278
PAPER & RELATED PRODUCTS — 0.3%
AbitibiBowater, Inc.#	691	2,674
Buckeye Technologies, Inc.*	507	4,152
Deltic Timber Corp.	86	5,482
Glatfelter	372	5,037
Neenah Paper, Inc.	274	5,425
Schweitzer-Mauduit International, Inc.	268	5,089
Wausau Paper Corp.	558	5,653
		33,512
PHARMACEUTICALS — 6.2%
Acorda Therapeutics, Inc.*	282	6,726
Akorn, Inc.*	1,018	5,222
Alexion Pharmaceuticals, Inc.*	712	27,982
Alkermes, Inc.*	804	10,693
Allos Therapeutics, Inc.*	533	3,950
Alnylam Pharmaceuticals, Inc.*	305	8,830

Alpharma, Inc., Class A*	379	13,981
AMAG Pharmaceuticals, Inc.*	153	5,926
American Oriental Bioengineering, Inc.*	594	3,855
Arena Pharmaceuticals, Inc.*	784	3,920
Ariad Pharmaceuticals, Inc.*	1,517	3,747
Array Biopharma, Inc.*	592	4,547
Auxilium Pharmaceuticals, Inc.*	359	11,632
Bio-Rad Laboratories, Inc., Class A*	156	15,463
Celera Corp.*	656	10,135
Cell Genesys, Inc.*	1,645	971
Cougar Biotechnology, Inc.*	144	4,808
Cubist Pharmaceuticals, Inc.*	469	10,426
CV Therapeutics, Inc.*	521	5,627
Cypress Bioscience, Inc.*	718	5,277
Dendreon Corp.*	841	4,802
Durect Corp.*	880	4,928
Dyax Corp.*	1,039	4,572
Enzo Biochem, Inc.*	357	3,923
Enzon Pharmaceuticals, Inc.*	529	3,904
Exelixis, Inc.*	934	5,679
Geron Corp.*	1,118	4,416
GTx, Inc.*	279	5,307
Halozyme Therapeutics, Inc.*	662	4,859
HealthExtras, Inc.*	263	6,870
Human Genome Sciences, Inc.*	1,885	11,970
Idera Pharmaceuticals, Inc.*	343	4,826
Indevus Pharmaceuticals, Inc.*	718	2,405
Immunogen, Inc.*	917	4,502
Incyte Corp. Ltd.*	585	4,475
InterMune, Inc.*	277	4,739
Isis Pharmaceuticals, Inc.*	1,039	17,549
KV Pharmaceutical Co., Class A*	295	6,699
Ligand Pharmaceuticals, Inc., Class B*	1,489	4,393
Martek Biosciences Corp.	268	8,421
Medarex, Inc.*	1,101	7,123
Medicis Pharmaceutical Corp., Class A	489	7,291
Medivation, Inc.*	223	5,901
Momenta Pharmaceuticals, Inc.*	327	4,287
Myriad Genetics, Inc.*	414	26,860
Nabi Biopharmaceuticals*	813	3,789
Nektar Therapeutics*	1,128	4,050
Neogen Corp.*	185	5,213
Noven Pharmaceuticals, Inc.*	385	4,497
NPS Pharmaceuticals, Inc.*	657	4,691
Omega Protein Corp.*	361	4,245
Onyx Pharmaceuticals, Inc.*	473	17,113
Orexigen Therapeutics, Inc.*	415	4,478
OSI Pharmaceuticals, Inc.*	530	26,124
Osiris Therapeutics, Inc.*	137	2,643
Pain Therapeutics, Inc.*	479	4,680
Par Pharmaceutical Cos., Inc.*	322	3,957
PDL BioPharma, Inc.	1,017	9,468
Pharmasset, Inc.*	232	4,628
PharMerica Corp.*	233	5,240
Pozen, Inc.*	402	4,225
Progenics Pharmaceuticals, Inc.*	401	5,337
Questcor Pharmaceuticals, Inc.*	962	7,071

Regeneron Pharmaceuticals, Inc.*	533	11,635
Rigel Pharmaceuticals, Inc.*	316	7,379
RTI Biologics, Inc.*	516	4,825
Salix Pharmaceuticals Ltd.*	701	4,493
Sangamo Biosciences, Inc.*	489	3,765
Savient Pharmaceuticals, Inc.*	456	6,799
Sciele Pharma, Inc.	301	9,268
Seattle Genetics, Inc.*	534	5,714
Sequenom, Inc.*	486	12,937
Synutra International, Inc.*	104	2,094
The Medicines Co.*	438	10,170
Theravance, Inc.*	452	5,632
United Therapeutics Corp.*	235	24,715
USANA Health Sciences, Inc.*	64	2,623
Valeant Pharmaceuticals International*	845	17,297
Viropharma, Inc.*	605	7,938
Vivus, Inc.*	602	4,780
XenoPort, Inc.*	215	10,425
XOMA Ltd.*	2,371	4,979
Zymogenetics, Inc.*	596	3,969
		617,305
RESTAURANTS — 1.2%
AFC Enterprises*	531	3,855
Bob Evans Farms, Inc.	261	7,123
Buffalo Wild Wings, Inc.*	151	6,076
California Pizza Kitchen, Inc.*	346	4,453
CBRL Group, Inc.	199	5,234
CEC Entertainment, Inc.*	188	6,242
CKE Restaurants, Inc.	460	4,876
Denny’s Corp.*	1,879	4,848
DineEquity, Inc.	240	4,046
Domino’s Pizza, Inc.*	357	4,334
Jack in the Box, Inc.*	491	10,360
Papa John’s International, Inc.*	191	5,188
PF Chang’s China Bistro, Inc.*	209	4,920
Red Robin Gourmet Burgers, Inc.*	171	4,583
Ruby Tuesday, Inc.	678	3,926
Sonic Corp.*	519	7,562
Texas Roadhouse, Inc., Class A*	509	4,576
The Cheesecake Factory*	574	8,392
Wendy’s/Arby’s Group, Inc.	3,322	17,474
		118,068
RETAIL — 4.1%
99 Cents Only Stores*	573	6,286
Aeropostale, Inc.*	717	23,023
Asbury Automotive Group, Inc.	401	4,620
Bebe Stores, Inc.	498	4,865
Big 5 Sporting Goods Corp.	524	5,408
Blockbuster, Inc., Class A*#	2,061	4,246
Borders Group, Inc.	839	5,504
Brown Shoe Co., Inc.	364	5,962
Cabela’s, Inc.*	407	4,917
Casey’s General Stores, Inc.	423	12,762
Cash America International, Inc.	252	9,082
Charlotte Russe Holding, Inc.*	193	1,978
Charming Shoppes, Inc.*	1,006	4,919
Chico’s FAS, Inc.*	1,533	8,385

Christopher & Banks Corp.	541	4,149
Circuit City Stores, Inc.	2,891	2,197
Citi Trends, Inc.*	245	3,991
Coldwater Creek, Inc.*	759	4,395
Collective Brands, Inc.*	554	10,144
Dillard’s, Inc., Class A	477	5,629
Dress Barn, Inc.*	385	5,887
Ezcorp, Inc., Class A*	331	6,223
First Cash Financial Services, Inc.*	271	4,065
Fred’s, Inc., Class A	328	4,664
Genesco, Inc.*	168	5,625
Great Atlantic & Pacific Tea Co.*	306	3,311
Group 1 Automotive, Inc.	222	4,824
Gymboree Corp.*	239	8,484
Hibbett Sports, Inc.*	236	4,725
Hot Topic, Inc.*	440	2,908
Ingles Markets, Inc., Class A	204	4,657
J. Crew Group, Inc.*	361	10,314
Jo-Ann Stores, Inc.*	214	4,490
Jos. A. Bank Clothiers, Inc.*	187	6,283
Longs Drug Stores Corp.	260	19,666
Lululemon Athletica, Inc.*	244	5,619
Nu Skin Enterprises, Inc., Class A	422	6,845
Pacific Sunwear of California*	842	5,667
PetMed Express, Inc.*	341	5,354
Pier 1 Imports, Inc.*	1,218	5,030
Pricesmart, Inc.	221	3,700
Regis Corp.	348	9,570
Ruddick Corp.	340	11,033
Rush Enterprises, Inc., Class A*	370	4,736
Sally Beauty Holdings, Inc.*	802	6,897
Sonic Automotive, Inc., Class A	464	3,925
Stage Stores, Inc.	320	4,371
Talbots, Inc.	394	5,161
The Buckle, Inc.	122	6,776
The Cato Corp., Class A	288	5,054
The Childrens Place Retail Stores Inc.*	201	6,703
The Finish Line, Class A	429	4,286
The Men’s Wearhouse, Inc.	440	9,346
The Pantry, Inc.*	270	5,721
The PEP Boys - Manny, Moe, & Jack	549	3,393
The Wet Seal, Inc., Class A*	1,081	3,924
Tractor Supply Co.*	282	11,858
Tween Brands, Inc.*	457	4,474
Ulta Salon Cosmetics & Fragrances, Inc.*	200	2,656
Weis Markets, Inc.	127	4,573
Winn-Dixie Stores, Inc.*	463	6,436
World Fuel Services Corp.	256	5,896
Zale Corp.*	303	7,575
Zumiez, Inc.*	355	5,850
		401,017
SERVICES - COMMERCIAL — 5.5%
Aaron Rents, Inc.	377	10,205
ABM Industries, Inc.	355	7,753
Administaff, Inc.	185	5,036
Advance America Cash Advance Centers, Inc.	989	2,957
Albany Molecular Research, Inc.*	282	5,101

American Public Education, Inc.*	110	5,311
AMN Healthcare Services, Inc.*	270	4,744
Arbitron, Inc.	226	10,100
Bankrate, Inc.*	145	5,642
BearingPoint, Inc.*	4,323	2,248
Bowne & Co., Inc.	382	4,412
Capella Education Co.*	122	5,229
CBIZ, Inc.*	584	4,941
CDI Corp.	195	4,354
Cenveo, Inc.*	532	4,091
Chemed Corp.	196	8,048
Coinstar, Inc.*	237	7,584
Consolidated Graphics, Inc.*	120	3,640
Corinthian Colleges, Inc.*	1,038	15,570
Cornell Cos, Inc.*	178	4,838
CoStar Group, Inc.*	170	7,716
CRA International, Inc.*	122	3,353
Cross Country Healthcare, Inc.*	324	5,278
Deluxe Corp.	457	6,576
Dollar Financial Corp.*	304	4,679
DynCorp International, Inc., Class A*	319	5,346
Electro Rent Corp.	370	4,969
Emergency Medical Services Corp., Class A*	148	4,422
Euronet Worldwide, Inc.*	418	6,993
Forrester Research, Inc.*	142	4,163
Gartner, Inc.*	506	11,476
Global Cash Access Holdings, Inc.*	821	4,154
Great Lakes Dredge & Dock Corp.	651	4,108
Healthcare Services Group	370	6,767
Heartland Payment Systems, Inc.	217	5,547
Heidrick & Struggles International, Inc.	162	4,884
Hill International, Inc.*	256	3,546
HMS Holdings Corp.*	214	5,127
Huron Consulting Group, Inc.*	169	9,630
Interactive Data Corp.	277	6,986
Jackson Hewitt Tax Service, Inc.	287	4,403
Kelly Services, Inc., Class A	242	4,610
Kendle International, Inc.*	109	4,873
Kenexa Corp.*	217	3,426
Kforce, Inc.*	453	4,625
Korn/Ferry International*	397	7,075
Landauer, Inc.	74	5,383
Live Nation, Inc.*	649	10,559
MAXIMUS, Inc.	137	5,047
McGrath RentCorp	186	5,361
Mobile Mini, Inc.*	285	5,509
Monro Muffler, Inc.	232	5,350
MPS Group, Inc.*	799	8,054
Multi-Color Corp.	213	5,089
Navigant Consulting, Inc.*	422	8,394
Net 1 UEPS Technologies, Inc.*	396	8,843
Odyssey Marine Exploration, Inc.*	1,020	4,631
On Assignment, Inc.*	552	4,350
Parexel International Corp.*	472	13,528
PeopleSupport, Inc.*	405	4,734
PharmaNet Development Group, Inc.*	192	1,386
PHH Corp.*	454	6,034

Pre-Paid Legal Services, Inc.*	110	4,539
Rent-A-Center, Inc.*	559	12,455
Resources Connection, Inc.*	395	8,899
Riskmetrics Group, Inc.*	210	4,110
Rollins, Inc.	322	6,112
RSC Holdings, Inc.*	496	5,635
Sotheby’s	763	15,306
Spherion Corp.*	923	4,495
Steiner Leisure Ltd.*	135	4,641
Stewart Enterprises, Inc., Class A	656	5,156
SuccessFactors, Inc.*	408	4,447
Team, Inc.*	149	5,382
TeleTech Holdings, Inc.*	345	4,292
The Advisory Board Co.*	155	4,675
The Geo Group, Inc.*	431	8,711
The Hackett Group, Inc.*	801	4,357
TNS, Inc.*	216	4,184
TrueBlue, Inc.*	366	5,915
Universal Technical Institute, Inc.*	288	4,913
Valassis Communications, Inc.*	528	4,572
Viad Corp.	172	4,952
VistaPrint Ltd.*	533	17,504
Watson Wyatt Worldwide, Inc., Class A	395	19,643
Wright Express Corp.*	336	9,932
		543,615
TELECOMMUNICATIONS — 4.0%
3Com Corp.*	3,413	7,952
Adaptec, Inc.*	1,227	4,025
Adtran, Inc.	680	13,253
Alaska Communications Systems Group, Inc.	455	5,565
Anixter International, Inc.*	245	14,580
Arris Group, Inc.*	1,079	8,341
Aruba Networks, Inc.*	785	4,027
Atheros Communications, Inc.*	664	15,657
Atlantic Tele-Network, Inc.	148	4,144
Black Box Corp.	144	4,972
Cbeyond, Inc.*	300	4,317
Centennial Communications Corp.*	641	4,000
Cincinnati Bell, Inc.*	1,996	6,168
Comtech Telecommunications Corp.*	207	10,193
Consolidated Communications Holdings, Inc.	320	4,826
EMS Technologies, Inc.*	204	4,551
Extreme Networks*	806	2,716
Fairpoint Communications, Inc.	746	6,468
Finisar Corp.*	3,257	3,290
Foundry Networks, Inc.*	1,523	27,734
General Communication, Inc., Class A*	469	4,343
GeoEye, Inc.*	209	4,625
Global Crossing Ltd.*	271	4,108
Globecomm Systems, Inc.*	489	4,274
Harmonic, Inc.*	843	7,123
Harris Stratex Networks, Inc., Class A*	537	4,194
Hughes Communications, Inc.*	115	4,220
ICO Global Communications Holdings Ltd.*	1,751	1,909
Infinera Corp.*	824	7,877
InterDigital, Inc.*	399	9,596
Iowa Telecommunications Services, Inc.	272	5,081

iPCS, Inc.*	233	5,189
IPG Photonics Corp.*	242	4,721
Ixia*	573	4,223
Knology, Inc.*	504	4,067
MasTec, Inc.*	378	5,024
Netgear, Inc.*	317	4,755
Neutral Tandem, Inc.*	249	4,616
NTELOS Holdings Corp.	222	5,970
Oplink Communications, Inc.*	190	2,293
PAETEC Holding Corp.*	1,458	3,135
Parkervision, Inc.*	453	4,530
Plantronics, Inc.	412	9,278
Polycom, Inc.*	914	21,141
Powerwave Technologies, Inc.*	1,157	4,582
Premiere Global Services, Inc.*	529	7,438
RCN Corp.*	375	4,597
RF Micro Devices, Inc.*	2,311	6,748
SAVVIS, Inc.*	342	4,596
Shenandoah Telecommunications Co.	288	6,356
ShoreTel, Inc.*	831	4,770
Sonus Networks, Inc.*	1,761	5,072
Starent Networks Corp.*	372	4,814
Switch & Data Facilities Co., Inc.*	328	4,084
Sycamore Networks, Inc.*	1,624	5,246
Syniverse Holdings, Inc.*	404	6,710
Tekelec*	564	7,890
tw telecom, inc.*	1,564	16,250
USA Mobility, Inc.*	414	4,554
Utstarcom, Inc.*	1,454	4,900
Viasat, Inc.*	229	5,400
		397,078
TEXTILES & APPAREL — 1.4%
American Apparel, Inc.*	574	4,707
Carter’s, Inc.*	482	9,510
Columbia Sportswear Co.	120	5,035
CROCS, Inc.*	1,103	3,949
Deckers Outdoor Corp.*	112	11,657
G&K Services, Inc., Class A	148	4,891
G-III Apparel Group Ltd.*	100	1,871
Iconix Brand Group, Inc.*	514	6,723
K-Swiss, Inc., Class A	274	4,768
Maidenform Brands, Inc.*	338	4,904
Oxford Industries, Inc.	208	5,373
Quiksilver, Inc.*	1,094	6,280
Skechers U.S.A., Inc., Class A*	283	4,763
Steven Madden Ltd.*	195	4,832
The Warnaco Group, Inc.*	385	17,437
Timberland Co., Class A*	413	7,174
True Religion Apparel, Inc.*	187	4,834
Under Armour, Inc., Class A*	284	9,020
Unifirst Corp.	116	4,998
Volcom, Inc.*	267	4,614
Weyco Group, Inc.	100	3,347
Wolverine World Wide, Inc.	406	10,747
		141,434
TRANSPORTATION & RELATED SERVICES — 2.0%
Aircastle Ltd.	389	3,855

Amerco, Inc.*	121	5,074
American Commercial Lines, Inc.*	459	4,884
Arkansas Best Corp.	185	6,233
Atlas Air Worldwide Holdings, Inc.*	108	4,353
Bristow Group, Inc.*	312	10,558
Celadon Group, Inc.*	366	4,198
DHT Maritime, Inc.	524	3,521
Dynamex, Inc.*	166	4,724
Eagle Bulk Shipping, Inc.	356	4,963
Forward Air Corp.	228	6,208
Genco Shipping & Trading Ltd.	174	5,784
General Maritime Corp.	200	3,896
Genesee & Wyoming, Inc., Class A*	250	9,380
Golar LNG Ltd.	300	3,984
Greenbrier Cos., Inc.	247	4,819
GulfMark Offshore, Inc.*	187	8,393
Heartland Express, Inc.	428	6,643
Horizon Lines, Inc., Class A	403	3,978
Hub Group, Inc., Class A*	309	11,634
Knight Transportation, Inc.	714	12,117
Knightsbridge Tankers Ltd.	173	4,579
Marten Transport Ltd.*	234	4,565
Nordic American Tanker Shipping	254	8,143
Old Dominion Freight Line, Inc.*	223	6,320
Pacer International, Inc.	284	4,677
PHI, Inc.*	128	4,727
Saia, Inc.*	258	3,426
Ship Finance International Ltd.	398	8,581
TAL International Group, Inc.	193	4,018
TBS International Ltd., Class A*	173	2,329
Teekay Tankers Ltd., Class A	251	4,249
Werner Enterprises, Inc.	542	11,767
YRC Worldwide, Inc.*	496	5,932
		202,512
UTILITIES - WATER — 0.4%
American States Water Co.	123	4,735
California Water Service Group	145	5,582
Connecticut Water Service, Inc.	185	5,356
Consolidated Water Co., Inc.	212	3,608
Middlesex Water Co.	281	4,909
Pico Holdings, Inc.*	146	5,243
SJW Corp.	172	5,155
Southwest Water, Co.	411	5,240
		39,828
WASTE MANAGEMENT — 1.0%
American Ecology Corp.	153	4,233
Calgon Carbon Corp.*	344	7,004
Casella Waste Systems, Inc., Class A*	368	4,320
Clean Harbors, Inc.*	157	10,605
Darling International, Inc.*	705	7,833
EnergySolutions, Inc.	260	2,600
Fuel Tech, Inc.*	231	4,179
Met-Pro Corp.	333	4,858
Metalico, Inc.*	381	2,248
Mine Safety Appliances Co.	265	10,102
Rentech, Inc.*	2,079	2,765
Tetra Tech, Inc.*	497	11,958

Waste Connections, Inc.*	643	22,055
		94,760
WHOLESALE DISTRIBUTOR — 1.0%
Beacon Roofing Supply, Inc.*	375	5,857
Brightpoint, Inc.*	604	4,349
Core-Mark Holding Co, Inc.*	163	4,073
Fossil, Inc.*	389	10,981
Houston Wire & Cable Co.	269	4,619
MWI Veterinary Supply, Inc.*	125	4,911
Owens & Minor, Inc.	436	21,146
Pool Corp.	417	9,729
Scansource, Inc.*	225	6,478
School Specialty, Inc.*	154	4,803
United Stationers, Inc.*	189	9,040
Watsco, Inc.	182	9,151
		95,137

TOTAL COMMON STOCKS (Cost $9,566,697)		8,976,307

REAL ESTATE INVESTMENT TRUSTS — 6.2%
APARTMENTS — 0.6%
American Campus Communities, Inc.	333	11,282
Education Realty Trust, Inc.	463	5,130
Home Properties, Inc.	340	19,703
Mid-America Apartment Communities, Inc.	209	10,270
Post Properties, Inc.	356	9,957
		56,342
BUILDING & REAL ESTATE — 1.2%
Agree Realty Corp.	178	5,091
Alexander’s, Inc.*	17	6,800
Anthracite Capital, Inc.	863	4,626
Anworth Mortgage Asset Corp.	772	4,570
Capstead Mortgage Corp.	432	4,730
Equity Lifestyle Properties, Inc.	161	8,538
Getty Realty Corp.	233	5,182
Gramercy Capital Corp.	782	2,025
Hatteras Financial Corp.	100	2,320
MFA Mortgage Investments, Inc.	1,848	12,012
National Retail Properties, Inc.	671	16,070
Newcastle Investment Corp.	703	4,464
NorthStar Realty Finance Corp.	646	5,007
RAIT Financial Trust	818	4,491
Realty Income Corp.	928	23,757
Redwood Trust, Inc.	290	6,302
Sun Communities, Inc.	252	4,992
		120,977
FINANCE — 0.1%
Friedman Billings Ramsey Group, Inc., Class A	2,612	4,440

HEALTHCARE — 0.8%
Healthcare Realty Trust, Inc.	413	12,039
LTC Properties, Inc.	181	5,307
Medical Properties Trust, Inc.	974	11,055
National Health Investors, Inc.	185	6,323
Omega Healthcare Investors, Inc.	701	13,782

Senior Housing Properties Trust	1,165	27,762
Universal Health Realty Income Trust	136	5,290
		81,558
HOTELS & RESORTS — 0.4%
Ashford Hospitality Trust, Inc.	1,163	4,710
DiamondRock Hospitality Co.	828	7,535
FelCor Lodging Trust, Inc.	622	4,454
Hersha Hospitality Trust	671	4,992
LaSalle Hotel Properties	345	8,045
Strategic Hotels & Resorts, Inc.	676	5,104
Sunstone Hotel Investors, Inc.	454	6,129
		40,969
INDUSTRIAL — 0.5%
DCT Industrial Trust, Inc.	1,421	10,643
EastGroup Properties, Inc.	193	9,368
First Industrial Realty Trust, Inc.	351	10,067
First Potomac Realty Trust	295	5,071
Monmouth Real Estate Investment Corp.	1,362	10,610
		45,759
MIXED INDUSTRIAL/OFFICE — 0.9%
CapLease, Inc.	612	4,853
Colonial Properties Trust	385	7,196
Cousins Properties, Inc.	386	9,750
Entertainment Properties Trust	284	15,540
Investors Real Estate Trust	475	5,315
Lexington Realty Trust	422	7,267
Mission West Properties, Inc.	490	4,773
One Liberty Properties, Inc.	266	4,700
PS Business Parks, Inc.	121	6,970
Washington Real Estate Investment Trust	493	18,059
Winthrop Realty Trust	1,555	6,065
		90,488
OFFICE PROPERTY — 0.7%
BioMed Realty Trust, Inc.	599	15,844
Corporate Office Properties Trust	312	12,589
Franklin Street Properties Corp.	914	11,882
Highwoods Properties, Inc.	559	19,878
Maguire Properties, Inc.	470	2,801
Parkway Properties, Inc.	135	5,111
		68,105
PAPER & RELATED PRODUCTS — 0.2%
Potlatch Corp.	361	16,747

REGIONAL MALLS — 0.1%
Glimcher Realty Trust	492	5,136
Pennsylvania Real Estate Investment Trust	298	5,617
		10,753
STORAGE — 0.2%
Extra Space Storage, Inc.	678	10,414
Sovran Self Storage, Inc.	174	7,818
U-Store-It Trust	439	5,387
		23,619
STRIP CENTERS — 0.5%
Acadia Realty Trust	231	5,840
Cedar Shopping Centers, Inc.	365	4,825
Equity One, Inc.	243	4,979

Inland Real Estate Corp.	453	7,108
Ramco-Gershenson Properties Trust	212	4,753
Saul Centers, Inc.	108	5,458
Tanger Factory Outlet Centers, Inc.	252	11,035
Urstadt Biddle Properties, Inc., Class A	279	5,231
		49,229

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $583,720)		608,986

	Par
	(000)
U. S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills
0.130%, 12/11/08^^	$1	999
0.250%, 12/11/08^^	3	2,996
1.540%, 12/11/08^^	1	999
1.580%, 12/11/08^^	9	8,988

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,967)		13,982

	Number of
	Shares
SHORT-TERM INVESTMENTS — 2.9%
BlackRock Liquidity Funds TempCash - Institutional Shares	145,674	145,674
BlackRock Liquidity Funds TempFund - Institutional Shares	145,673	145,673

TOTAL SHORT-TERM INVESTMENTS (Cost $291,347)		291,347

	Par
	(000)
SECURITIES LENDING COLLATERAL— 0.1%
Institutional Money Market Trust
3.128%, 10/01/08
(Cost $12,075)	$12	12,075

TOTAL INVESTMENTS — 100.0% (Cost $10,467,806)(a)		$9,902,697

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

^^ Market value held as collateral for the open futures contract.

(a) At September 30, 2008, the cost for Federal income tax purposes was $10,467,952.  Net unrealized depreciation was $565,255.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $346,827 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $912,082.

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$9,876,640
Level 2 — Other Significant Observable Inputs	26,057
Level 3 — Significant Unobservable Inputs	—
Total	$9,902,697

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of
	Shares	Value†
COMMON STOCKS — 95.1%
AUSTRALIA — 6.0%
AGL Energy Ltd.	393	4,334
Alumina Ltd.	1,251	3,154
Amcor Ltd.	1,079	4,745
AMP Ltd.	1,439	8,182
Asciano Group	1,138	2,975
ASX Ltd.	167	4,117
Australia & New Zealand Banking Group Ltd.	1,576	24,348
AXA Asia Pacific Holdings Ltd.	1,168	4,806
Bendigo & Adelaide Bank Ltd.	482	4,601
BHP Billiton Ltd.	2,959	76,551
BlueScope Steel Ltd.	616	3,630
Boral Ltd.	909	4,514
Brambles Ltd.	982	6,127
CFS Retail Property Trust	2,698	4,895
Coca-Cola Amatil Ltd.	679	4,534
Cochlear Ltd.	109	5,223
Commonwealth Bank of Australia	1,143	40,284
Computershare Ltd.	619	4,680
Crown Ltd.	903	6,272
CSL Ltd.	463	14,027
CSR Ltd.	2,371	4,751
Dexus Property Group	4,018	4,726
Fairfax Media Ltd.	2,037	4,365
Fortescue Metals Group Ltd.*	1,092	4,155
Foster’s Group Ltd.	1,290	5,763
GPT Group	3,552	5,192
Incitec Pivot Ltd.	960	3,846
Insurance Australia Group Ltd.	1,468	4,873
Leighton Holdings Ltd.	127	3,909
Lend Lease Corp. Ltd.	630	4,647
Lion Nathan Ltd.	648	4,851
Macquarie Group Ltd.	209	6,435
Macquarie Infrastructure Group	2,154	4,084
Metcash Ltd.	1,453	4,651
Mirvac Group	2,067	4,213
National Australia Bank Ltd.	1,383	27,912
Newcrest Mining Ltd.	377	7,833
OneSteel Ltd.	889	3,289
Orica Ltd.	243	4,104
Origin Energy Ltd.	709	9,171
OZ Minerals Ltd.	3,095	3,927
Qantas Airways Ltd.	1,666	4,247
QBE Insurance Group Ltd.	737	15,894
Rio Tinto Ltd.	250	16,846
Santos Ltd.	451	6,901
Sims Group Ltd.	179	4,337
Sonic Healthcare Ltd.	413	4,393
St. George Bank Ltd.	427	10,078
Stockland Corp. Ltd.	1,215	5,455

Suncorp-Metway Ltd.	684	5,199
Tabcorp Holdings Ltd.	699	4,592
Tatts Group Ltd.	2,178	4,200
Telstra Corp. Ltd.	3,844	12,897
Toll Holdings Ltd.	827	4,685
Transurban Group	1,032	4,730
Wesfarmers Ltd.	496	11,535
Wesfarmers Ltd. PPS	165	3,798
Westfield Group	1,432	19,615
Westpac Banking Corp.	1,613	28,590
Woodside Petroleum Ltd.	408	16,463
Woolworths Ltd.	1,048	23,085
WorleyParsons Ltd.	163	4,032
		570,268
AUSTRIA — 0.5%
Atrium European Real Estate Ltd.*	642	4,837
Erste Group Bank AG	175	8,712
IMMOFINANZ AG	871	3,081
Oestrreichische Elektrizitaetswirtschafts AG	67	4,123
OMV AG	148	6,238
Raiffeisen International Bank Holding AG	43	3,106
Strabag SE	80	3,560
Telekom Austria AG	276	4,856
voestalpine AG	92	2,875
Wienerberger AG	204	5,539
		46,927
BELGIUM — 0.8%
Belgacom S.A.	128	4,822
Colruyt S.A.	19	4,769
Compagnie Nationale a Portefeuille S.A.	69	4,566
Delhaize Group	82	4,763
Dexia S.A.	379	4,140
Fortis N.V.	1,977	12,214
Groupe Bruxelles Lambert S.A.	64	5,524
InBev N.V.	161	9,578
KBC Ancora SCA	70	4,613
KBC Group N.V.	139	12,092
Solvay S.A.	41	5,033
UCB S.A.	128	4,548
Umicore	132	4,076
		80,738
DENMARK — 1.1%
A.P. Moller - Maersk A/S, A Shares	1	8,626
A.P. Moller - Maersk A/S, B Shares	1	8,699
Carlsberg A/S, B Shares	100	7,624
Danisco A/S	50	2,810
Danske Bank A/S	300	7,223
DSV A/S	300	4,776
FLSmidth & Co. A/S	100	5,078
Jyske Bank A/S*	85	4,280
Novo Nordisk A/S, B Shares	400	20,737
Novozymes A/S, B Shares	50	4,456
Sydbank A/S	150	4,499
Topdanmark A/S*	50	7,165

Vestas Wind Systems A/S*	200	17,457
		103,430
FINLAND — 1.4%
Elisa Oyj	250	4,906
Fortum Oyj	373	12,518
Kesko Oyj, B Shares	200	5,117
Kone Oyj, B Shares	169	4,599
Metso Oyj	100	2,453
Neste Oil Oyj	209	4,359
Nokia Oyj	3,400	63,415
Nokian Renkaat Oyj	130	3,128
Outokumpu Oyj	200	3,186
Rautaruukki Oyj	200	3,997
Sampo Oyj, A Shares	281	6,393
Stora Enso Oyj, R Shares	500	4,885
UPM-Kymmene Oyj	665	10,375
Wartsila Oyj	100	4,213
		133,544
FRANCE — 10.1%
Accor	134	7,156
Aeroports de Paris	61	5,037
Air France-KLM S.A.	206	4,716
Alcatel-Lucent	1,890	7,283
Alstom	184	13,967
ArcelorMittal	763	38,651
Atos Origin S.A.	94	4,137
AXA	1,411	46,188
BNP Paribas	730	69,684
Bouygues S.A.	180	8,154
Cap Gemini S.A.	104	4,913
Carrefour S.A.	539	25,418
Casino Guichard-Perracho	52	4,640
Christian Dior S.A.	46	3,489
Cie Gen De Geophysique-Veritas	126	3,998
CNP Assurances S.A.	42	4,744
Compagnie de Saint-Gobain	215	11,122
Compagnie Generale des Establissements Michelin, B Shares	102	6,607
Credit Agricole S.A.	744	14,329
Dassault Systemes	83	4,447
Eiffage S.A.	78	4,179
Electricite de France	182	13,161
Essilor International S.A.	143	7,142
Eurazeo	50	4,227
European Aeronautic Defence & Sapce Co. N.V.	233	3,976
Eutelsat Communications	184	4,894
France Telecom	1,611	45,188
GDF Suez	999	51,974
Groupe Danone	386	27,380
Hermes International	54	8,786
Klepierre	127	4,971
L’Air Liquide S.A.	221	24,284
Lafarge S.A.	118	12,424
Lagardere S.C.A.	89	4,012
L’Oreal S.A.	209	20,508
LVMH Moet Hennessy Louis Vuitton S.A.	214	18,788

Natixis S.A.	572	1,915
Neopost S.A.	48	4,526
Pernod Ricard S.A.	130	11,452
Peugeot S.A.	103	3,877
PPR S.A.	53	4,742
Publicis Groupe S.A.	157	4,945
Renault S.A.	154	9,814
SAFRAN	281	4,918
Sanofi-Aventis	906	59,565
Schneider Electric S.A.	200	17,175
SCOR SE	222	4,317
SES S.A.	226	4,678
Societe Generale	400	35,932
Sodexo	75	4,426
STMicroelectronics N.V.	500	5,070
SUEZ Environment*	215	5,294
Technip	63	3,540
Thales	90	4,542
Total S.A.	1,926	117,004
Unibail-Rodamco Co.	64	12,949
Valeo S.A.	141	4,267
Vallourec S.A.	43	9,278
Veolia Environment S.A.	311	12,795
Vinci S.A.	321	15,124
Vivendi	1,044	32,730
Wendel Investissement	45	3,589
Zodiac S.A.	98	4,674
		947,712
GERMANY — 8.5%
adidas AG	249	13,302
Allianz SE	398	54,565
BASF SE	865	41,240
Bayer AG	700	51,266
Bayerische Motoren Werke AG	300	11,628
Beiersdorf AG	85	5,373
Bilfinger Berger AG	75	3,906
Celesio AG	129	5,630
Commerzbank AG	505	7,486
Continental AG	123	10,141
Daimler AG	793	39,375
Deutsche Post AG	681	14,209
Deutsche Bank AG	434	31,047
Deutsche Boerse AG	167	15,282
Deutsche Lufthansa AG	233	4,555
Deutsche Postbank AG	82	3,106
Deutsche Telekom AG	2,500	37,968
E.ON AG	1,702	85,673
Fraport AG Frankfurt Airport Services Worldwide	78	4,635
Fresenius Medical Care AG & Co. KGaA	143	7,403
Fresenius SE (Preference)	71	5,167
GEA Group AG	167	3,232
Hannover Ruckversicherung AG	119	4,355
HeidelbergCement AG	45	4,755
Henkel AG & Co. KGaA	135	4,140
Henkel AG & Co. KGaA (Preference)	124	4,523
Hochtief AG	67	3,198

Hypo Real Estate Holding AG	204	1,203
Infineon Technologies AG*	591	3,281
K+S AG	125	8,667
Linde AG	108	11,533
MAN AG	78	5,251
Merck KGaA	45	4,799
Metro AG	90	4,513
Muenchener Ruckversicherung AG	179	27,001
Porsche Automobil Holding SE (Preference)	68	7,374
Q-Cells AG*	51	4,277
Rheinmetall AG	84	4,521
RWE AG	376	35,846
RWE AG (Preference)	57	4,099
Salzgitter AG	33	3,337
SAP AG	755	40,210
Siemens AG	755	70,424
SolarWorld AG	104	4,378
ThyssenKrupp AG	295	8,857
TUI AG	246	4,064
Volkswagen AG	128	50,156
Volkswagen AG (Preference)	90	11,205
Wacker Chemie AG	28	3,998
		796,154
GREECE — 0.6%
Alpha Bank	280	6,096
EFG Eurobank Ergasias S.A.	230	4,192
Coca-Cola Hellenic Bottling Co. S.A.	190	4,147
Hellenic Telecommunications Organization S.A.	240	4,314
Marfin Investment Group S.A.*	757	5,431
National Bank of Greece S.A.	465	18,844
OPAP S.A.	160	4,911
Piraeus Bank S.A.	225	4,685
Public Power Corp. S.A.	180	2,777
Titan Cement Co. S.A.	130	4,293
		59,690
HONG KONG — 2.1%
BOC Hong Kong (Holdings) Ltd.	3,500	6,257
Cheung Kong (Holdings) Ltd.	1,000	11,329
CLP Holdings Ltd.	2,000	16,133
Esprit Holdings Ltd.	1,000	6,199
Hang Lung Group Ltd.	1,000	3,168
Hang Lung Properties Ltd.	2,000	4,708
Hang Seng Bank Ltd.	800	15,123
Henderson Land Development Co. Ltd.	1,000	4,458
Hong Kong Exchanges and Clearing Ltd.	2,000	24,633
HongKong Electric Holdings Ltd.	1,500	9,421
Hopewell Holdings Ltd.	1,000	3,632
Hutchison Whampoa Ltd.	2,000	15,361
Kerry Properties Ltd.	1,000	3,241
Li & Fung Ltd.	2,000	4,894
MTR Corp. Ltd.	1,500	4,429
New World Development Ltd.	3,000	3,341
PCCW Ltd.	8,000	3,333
Shangri-La Asia Ltd.	2,000	2,865
Sino Land Co. Ltd.	4,000	4,480

Sun Hung Kai Properties Ltd.	2,000	20,610
Swire Pacific Ltd., Class A	500	4,395
The Bank of East Asia Ltd.	1,200	3,777
The Hong Kong & China Gas Co. Ltd.	4,000	9,131
The Link Real Estate Investment Trust	2,000	4,158
Wharf Holdings Ltd.	1,000	2,857
Wheelock & Co. Ltd.	2,000	3,628
		195,561
IRELAND — 0.4%
Allied Irish Banks Plc	568	4,669
Anglo Irish Bank Corp. Plc	614	3,347
Bank of Ireland	645	3,596
CRH Plc	402	8,507
Elan Corp. Plc*	400	4,234
Irish Life & Permanent Plc	626	4,385
Kerry Group Plc, Class A	174	5,098
		33,836
ITALY — 3.4%
A2A SpA	1,615	4,121
Alleanza Assicurazioni SpA	522	4,798
Assicurazioni Generali SpA	1,015	33,695
Atlantia SpA	183	3,770
Banca Monte dei Paschi di Siena SpA	1,898	4,724
Banca Popolare di Milano	517	4,394
Banco Popolare S.C.	453	7,037
Enel SpA	4,172	34,826
Eni SpA	2,347	62,210
Fiat SpA	557	7,485
Finmeccanica SpA	189	4,097
Fondiaria-SAI SpA	169	3,989
Intesa Sanpaolo SpA	6,675	36,710
Intesa Sanpaolo SpA, RNC	1,026	4,895
Luxottica Group SpA	206	4,740
Mediaset SpA	711	4,515
Mediobanco SpA	359	4,873
Parmalat SpA	1,829	4,317
Prysmian SpA	213	4,190
Saipem SpA	344	10,293
Snam Rete Gas SpA	786	4,750
Telecom Italia SpA	8,885	13,223
Telecom Italia SpA, RSP	4,672	5,296
Terna SpA	1,245	4,577
Unione di Banche Italiane ScpA	450	9,858
UniCredit SpA	10,111	37,808
		325,191
JAPAN — 21.7%
Advantest Corp.	200	4,229
Aeon Co. Ltd.	500	5,108
Aisin Seiki Co. Ltd.	200	4,898
Ajinomoto Co., Inc.	1,000	9,531
Amada Co. Ltd.	1,000	5,492
Asahi Breweries Ltd.	300	5,258
Asahi Glass Co. Ltd.	1,000	8,791
Asahi Kasei Corp.	1,000	4,207

Astellas Pharma, Inc.	400	16,808
Benesse Corp.	100	4,084
Bridgestone Corp.	500	9,466
Brother Industries Ltd.	400	4,235
Canon, Inc.	1,000	37,911
Casio Computer Co. Ltd.	400	3,756
Central Japan Railway Co.	2	18,859
Chubu Electric Power Co., Inc.	600	14,138
Chugai Pharmaceutical Co. Ltd.	300	4,889
Chuo Mitsui Trust Holdings, Inc.	1,000	5,399
Citizen Holdings Co. Ltd.	800	5,545
Credit Saison Co. Ltd.	200	3,287
Dai Nippon Printing Co. Ltd.	1,000	13,488
Daiichi Sankyo Co. Ltd.	600	15,460
Daikin Industries Ltd.	200	6,746
Daito Trust Construction Co. Ltd.	100	3,719
Daiwa House Industry Co. Ltd.	1,000	9,561
Daiwa Securities Group, Inc.	1,000	7,284
Denso Corp.	400	9,811
Dentsu, Inc.	3	6,033
East Japan Railway Co.	3	22,373
Eisai Co. Ltd.	200	7,810
Electric Power Development Co. Ltd.	100	3,229
Elpida Memory, Inc.*	200	3,759
Fanuc Ltd.	200	15,046
Fast Retailing Co. Ltd.	100	9,920
Fuji Heavy Industries Ltd.	1,000	5,065
FUJIFILM Holdings Corp.	400	10,312
Fujitsu Ltd.	2,000	11,244
Fukuoka Financial Group, Inc.	1,000	3,680
Furukawa Electric Co. Ltd.	1,000	4,416
Gunma Bank Ltd.	1,000	5,702
Hankyu Hanshin Holdings, Inc.	1,000	4,593
Hirose Electric Co. Ltd.	100	9,531
Hisamitsu Pharmaceutical Co. Ltd.	100	4,377
Hitachi Construction Machinery Co. Ltd.	200	4,943
Hitachi Ltd.	3,000	20,253
Hokuhoku Financial Group, Inc.	2,000	4,463
Hokuriku Electric Power Co.	200	4,813
Honda Motor Co. Ltd.	1,500	45,499
Hoya Corp.	300	5,951
IBIDEN Co. Ltd.	200	4,869
IHI Corp.	3,000	4,714
INPEX Holdings, Inc.	1	8,498
Isetan Mitsukoshi Holdings Ltd.	500	5,867
Isuzu Motors Ltd.	1,000	2,779
ITOCHU Corp.	1,000	6,024
J. Front Retailing Co. Ltd.	1,000	5,769
Japan Tobacco, Inc.	4	15,076
JFE Holdings, Inc.	400	12,406
Joyo Bank Ltd.	1,000	4,552
JSR Corp.	300	4,001
JTEKT Corp.	400	4,564
Kajima Corp.	2,000	6,042
Kao Corp.	1,000	26,818
Kawasaki Heavy Industries Ltd.	2,000	4,267
Kawasaki Kisen Kaisha Ltd.	1,000	6,187

KDDI Corp.	3	16,994
Keihin Electric Express Railway Co. Ltd.	1,000	6,554
Keyence Corp.	100	19,948
Kintetsu Corp.	2,000	6,920
Kirin Holdings Co. Ltd.	1,000	13,139
Kobe Steel Ltd.	2,000	4,025
Komatsu Ltd.	800	13,097
Konami Corp.	200	5,033
Konica Minolta Holdings, Inc.	500	5,714
Kubota Corp.	1,000	6,307
Kuraray Co. Ltd.	500	4,970
Kurita Water Industries Ltd.	200	4,684
Kyocera Corp.	100	7,591
Kyushu Electric Power Co., Inc.	300	6,253
Lawson, Inc.	100	4,612
Makita Corp.	200	4,097
Marubeni Corp.	1,000	4,533
Marui Group Co. Ltd.	600	4,481
Mazda Motor Corp.	1,000	4,073
Mitsubishi Chemical Holdings Corp.	1,000	5,286
Mitsubishi Corp.	1,200	25,032
Mitsubishi Electric Corp.	2,000	13,494
Mitsubishi Estate Co. Ltd.	1,000	19,705
Mitsubishi Gas Chemical Co., Inc.	1,000	4,836
Mitsubishi Heavy Industries Ltd.	3,000	13,030
Mitsubishi Materials Corp.	1,000	3,141
Mitsubishi Motors Corp.*	3,000	5,055
Mitsubishi UFJ Financial Group, Inc.	9,100	79,354
Mitsui & Co. Ltd.	2,000	24,829
Mitsui Chemicals, Inc.	1,000	4,409
Mitsui Fudosan Co. Ltd.	1,000	19,322
Mitsui OSK Lines Ltd.	1,000	8,688
Mitsui Sumitomo Insurance Group Holdings, Inc.	300	10,217
Mizuho Financial Group, Inc.	9	39,358
Mizuho Trust & Banking Co. Ltd.	3,000	4,116
Murata Manufacturing Co. Ltd.	200	8,074
Namco Bandai Holdings, Inc.	400	4,397
NEC Corp.	2,000	8,548
Nidec Corp.	100	6,152
Nintendo Co. Ltd.	100	42,417
Nippon Building Fund, Inc.	1	9,421
Nippon Mining Holdings, Inc.	1,000	4,028
Nippon Oil Corp.	1,000	5,036
Nippon Paper Group, Inc.	2	5,845
Nippon Sheet Glass Co. Ltd.	1,000	5,179
Nippon Steel Corp.	4,000	15,101
Nippon Telegraph & Telephone Corp.	5	22,317
Nippon Yusen K.K.	1,000	6,519
Nipponkoa Insurance Co. Ltd.	1,000	5,621
Nissan Motor Co. Ltd.	2,000	13,524
Nisshin Steel Co. Ltd.	2,000	3,869
Nissin Food Products Co. Ltd.	200	7,128
Nitto Denko Corp.	200	5,088
Nomura Holdings, Inc.	1,600	20,880
Nomura Research Institute Ltd.	200	4,116
NSK Ltd.	1,000	5,777
NTN Corp.	1,000	5,197

NTT Data Corp.	1	3,954
NTT DoCoMo, Inc.	15	24,010
Obayashi Corp.	1,000	5,057
Odakyu Electric Railway Co. Ltd.	1,000	7,402
Oji Paper Co. Ltd.	1,000	5,027
OMRON Corp.	300	4,657
Ono Pharmaceutical Co. Ltd.	100	4,620
Oriental Land Co. Ltd.	100	6,779
ORIX Corp.	70	8,765
Osaka Gas Co. Ltd.	1,000	3,443
Panasonic Corp.	2,000	34,479
Panasonic Electric Works Co. Ltd.	1,000	8,881
Rakuten, Inc.	9	5,079
Resona Holdings, Inc.	4	5,396
Ricoh Co. Ltd.	1,000	14,061
Rohm Co. Ltd.	100	5,500
Sankyo Co. Ltd.	100	5,076
Sanyo Electric Co. Ltd.*	2,000	3,473
SBI Holdings, Inc.	24	3,593
Secom Co. Ltd.	200	8,332
Seiko Epson Corp.	200	4,651
Sekisui House Ltd.	1,000	9,181
Seven & I Holdings Co. Ltd.	700	20,111
Sharp Corp.	1,000	10,927
Shimadzu Corp.	1,000	8,103
Shimano, Inc.	100	3,443
Shimizu Corp.	1,000	4,764
Shin-Etsu Chemical Co. Ltd.	400	19,020
Shinsei Bank Ltd.	2,000	6,152
Showa Denko K.K.	2,000	4,217
Showa Shell Sekiyu K.K.	500	4,870
SMC Corp.	100	10,419
Softbank Corp.	700	9,122
Sojitz Corp.	1,800	4,172
Sompo Japan Insurance, Inc.	1,000	8,488
Sony Corp.	900	27,754
Sony Financial Holdings, Inc.	1	3,937
Stanley Electric Co. Ltd.	300	4,401
SUMCO Corp.	200	3,166
Sumitomo Chemical Co. Ltd.	1,000	4,418
Sumitomo Corp.	900	8,391
Sumitomo Electric Industries Ltd.	600	6,531
Sumitomo Heavy Industries Ltd.	1,000	4,768
Sumitomo Metal Industries Ltd.	3,000	9,300
Sumitomo Metal Mining Co., Ltd.	1,000	10,022
Sumitomo Mitsui Financial Group, Inc.	6	37,618
Suzuken Co. Ltd.	100	3,039
Suzuki Motor Corp.	300	5,559
T&D Holdings, Inc.	150	7,923
Taisei Corp.	2,000	5,220
Taiyo Nippon Sanso Corp.	1,000	7,922
Takashimaya Co. Ltd.	1,000	8,713
Takeda Pharmaceutical Co. Ltd.	800	40,280
TDK Corp.	100	5,009
Teijin Ltd.	2,000	6,010
Terumo Corp.	100	5,216
The Bank of Yokohama Ltd.	1,000	4,953

The Chiba Bank Ltd.	1,000	5,243
The Chugoku Electric Power Co., Inc.	200	4,100
The Kansai Electric Power Co., Inc.	700	15,574
The Shizuoka Bank Ltd.	1,000	9,846
The Sumitomo Trust & Banking Co. Ltd.	1,000	6,662
Toho Co. Ltd.	200	4,185
Toho Gas Co. Ltd.	1,000	5,515
Tohoku Electric Power Co., Inc.	400	8,598
Tokio Marine Holdings, Inc.	600	22,028
Tokyo Electric Power Co., Inc.	1,100	27,065
Tokyo Electron Ltd.	100	4,525
Tokyo Gas Co. Ltd.	2,000	8,345
Tokyu Corp.	1,000	4,778
Tokyu Land Corp.	1,000	3,717
Toppan Printing Co. Ltd.	1,000	7,799
Toray Industries, Inc.	1,000	4,695
Toshiba Corp.	3,000	13,084
Toyo Seikan Kaisha Ltd.	300	4,605
Toyota Industries Corp.	200	5,047
Toyota Motor Corp.	2,500	106,881
Toyota Tsusho Corp.	300	3,930
Ube Industries Ltd.	1,000	2,696
Unicharm Corp.	100	7,676
West Japan Railway Co.	1	4,282
Yahoo! Japan Corp.	14	4,583
Yakult Honsha Co. Ltd.	200	6,163
Yamada Denki Co. Ltd.	70	5,306
Yamaha Corp.	300	5,116
Yamaha Motor Co. Ltd.	300	4,097
		2,046,051
NETHERLANDS — 2.4%
Aegon N.V.	1,160	10,263
Akzo Nobel N.V.	220	10,562
ASML Holding N.V.	336	5,872
Corio N.V.	70	4,973
Fugro N.V.	69	4,075
Heineken Holdings N.V.	123	4,829
Heineken N.V.	186	7,473
ING Groep N.V.	1,722	36,916
Koninklijke Ahold N.V.	956	11,043
Koninklijke DSM N.V.	100	4,730
Koninklijke KPN N.V.	1,613	23,295
Koninklijke Philips Electronics N.V.	902	24,474
Randstad Holding N.V.	174	4,575
Reed Elsevier N.V.	441	6,542
SBM Offshore N.V.	221	4,731
SNS REAAL Groep N.V.	301	3,435
TNT N.V.	438	12,135
Unilever N.V.	1,464	41,210
Wolters Kluwer N.V.	212	4,297
		225,430
NEW ZEALAND — 0.1%
Fletcher Building Ltd.	988	4,464
Telecom Corp. of New Zealand Ltd.	2,796	5,172
		9,636

NORWAY — 0.8%
Acergy S.A.	307	3,104
Aker Solutions ASA	240	3,886
DnB NOR ASA	400	3,103
Norsk Hydro ASA	467	3,159
Orkla ASA	512	4,712
Petroleum Geo-Services ASA*	243	3,211
Renewable Energy Corp. ASA*	169	3,133
Seadrill Ltd.	186	3,854
StatoilHydro ASA	1,100	26,140
Storebrand ASA	600	3,566
Telenor ASA	600	7,471
Yara International ASA	200	7,118
		72,457
PORTUGAL — 0.3%
Banco Comercial Portugues S.A.	2,923	4,781
Banco Espirito Santo S.A.	379	4,699
BRISA	510	5,073
Energias de Portugal S.A.	1,518	6,371
Portugal Telecom, SGPS S.A.	477	4,797
		25,721
SINGAPORE — 1.2%
CapitaLand Ltd.	2,000	4,360
Capitamall Trust Management Ltd.	3,000	4,784
City Developments Ltd.	1,000	6,253
ComfortDelGro Corp. Ltd.	4,000	4,211
DBS Group Holdings Ltd.	1,000	11,917
Fraser & Neave Ltd.	2,000	5,016
Keppel Corp. Ltd.	1,000	5,526
Oversea-Chinese Banking Corp.	2,000	10,098
SembCorp Industries Ltd.	2,000	4,582
Singapore Airlines Ltd.	1,000	10,046
Singapore Exchange Ltd.	1,000	4,356
Singapore Press Holdings Ltd.	2,000	5,580
Singapore Technologies Engineering Ltd.	2,000	3,798
Singapore Telecommunications Ltd.	9,000	20,572
United Overseas Bank Ltd.	1,000	11,955
		113,054
SPAIN — 4.1%
Abertis Infraestructuras S.A.	243	4,783
Acciona S.A.	26	3,963
Acerinox S.A.	263	4,711
ACS Actividades de Construccion y Servicios S.A.	261	10,566
Banco Bilbao Vizcaya Argentaria, Chile S.A.	3,355	54,253
Banco Popular Espanol S.A.	492	5,860
Banco Santander S.A.	5,476	82,109
Bankinter S.A.	504	6,335
Banco de Sabadell S.A.	638	4,959
Cintra Concesiones de Infraestructuras de Transporte S.A.	455	5,347
Criteria CaixaCorp S.A.	990	4,760
Enagas S.A.	197	4,248
Gamesa Corporacion Tecnologica S.A.	127	4,351
Gas Natural SDG S.A.	107	3,972

Grifols S.A.	170	4,344
Grupo Ferrovial S.A.	101	4,643
Iberdrola Renovables S.A.*	804	3,513
Iberdrola S.A.	3,000	30,477
Inditex S.A.	152	6,432
Indra Sistemas S.A.	195	4,647
Mapfre S.A.	1,083	4,734
Red Electrica de Espana S.A.	86	4,379
Repson YPF S.A.	582	17,248
Telefonica S.A.	3,829	91,044
Union Fenosa S.A.	272	6,650
Zardoya Otis S.A.	251	5,479
		383,807
SWEDEN — 2.3%
Alfa Laval AB	400	4,139
Assa Abloy AB, B Shares	400	4,844
Atlas Copco AB, A Shares	438	4,976
Atlas Copco AB, B Shares	402	4,062
Electrolux AB, B Shares	398	4,656
Telefonaktiebolaget LM Ericsson, B Shares	4,000	37,987
Getinge AB, B Shares	400	8,245
Hennes & Mauritz AB, B Shares	450	18,426
Husqvarna AB, B Shares	623	4,686
Investor AB, B Shares	400	7,490
Millicom International Cellular S.A.	61	4,212
Modern Times Group AB, B Shares	91	3,278
Nordea Bank AB	2,000	23,878
Sandvik AB	762	8,073
Scania AB, B Shares	300	3,695
Securitas AB, B Shares	400	4,506
Skandinaviska Enskilda Banken AB, A Shares	400	6,239
Skanska AB, B Shares	500	5,691
SKF AB, B Shares	300	3,833
Ssab Svenskt Stal AB, A Shares	200	3,180
Svenska Cellulosa AB, B Shares	400	4,237
Svenska Handelsbanken AB, A Shares	400	8,958
Swedbank AB, A Shares	300	3,922
Swedish Match AB	500	8,740
Tele2 AB, B Shares	316	3,606
TeliaSonera AB	2,000	11,366
Volvo AB, B Shares	900	8,131
		215,056
SWITZERLAND — 7.3%
ABB Ltd.*	1,933	37,459
Actelion Ltd.*	88	4,535
Adecco S.A.	107	4,648
Aryzta AG*	142	5,747
Baloise Holding AG	53	3,619
Compagnie Financiere Richemont S.A.	449	19,838
Credit Suisse Group AG	915	42,732
Geberit AG	35	4,292
Givaudan S.A.	6	5,012
Holcim Ltd.	237	17,370
Julius Baer Holding AG	169	8,405
Kuehne & Nagel International AG	67	4,470

Logitech International S.A.*	189	4,314
Lonza Group AG	35	4,391
Nestle S.A.	3,514	151,866
Nobel Biocare Holding AG	161	5,385
Novartis AG	2,081	109,564
Pargesa Holding S.A.	49	4,217
Roche Holding AG	620	97,056
Schindler Holding AG	75	4,515
SGS S.A.	4	4,708
Sonova Holding AG	68	4,433
Sulzer AG	43	4,575
Swiss Life Holding AG*	25	3,630
Swiss Reinsurance	288	15,986
Swisscom AG	16	4,768
Syngenta AG	88	18,558
Synthes, Inc.	42	5,753
The Swatch Group AG	26	4,799
UBS AG*	2,550	43,586
Zurich Financial Services AG	127	35,169
		685,400
UNITED KINGDOM — 20.0%
3i Group Plc	305	3,862
Alliance & Leicester Plc	826	4,027
AMEC Plc	338	3,877
Anglo American Plc	1,161	39,218
Antofagasta Plc	475	3,450
Associated British Foods Plc	339	4,302
AstraZeneca Plc	1,277	55,881
Aviva Plc	2,213	19,249
BAE Systems Plc	2,931	21,607
Balfour Beatty Plc	658	3,575
Barclays Plc	7,000	41,590
BG Group Plc	2,934	53,211
BHP Billiton Plc	1,937	43,881
BP Plc	16,700	139,082
British Airways Plc	1,104	3,368
British American Tobacco Plc	1,345	43,910
British Energy Group Plc	864	11,741
British Land Co. Plc	374	5,045
British Sky Broadcasting Group Plc	863	6,421
BT Group Plc	6,504	18,855
Bunzl Plc	402	4,729
Burberry Group Plc	604	4,271
Cable & Wireless Plc	1,842	5,470
Cadbury Plc	1,082	10,943
Cairn Energy Plc*	103	3,844
Carnival Plc	144	4,292
Centrica Plc	3,073	17,291
Cobham Plc	1,192	4,052
Compass Group Plc	1,418	8,794
Diageo Plc	2,245	38,298
Drax Group Plc	574	7,729
Enterprise Inns Plc	811	2,619
Eurasian Natural Resources Corp.	276	2,513
Experian Plc	716	4,745
Firstgroup Plc	471	4,497

Friends Provident Plc	2,970	5,051
G4S Plc	1,282	4,636
GKN Plc	1,128	4,006
GlaxoSmithKline Plc	4,843	104,912
Hammerson Plc	307	5,412
Hays Plc	2,914	4,220
HBOS Plc	4,348	9,865
Home Retail Group Plc	1,112	4,686
HSBC Holdings Plc	10,980	177,636
ICAP Plc	573	3,696
Imperial Tobacco Group Plc	876	28,120
Intercontinental Hotels Group Plc	377	4,671
International Power Plc	1,159	7,500
Invensys Plc	1,012	3,760
Investec Plc	753	4,114
ITV Plc	6,405	4,810
J. Sainsbury Plc	843	5,287
Johnson Matthey Plc	169	4,111
Kazakhmys Plc	211	2,216
Kingfisher Plc	2,201	5,247
Ladbrokes Plc	1,213	4,096
Land Securities Group Plc	562	12,693
Legal & General Group Plc	4,389	7,921
Liberty International Plc	311	5,378
Lloyds TSB Group Plc	4,638	18,637
Logica Plc	2,077	4,064
Lonmin Plc	123	5,031
Man Group Plc	1,412	8,629
Marks & Spencer Group Plc	1,064	3,886
Meggitt Plc	1,223	4,115
Mondi Plc	868	4,051
National Grid Plc	2,188	27,772
Next Plc	269	4,960
Old Mutual Plc	3,636	5,089
Pearson Plc	557	6,034
Prudential Plc	2,095	19,102
Reckitt Benckiser Group Plc	530	25,697
Reed Elsevier Plc	832	8,285
Rentokil Initial Plc	3,503	4,346
Rexam Plc	667	4,739
Rio Tinto Plc	877	55,040
Rolls-Royce Group Plc*	1,320	7,993
Royal Bank of Scotland Group Plc	14,182	45,749
Royal Dutch Shell Plc, A Shares	3,155	91,117
Royal Dutch Shell Plc, B Shares	2,413	67,788
RSA Insurance Group Plc	2,441	6,526
SABMiller Plc	749	14,624
Scottish & Southern Energy Plc	733	18,652
Segro Plc	649	4,893
Serco Group Plc	619	4,037
Severn Trent Plc	191	4,635
Shire Ltd.	409	6,468
Smith & Nephew Plc	695	7,340
Smiths Group Plc	245	4,443
Stagecoach Group Plc	947	4,304
Standard Chartered Plc	1,203	29,600
Standard Life Plc	1,609	7,014

Tate & Lyle Plc	614	4,218
Tesco Plc	6,811	47,370
The Capita Group Plc	376	4,680
The Sage Group Plc	1,309	4,585
Thomson Reuters Plc	186	4,156
Tomkins Plc	1,971	5,503
TUI Travel Plc	1,257	4,860
Tullow Oil Plc	572	7,313
Unilever Plc	1,125	30,590
United Business Media Ltd.	477	4,202
United Utilities Group Plc	423	5,249
Vedanta Resources Plc	149	3,123
Vodafone Group Plc	46,742	103,226
Whitbread Plc	234	4,426
WM Morrison Supermarkets Plc	1,882	8,752
Wolseley Plc	668	5,049
WPP Group Plc	1,357	10,976
Xstrata Plc	556	17,327
		1,884,548

TOTAL COMMON STOCK (Cost $10,084,502)		8,954,211

RIGHTS — 0.0%
FRANCE — 0.0%
Natixis S.A.*
(Cost $1,624)	572	8

SHORT-TERM INVESTMENTS — 4.9%
BlackRock Liquidity Funds TempCash - Institutional Shares	228,695	228,695
BlackRock Liquidity Funds TempFund - Institutional Shares	228,694	228,694

TOTAL SHORT-TERM INVESTMENTS (Cost $457,389)		457,389

TOTAL INVESTMENTS — 100.0% (Cost $10,543,515)(a)		$9,411,608

† See Security Valuation Note.

* Non-income producing security.

Plc - Public Limited Company

PPS - Partially Protected Shares

(a) At September 30, 2008, the cost for Federal income tax purposes was $10,543,515.  Net unrealized depreciation was $1,131,907.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $88,881 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,220,788.

	% of Market	Value
	Value	(000)†
COMMON STOCKS
INDUSTRY DIVERSIFICATION
Advertising	0.2%	$19,266
Aerospace & Defense	0.7%	59,973
Agricultural Products	1.1%	95,846
Airlines	0.3%	26,932
Automobiles & Related	4.5%	405,909
Banking	15.0%	1,342,500
Broadcast/Media	1.2%	110,203
Building & Real Estate	1.7%	149,739
Building Products & Supplies	1.2%	106,876
Chemicals	3.0%	270,449
Computer Services, Software & Systems	0.8%	71,645
Computers & Office Equipment	1.2%	108,110
Consumer Products	1.4%	121,977
Containers	0.2%	14,089
Cosmetics & Toiletries	0.7%	60,375
Diversified Operations	0.8%	68,698
Electronic Components & Semiconductors	2.5%	223,623
Energy Resources & Services	5.2%	469,411
Engineering & Construction	1.7%	154,979
Entertainment & Leisure	1.1%	96,551
Finance	2.7%	241,653
Food & Beverages	6.6%	587,130
Health Care Products	0.7%	66,749
Health Care Services	0.1%	11,796
Hotels & Resorts	0.3%	27,217
Insurance	5.3%	473,015
Machinery & Heavy Equipment	1.8%	157,286
Manufacturing	1.5%	133,168
Metal Fabricate/Hardware	0.4%	36,424
Metals & Mining	4.8%	426,023
Mixed Industrial/Office	0.8%	75,900
Office Property	0.1%	9,421
Oil & Gas	8.9%	799,872
Paper & Related Products	0.3%	26,131
Pharmaceuticals	6.7%	598,036
Restaurants	0.0%	4,426
Retail	1.9%	174,152
Services - Commercial	1.3%	117,448
Strip Centers	0.4%	33,452
Telecommunications	7.0%	631,359
Textiles & Apparel	0.6%	51,720
Transportation & Related Services	1.9%	175,170
Utilities - Water	0.3%	27,973
Waste Management	0.1%	4,684
Wholesale Distributor	1.0%	86,855
	100.0%	$8,954,211

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$524,552
Level 2 — Other Significant Observable Inputs	8,887,056
Level 3 — Significant Unobservable Inputs	—
Total	$9,411,608

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (Unaudited)

BALANCED FUND

	Number of
	Shares	Value†
AFFILIATED MUTUAL FUNDS — 100.0%
Penn Series Index 500 Fund	5,027,185	$41,424,007
Penn Series Quality Bond Fund	2,766,811	29,189,856

TOTAL AFFILIATED MUTUAL FUNDS (Cost $74,054,192)		70,613,863

TOTAL INVESTMENTS — 100.0% (Cost $74,054,192)(a)		$70,613,863

† See Security Valuation Note.

(a) At September 30, 2008, the cost for Federal income tax purposes was $74,069,792.  Net unrealized depreciation was $3,455,929.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $0 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,455,929.

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$70,613,863
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$70,613,863

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (Unaudited)

AGGRESSIVE ALLOCATION FUND

	Number of
	Shares	Value†
AFFILIATED MUTUAL FUNDS — 99.8%
Penn Series Developed International Index Fund	2,621	$23,270
Penn Series Emerging Markets Equity Fund	1,003	8,558
Penn Series Index 500 Fund	4,056	33,419
Penn Series International Equity Fund	1,806	28,999
Penn Series Large Cap Growth Fund	2,111	17,267
Penn Series Large Cap Value Fund	2,053	26,940
Penn Series Large Core Growth Fund	3,011	25,109
Penn Series Large Core Value Fund	3,578	33,420
Penn Series Mid Cap Growth Fund*	1,862	14,172
Penn Series Mid Cap Value Fund*	1,445	14,033
Penn Series Quality Bond Fund	1,495	15,771
Penn Series REIT Fund*	1,344	16,503
Penn Series Small Cap Growth Fund*	381	5,806
Penn Series Small Cap Index Fund	645	6,103
Penn Series Small Cap Value Fund	695	9,395
Penn Series SMID Cap Growth Fund	975	8,962
Penn Series SMID Cap Value Fund	965	9,063

TOTAL AFFILIATED MUTUAL FUNDS (Cost $321,648)		296,790

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity Funds TempCash - Institutional Shares	230	230
BlackRock Liquidity Funds TempFund - Instititional Shares	230	230

TOTAL SHORT-TERM INVESTMENTS (Cost $460)		460

TOTAL INVESTMENTS — 100.0% (Cost $322,108)		$297,250

† See Security Valuation Note.

* Non-income producing.

(a) At September 30, 2008, the cost for Federal income tax purposes was $322,139.  Net unrealized depreciation was $24,889.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $531 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $25,420.

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$297,250
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$297,250

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (Unaudited)

MODERATELY AGGRESSIVE ALLOCATION FUND

	Number of
	Shares	Value†
AFFILIATED MUTUAL FUNDS — 99.8%
Penn Series Developed International Index Fund	12,192	$108,269
Penn Series Emerging Markets Equity Fund	3,646	31,100
Penn Series High Yield Bond Fund	4,490	30,982
Penn Series Index 500 Fund	17,295	142,514
Penn Series International Equity Fund	8,671	139,262
Penn Series Large Cap Growth Fund	9,445	77,263
Penn Series Large Cap Value Fund	8,423	110,512
Penn Series Large Core Growth Fund	14,554	121,384
Penn Series Large Core Value Fund	16,941	158,227
Penn Series Limited Maturity Bond Fund	10,680	113,101
Penn Series Mid Cap Growth Fund*	7,985	60,762
Penn Series Mid Cap Value Find*	7,772	75,464
Penn Series Quality Bond Fund	16,643	175,584
Penn Series REIT Fund*	5,402	66,332
Penn Series Small Cap Growth Fund*	1,017	15,479
Penn Series Small Cap Index Fund	4,977	47,087
Penn Series Small Cap Value Fund	2,351	31,782
Penn Series SMID Cap Growth Fund	3,395	31,202
Penn Series SMID Cap Value Fund	3,310	31,078

TOTAL AFFILIATED MUTUAL FUNDS (Cost $1,627,445)		1,567,384

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity Funds TempCash - Institutional Shares	1,231	1,231
BlackRock Liquidity Funds TempFund - Institutional Shares	1,231	1,231

TOTAL SHORT-TERM INVESTMENTS (Cost $2,462)		2,462

TOTAL INVESTMENTS — 100.0% (Cost $1,629,907)		$1,569,846

† See Security Valuation Note.

* Non-income producing.

(a) At September 30, 2008, the cost for Federal income tax purposes was $1,629,938.  Net unrealized depreciation was $60,092.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,555 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $61,647.

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$1,569,846
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$1,569,846

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (Unaudited)

MODERATE ALLOCATION FUND

	Number of
	Shares	Value†
AFFILIATED MUTUAL FUNDS — 93.3%
Penn Series Developed International Index Fund	11,630	$103,277
Penn Series Emerging Markets Equity Fund	6,107	52,089
Penn Series Flexibly Managed Fund	2,500	52,172
Penn Series High Yield Bond Fund	15,073	104,001
Penn Series Index 500 Fund	22,372	184,343
Penn Series International Equity Fund	11,216	180,130
Penn Series Large Cap Growth Fund	12,525	102,453
Penn Series Large Cap Value Fund	6,003	78,758
Penn Series Large Core Growth Fund	18,081	150,799
Penn Series Large Core Value Fund	22,468	209,855
Penn Series Limited Maturity Bond Fund	30,658	324,664
Penn Series Mid Cap Growth Fund*	9,936	75,614
Penn Series Mid Cap Value Fund*	7,741	75,169
Penn Series Money Market Fund	217,133	217,133
Penn Series Quality Bond Fund	40,593	428,252
Penn Series REIT Fund*	6,731	82,652
Penn Series Small Cap Growth Fund*	1,695	25,795
Penn Series Small Cap Index Fund	5,535	52,362
Penn Series Small Cap Value Fund	3,913	52,910
Penn Series SMID Cap Growth Fund	2,827	25,976
Penn Series SMID Cap Value Fund	5,505	51,695

TOTAL AFFILIATED MUTUAL FUNDS (Cost $2,724,135)		2,630,099

SHORT-TERM INVESTMENTS — 6.7%
BlackRock Liquidity Funds TempCash - Institutional Shares	94,299	94,299
BlackRock Liquidity Funds TempFund - Institutional Shares	94,298	94,298

TOTAL SHORT-TERM INVESTMENTS (Cost $188,597)		188,597

TOTAL INVESTMENTS — 100.0% (Cost $2,912,732)(a)		$2,818,696

† See Security Valuation Note.

* Non-income producing.

(a) At September 30, 2008, the cost for Federal income tax purposes was $2,912,738.  Net unrealized depreciation was $94,042.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,292 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $95,334.

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•       Level 1 - quoted prices in active markets for identical securities

•       Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•       Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$2,818,696
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$2,818,696

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (Unaudited)

MODERATELY CONSERVATIVE ALLOCATION FUND

	Number of
	Shares	Value†
AFFILIATED MUTUAL FUNDS — 100.0%
Penn Series Developed International Index Fund	18,987	$168,607
Penn Series Flexibly Managed Fund	6,214	129,682
Penn Series High Yield Bond Fund	37,899	261,506
Penn Series Index 500 Fund	26,373	217,317
Penn Series International Equity Fund	13,173	211,554
Penn Series Large Cap Growth Fund	15,607	127,669
Penn Series Large Cap Value Fund	6,569	86,179
Penn Series Large Core Growth Fund	20,172	168,237
Penn Series Large Core Value Fund	27,810	259,743
Penn Series Limited Maturity Bond Fund	72,392	766,630
Penn Series Mid Cap Growth Fund*	11,063	84,193
Penn Series Mid Cap Value Fund*	8,571	83,223
Penn Series Money Market Fund	631,944	631,944
Penn Series Quality Bond Fund	93,275	984,052
Penn Series Small Cap Index Fund	9,150	86,554
Penn Series SMID Cap Growth Fund	4,708	43,267
Penn Series SMID Cap Value Fund	9,128	85,707

TOTAL AFFILIATED MUTUAL FUNDS (Cost $4,520,718)		4,396,064

SHORT-TERM INVESTMENTS — 0.0%
BlackRock Liquidity Funds TempCash - Institutional Shares	18	18
BlackRock Liquidity Funds TempFund - Institutional Shares	17	17

TOTAL SHORT-TERM INVESTMENTS (Cost $35)		35

TOTAL INVESTMENTS — 100.0% (Cost $4,520,753)(a)		$4,396,099

† See Security Valuation Note.

* Non-income producing.

(a) At September 30, 2008, the cost for Federal income tax purposes was $4,520,802.  Net unrealized depreciation was $124,703. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $0 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $124,703.

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•       Level 1 - quoted prices in active markets for identical securities

•       Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•       Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$4,396,099
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$4,396,099

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (Unaudited)

CONSERVATIVE ALLOCATION FUND

	Number of
	Shares	Value†
AFFILIATED MUTUAL FUNDS — 100.0%
Penn Series Developed International Index Fund*	7,683	$68,225
Penn Series Flexibly Managed Fund	5,028	104,935
Penn Series High Yield Bond Fund	40,725	281,003
Penn Series Index 500 Fund	17,112	141,003
Penn Series International Equity Fund	6,367	102,259
Penn Series Large Core Growth Fund*	16,220	135,277
Penn Series Large Core Value Fund*	18,792	175,520
Penn Series Limited Maturity Bond Fund	68,930	729,973
Penn Series Money Market Fund	876,649	876,649
Penn Series Quality Bond Fund	92,637	977,321

TOTAL AFFILIATED MUTUAL FUNDS (Cost $3,655,538)		3,592,165

TOTAL INVESTMENTS — 100.0% (Cost $3,655,538)(a)		$3,592,165

† See Security Valuation Note.

* Non-income producing.

(a) At September 30, 2008, the cost for Federal income tax purposes was $3,655,956. Net unrealized depreciation was $63,791. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $0 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $63,791.

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted the SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•       Level 1 - quoted prices in active markets for identical securities

•       Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•       Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$3,592,165
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$3,592,165

SECURITY VALUATION

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount.  This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Growth, Small Cap Value, International Equity, REIT, Large Core Growth, Large Core Value, SMID Cap Growth, SMID Cap Value, Emerging Markets Equity, Small Cap Index and  Developed International Index Funds— Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price.  Debt and fixed income securities may be valued by recognized independent third-party pricing agents, employing methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques.  To the extent that bid prices are provided by the pricing service, the Funds will use the bid price.  Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.  The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value.  Reasons for which securities may be valued in this manner include, but are not limited to, trading for a security has been halted or suspended, a security has been de-listed from a national exchange, or trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open.  Options and futures contracts are valued at the last sale price on the market where such options or futures contracts are principally traded.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated.  These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors.  The valuations obtained may not necessarily be the price that would be obtained upon sale of these securities.

The high yield securities in which the High Yield Bond Fund may invest are predominantly speculative as to the issuer’s continuing ability to meet principal and interest payments. The value of the lower quality securities in which the High Yield Bond Fund may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative Allocation Funds –These funds invest in shares of affiliated Penn Series Funds.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars.  Foreign currency amounts are translated into U.S. dollars on the following basis:  market value of investment securities, assets and liabilities at the current rate of exchange; purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

Securities Lending –– As of the close of business on September 18, 2008, Lehman Brothers Holding Inc. was in default of the security lending agreement with the Funds listed below. As a result, PFPC Trust as Securities Lending Agent, took possession of the collateral and repurchased the securities in the Funds through open market purchases. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the criteria for sales accounting has been met. As a result of recording the sale of the original securities out on loan at market value and the repurchase of the securities into the Funds at replacement value, the following Funds had a realized gain/(loss), which did not have a material impact on the financial statement or net asset value of the Funds:

Fund	Gain/(Loss)
Index 500 Fund	$(3,374)
Mid Core Value Fund	(1,538)
Small Cap Index Fund	(146)

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted FAS 157 as of January 1, 2008.   The three levels of the fair value hierarchy under FAS 157 are described below:

•                 Level 1 - quoted prices in active markets for identical securities

•                 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Funds’ net assets as of September 30, 2008 is included with each Fund’s Schedule of Investments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

[Please verify, please provide further information if this statement is not correct.]

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

[Please verify, please provide further information if this statement is not correct.]

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date	December 1, 2008

By (Signature and Title)*	/s/ Jill Bukata
Jill Bukata, Controller
(principal financial officer)

Date	December 1, 2008

* Print the name and title of each signing officer under his or her signature.